     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON June 27, 2008
                                            1933 ACT REGISTRATION NO. 333-75702
                                            1940 ACT REGISTRATION NO. 811-07325
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

                               -----------------

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [_]

                     POST-EFFECTIVE AMENDMENT NO. 25                        [X]

                                   AND

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [_]

                     POST-EFFECTIVE AMENDMENT NO. 86                        [X]

                     (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                          PRUCO LIFE FLEXIBLE PREMIUM
                           VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                               -----------------

                         PRUCO LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (973) 802-7333
   (Address and telephone number of depositor's principal executive offices)

                               THOMAS C. CASTANO

                                   SECRETARY

                         PRUCO LIFE INSURANCE COMPANY
                             213 WASHINGTON STREET
                         NEWARK, NEW JERSEY 07102-2992
                                (203) 925-7176
                    (Name and address of agent for service)

                                  Copies to:

                            C. CHRISTOPHER SPRAGUE
                       VICE PRESIDENT, CORPORATE COUNSEL
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               751 BROAD STREET
                         NEWARK, NEW JERSEY 07102-3714
                                (973) 802-6997

                               -----------------

It is proposed that this filing will become effective (check appropriate space):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on July 1, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on __ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in Individual Variable Annuity Contracts
================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 25 to Registration Statement No. 333-75702 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment
No. 24 filed with the SEC on April 25, 2008, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                   PRUCO LIFE INSURANCE COMPANY
                                     PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

 STRATEGIC PARTNERS/SM/ ANNUITY ONE 3
 STRATEGIC PARTNERS/SM/ PLUS 3
 STRATEGIC PARTNERS FLEXELITE
 (Pruco Life Insurance Company only)

                        Supplement, dated July 21, 2008
                                       To
                         Prospectus, dated May 1, 2008

 This supplement should be read and retained with the prospectus for your annuity. If you would like another copy of the prospectus, please call us at 1-888-PRU-2888.

 This supplement is being issued to describe several changes that we are making to the variable investment options within each of the above-referenced annuities. We summarize each change immediately below, and then indicate how the pertinent portion of each prospectus is amended to reflect the change.

 The changes are as follows:

 1. AST Conservative Asset Allocation Portfolio; AST Balanced Asset Allocation Portfolio; and AST American Century Strategic Allocation Portfolio. The name and investment objectives of each Portfolio are being changed. (In the case of the AST Balanced Asset Allocation Portfolio and AST American Century Strategic Allocation Portfolio only, the changed investment objective was authorized by a vote of Annuity Owners). AST Conservative Asset Allocation Portfolio has been renamed AST Balanced Asset Allocation Portfolio and will be sub-advised by Quantitative Management Associates LLC, the original AST Balanced Asset Allocation Portfolio has become AST Academic Strategies Asset Allocation Portfolio, and AST American Century Strategic Allocation Portfolio has become AST Schroders Multi-Asset World Strategies Portfolio. Accordingly, we
 (a) reflect the revised Portfolio names in the list of Investment Options on the inside front cover, and (b) with respect to AST Balanced Asset Allocation Portfolio and AST Schroders Multi-Asset World Strategies Portfolio only, set forth the revised fees of each Portfolio in the table of Underlying Mutual Fund Portfolio Annual Expenses, and (c) in the prospectus section discussing the applicable optional benefit, include each Portfolio within the group of portfolios that are permitted if you elect Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, Highest Daily Lifetime Seven, Spousal Highest Daily Lifetime Seven, or the Highest Daily Value death benefit (if available), and (d) include a summary description of the Portfolio in the chart of each Portfolio's Investment Objectives and Policies. In addition, to reflect the effect of each Portfolio on the average fees of all Portfolios available under the Annuity, we describe the effect of the revised average fees on the comparison charts appearing within the section entitled "Selecting the Annuity That's Right for You."

 2. Merger of AST DeAm Small-Cap Value Portfolio into AST Small-Cap Value Portfolio. The AST DeAm Small-Cap Value Portfolio has merged out of existence into the AST Small-Cap Value Portfolio. Accordingly, we remove the AST DeAm Small-Cap Value Portfolio from the list of Investment Options on the inside front cover.

 3. AST Small-Cap Growth Portfolio. Neuberger Berman Management Inc. is no longer a sub-adviser to this Portfolio. The assets formerly managed by Neuberger Berman now are managed by Eagle Asset Management. Accordingly, we revise the summary description of this Portfolio in the chart of each Portfolio's Investment Objectives and Policies.

 4. AST Neuberger Berman Mid-Cap Value Portfolio. We have added LSV Asset Management as a sub-adviser to this Portfolio and have re-named the Portfolio the AST Neuberger Berman/LSV Mid-Cap Value Portfolio. Accordingly, we
 (a) reflect the revised Portfolio name in the list of Investment Options on the inside front cover and in footnote 3 to the table within Underlying Mutual Fund Portfolio Annual Expenses, and (b) include a revised summary description of the Portfolio in the chart of the Portfolio's Investment objectives and Policies.

 5. SP Aggressive Asset Allocation Portfolio, SP Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, Global Portfolio. We are adding Quantitative Management Associates LLC as a sub-adviser to each Portfolio. Accordingly, we include a revised summary description of each Portfolio in the chart of each Portfolio's Investment Objectives and Policies. Also being added as sub-advisers are Prudential Investment Management, Inc. and Jennison Associates LLC.

 With respect to the changed fees referenced above, here is a fee table showing the applicable underlying mutual fund portfolio annual expenses:

                                                                                           Acquired    Total
                                                                                           Portfolio  Annual
                                                             Management  Other              Fees &   Portfolio
                           FUNDS                                Fee     Expenses 12b-1 Fee Expenses  Expenses
--------------------------------------------------------------------------------------------------------------
AST Academic Strategies Asset Allocation /1,2,3,4/             0.72%     0.10%     0.00%     0.69%     1.51%
 Management and Other Expense fee waivers/reduction: 0.02%
 Net expenses after fee reimbursement/expense waiver: 1.49%
AST Schroders Multi-Asset World Strategies                     1.10%     0.16%     0.00%     0.14%     1.40%
AST Balanced Asset Allocation                                  0.15%     0.02%     0.00%     0.87%     1.04%

 1 Estimated Other Expenses for the fiscal year ending December 31, 2008. As used in connection with the Portfolio, "Other Expenses" include certain operating expenses, including, without limitation, fees for custodian services, Independent Trustees' fees, and fees for legal, accounting, valuation, and transfer agency services. The Trust has also entered into arrangements with the issuers of the variable insurance products offering the Portfolio under which the Trust currently compensates such issuers for providing ongoing services to Portfolio shareholders (e.g., the printing and mailing of Trust prospectuses and shareholder reports) in lieu of the Trust providing such services directly to shareholders. The contractual administrative services fee is 0.10% of the Portfolio's average daily net assets. The Portfolio is not directly subject to the administrative services fee to the extent it invests in the Core Plus Bond Portfolio or any other Trust Portfolio (each, an Underlying Trust Portfolio and collectively, the Underlying Trust Portfolios). The Core Plus Bond
    Portfolio and each Underlying Trust Portfolio in which the Portfolio invests, however, are subject to the administrative services fee. See footnote 1 of the table within "Underlying Mutual Fund Portfolio Annual Expenses" in the May 1, 2008 prospectus for a discussion of the administrative services fee applicable to certain other AST Portfolios.
 2 Estimated Underlying Portfolio Fees & Expenses for the fiscal year ending December 31, 2008. The Portfolio will indirectly incur a pro rata portion of the fees and expenses of the Core Plus Bond Portfolio and any other Underlying Trust Portfolio in which it invests. The expenses shown under "Underlying Portfolio Fees and Expenses" represent the portion of the Core Plus Bond Portfolio's estimated annualized operating expense ratio for the fiscal year ending December 31, 2008 to be borne by the Portfolio based upon the Portfolio's expected initial holdings in the Core Plus Bond Portfolio. No sales loads, distribution fees, service fees, redemption fees, or other transaction fees will be assessed in connection with the Portfolio's purchase or redemption of shares of Underlying Trust Portfolios.
 3 Estimated Contractual Fee Waiver and/or Expense Reimbursement for the fiscal year ending December 31, 2008. The Investment Managers have contractually agreed to waive their investment management fees with respect to the Portfolio's investments in the Core Plus Bond Portfolio (i.e., assumes a waiver of 25% of the Investment Managers' contractual investment management fee).
 4 The Co-Managers have contractually agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio's investment management fees plus "Other Expenses" (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses) do not exceed 0.80% of the Portfolio's average daily net assets during the Academic Strategies Portfolio's first year of operations (i.e., expected to be July 21, 2008 through July 20, 2009).

 With respect to the changed Investment Objectives/Policies referenced above, here is a table showing the applicable changes:

   --------------------------------------------------------------------------
    STYLE/         INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUB-ADVISOR
   --------------------------------------------------------------------------
                       ADVANCED SERIES TRUST
   --------------------------------------------------------------------------
     ASSET      AST Schroders Multi-Asset World             Schroder
     ALLOCA     Strategies (formerly known as AST          Investment
     TION/      American Century Strategic              Management North
    BALANCED    Allocation Portfolio): The AST            America Inc.
                Schroders Multi-Asset World
                Strategies Portfolio seeks long-term
                capital appreciation through a
                global flexible asset allocation
                approach. This asset allocation
                approach entails investing in
                traditional asset classes, such as
                equity and fixed-income investments,
                and alternative asset classes, such
                as investments in real estate,
                commodities, currencies, private
                equity, and absolute return
                strategies. The sub-advisor seeks to
                emphasize the management of risk and
                volatility. Exposure to different
                asset classes and investment
                strategies will vary over time based
                upon the sub advisor's assessments
                of changing market, economic,
                financial and political factors and
                events.
   --------------------------------------------------------------------------
     ASSET      AST Academic Strategies Asset             Credit Suisse
     ALLOCA     Allocation (formerly known as AST       Securities (USA)
     TION/      Balanced Asset Allocation                 LLC; Jennison
    BALANCED    Portfolio): seeks total return           Associates LLC;
                consistent with its specified level      Mellon Capital
                of risk. The Portfolio will be a           Management
                multi-asset class fund that employs    Corporation; Pacific
                both top-down asset allocation             Investment
                strategies and bottom-up                   Management
                manager/security selection. Under          Company LLC
                normal circumstances, approximately         (PIMCO);
                60% of the assets will be allocated     Prudential Bache
                to traditional asset classes            Asset Management,
                (including US and international           Incorporated;
                equities and bonds) and                   Quantitative
                approximately 40% of the assets will       Management
                be allocated to nontraditional asset     Associates LLC
                classes (including real estate,
                commodities, and alternative
                strategies). Those percentages are
                subject to change by the Investment
                Managers.
   --------------------------------------------------------------------------
     ASSET      AST Balanced Asset Allocation            AST Investment
     ALLOCA     (formerly known as AST Conservative     Services, Inc. &
     TION/      Asset Allocation Portfolio): seeks         Prudential
    BALANCED    the highest potential total return      Investments LLC;
                consistent with its specified level       Quantitative
                of risk tolerance. The Portfolio           Management
                will invest its assets in several        Associates LLC
                other Advanced Series Trust
                Portfolios. Under normal market
                conditions, the Portfolio will
                devote approximately 60% of its net
                assets to underlying portfolios
                investing primarily in equity
                securities (with a range of 52.5% to
                67.5%), and 40% of its net assets to
                underlying portfolios investing
                primarily in debt securities and
                money market instruments (with a
                range of 32.5% to 47.5%).
   --------------------------------------------------------------------------
    MID CAP     AST Neuberger Berman/LSV Mid-Cap            LSV Asset
     VALUE      Value Portfolio (formerly known as         Management;
                AST Neuberger Berman Mid-Cap Value      Neuberger Berman
                Portfolio): seeks capital growth.        Management Inc.
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of medium capitalization companies.
                For purposes of the Portfolio,
                companies with market
                capitalizations that fall within the
                range of the Russell Mid-cap(R)
                Index at the time of investment are
                considered medium capitalization
                companies. Some of the Portfolio's
                assets may be invested in the
                securities of large-cap companies as
                well as in small-cap companies.
                Under the Portfolio's value-oriented
                investment approach, the subadviser
                looks for companies whose stock
                prices are undervalued and that may
                raise in price before other
                investors realize their worth.
   --------------------------------------------------------------------------
     SMALL      AST Small-Cap Growth Portfolio:            Eagle Asset
      CAP       seeks long-term capital growth. The        Management
    GROWTH      Portfolio pursues its objective by
                investing, under normal
                circumstances, at least 80% of the
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Index at the time of
                the Portfolio's investment.
   --------------------------------------------------------------------------

    -----------------------------------------------------------------------
     STYLE/         INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
      TYPE                                                  ADVISOR/
                                                          SUB-ADVISOR
    -----------------------------------------------------------------------
                      THE PRUDENTIAL SERIES FUND
    -----------------------------------------------------------------------
     INTERNA     Global Portfolio: seeks long-term         LSV Asset
     TIONAL      growth of capital. The Portfolio         Management;
     EQUITY      invests primarily in common stocks     Marsico Capital
                 (and their equivalents) of foreign     Management, LLC;
                 and U.S. companies. Each subadviser     T. Rowe Price
                 for the Portfolio generally will use   Associates, Inc.;
                 either a "growth" approach or a        William Blair &
                 "value" approach in selecting either    Company, LLC;
                 foreign or U.S. common stocks.           Quantitative
                                                           Management
                                                         Associates LLC
    -----------------------------------------------------------------------
      ASSET      SP Aggressive Growth Asset                Prudential
      ALLOCA     Allocation Portfolio: seeks to         Investments LLC;
      TION/      obtain the highest potential total       Quantitative
     BALANCED    return consistent with the specified      Management
                 level of risk tolerance. The            Associates LLC
                 Portfolio may invest in any other
                 Portfolio of the Fund (other than
                 another SP Asset Allocation
                 Portfolio), the AST Marsico Capital
                 Growth Portfolio of Advanced Series
                 Trust (AST), and the AST
                 International Value Portfolio of AST
                 (the Underlying Portfolios). Under
                 normal circumstances, the Portfolio
                 generally will focus on equity
                 Underlying Portfolios but will also
                 invest in fixed-income Underlying
                 Portfolios.
    -----------------------------------------------------------------------
      ASSET      SP Balanced Asset Allocation              Prudential
      ALLOCA     Portfolio: seeks to obtain the         Investments LLC;
      TION/      highest potential total return           Quantitative
     BALANCED    consistent with the specified level       Management
                 of risk tolerance. The Portfolio may    Associates LLC
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST), and the
                 AST International Value Portfolio of
                 AST (the Underlying Portfolios). The
                 Portfolio will invest in equity and
                 fixed-income Underlying Portfolios.
    -----------------------------------------------------------------------
      ASSET      SP Conservative Asset Allocation          Prudential
      ALLOCA     Portfolio: seeks to obtain the         Investments LLC;
      TION/      highest potential total return           Quantitative
     BALANCED    consistent with the specified level       Management
                 of risk tolerance. The Portfolio may    Associates LLC
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST), and the
                 AST International Value Portfolio of
                 AST (the Underlying Portfolios).
                 Under normal circumstances, the
                 Portfolio generally will focus on
                 fixed-income Underlying Portfolios
                 but will also invest in equity
                 Underlying Portfolios.
    -----------------------------------------------------------------------
      ASSET      SP Growth Asset Allocation                Prudential
      ALLOCA     Portfolio: seeks to obtain the         Investments LLC;
      TION/      highest potential total return           Quantitative
     BALANCED    consistent with the specified level       Management
                 of risk tolerance. The Portfolio may    Associates LLC
                 invest in any other Portfolio of the
                 Fund (other than another SP Asset
                 Allocation Portfolio), the AST
                 Marsico Capital Growth Portfolio of
                 Advanced Series Trust (AST), and the
                 AST International Value Portfolio of
                 AST (the Underlying Portfolios).
                 Under normal circumstances, the
                 Portfolio generally will focus on
                 equity Underlying Portfolios but
                 will also invest in fixed- income
                 Underlying Portfolios.
    -----------------------------------------------------------------------

 In the May 1, 2008 prospectuses, the summary fund descriptions of the AST Balanced Asset Allocation Portfolio and the AST Capital Growth Asset Allocation Portfolio were reversed. Thus, the correct summary fund description for each such Portfolio should have been as follows:

 AST Balanced Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 65% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 57.5% to 72.5%), and 35% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 27.5% to 42.5%).

 AST Capital Growth Asset Allocation Portfolio: seeks the highest potential total return consistent with its specified level of risk tolerance. The Portfolio will invest its assets in several other Advanced Series Trust Portfolios. Under normal market conditions, the Portfolio will devote approximately 75% of its net assets to underlying portfolios investing primarily in equity securities (with a range of 67.5% to 80%), and 25% of its net assets to underlying portfolios investing primarily in debt securities and money market instruments (with a range of 20.0% to 32.5%).

 In the appendices to each prospectus, entitled Selecting The Variable Annuity That's Right For You, we set forth hypothetical illustrations of Contract Value and Surrender Value for each annuity. Those illustrations assume average fund expenses of 0.94% (which, for Strategic Partners Plus, excludes Evergreen fund expenses). As a result of the fund changes described in this supplement, the average fund expenses have changed to 0.95%. This change in average fund expenses would have the effect of decreasing the hypothetical illustrated values by a commensurate amount.

                         PRUCO LIFE INSURANCE COMPANY
                     Consolidated Financial Statements and
            Report of Independent Registered Public Accounting Firm

                          December 31, 2007 and 2006

                         PRUCO LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Financial Statements                                                   Page No.
--------------------                                                   --------

Management's Annual Report on Internal Control Over Financial
  Reporting                                                             F - 2

Report of Independent Registered Public Accounting Firm                 F - 3

Consolidated Financial Statements:

Consolidated Statements of Financial Position - December 31, 2007 and
  2006                                                                  F - 4

Consolidated Statements of Operations and Comprehensive Income Years
  ended December 31, 2007, 2006 and 2005                                F - 5

Consolidated Statements of Stockholder's Equity Years ended
  December 31, 2007, 2006 and 2005                                      F - 6

Consolidated Statements of Cash Flows Years ended December 31, 2007,
  2006 and 2005                                                         F - 7

Notes to Consolidated Financial Statements                              F - 8

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Pruco Life Insurance Company ("the Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2007, of the Company's internal control over financial reporting, based on the framework established in Internal Control - Integrated Framework Issued by the Committee of Sponsoring Organizations of the Treadway Commission
(COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2007.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements.

This annual report does not include an attestation report of the company's registered public accounting firm regarding internal control over financial reporting. Management's report was not subject to attestation by the company's registered public accounting firm pursuant to temporary rules of the Securities and Exchange Commission that permit the company to provide only management's report in this annual report.

March 14, 2008

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Pruco Life Insurance Company

In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly owned subsidiary of The Prudential Insurance Company of America) and its subsidiaries at December 31, 2007 and December 31, 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP (signed)
New York, New York
March 14, 2008

Pruco Life Insurance Company

Consolidated Statements of Financial Position
As of December 31, 2007 and 2006 (in thousands, except share amounts)
--------------------------------------------------------------------------------

                                                           2007        2006
                                                        ----------- -----------
ASSETS
Fixed maturities available for sale, at fair value
  (amortized cost, 2007 - $4,470,186; 2006 -
  $4,850,514)                                           $ 4,509,969 $ 4,911,274
Policy loans                                                961,054     915,060
Short term investments                                      119,606      97,097
Commercial loans                                            745,223     508,094
Other long term investments                                  84,559      80,649
                                                        ----------- -----------
   Total investments                                      6,420,411   6,512,174
Cash and cash equivalents                                    92,964     485,199
Deferred policy acquisition costs                         2,174,315   1,959,431
Accrued investment income                                    73,968      73,589
Reinsurance recoverables                                  1,599,910   1,208,724
Receivables from parent and affiliates                      155,990     107,798
Deferred sales inducements                                  215,057     182,578
Other assets                                                 15,932      21,693
Separate account assets                                  24,609,488  21,952,272
                                                        ----------- -----------
TOTAL ASSETS                                            $35,358,035 $32,503,458
                                                        =========== ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                         $ 5,076,654 $ 5,483,921
Future policy benefits and other policyholder
  liabilities                                             2,175,326   1,765,489
Cash collateral for loaned securities                       142,680     134,982
Securities sold under agreement to repurchase               272,803      13,226
Income taxes payable                                        484,107     453,358
Short term debt to affiliates                                55,863      25,348
Payables to parent and affiliates                            60,207      29,427
Other liabilities                                           207,491     309,913
Separate account liabilities                             24,609,488  21,952,272
                                                        ----------- -----------
Total liabilities                                       $33,084,619 $30,167,936
                                                        ----------- -----------
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

STOCKHOLDER'S EQUITY
Common stock, ($10 par value; 1,000,000 shares,
  authorized; 250,000 shares, issued and outstanding)         2,500       2,500
Additional paid-in capital                                  455,664     454,527
Retained earnings                                         1,797,387   1,853,233
Accumulated other comprehensive income                       17,865      25,262
                                                        ----------- -----------
Total stockholder's equity                                2,273,416   2,335,522
                                                        ----------- -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY              $35,358,035 $32,503,458
                                                        =========== ===========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                                 2007       2006       2005
                                              ----------  --------  ----------
REVENUES

Premiums                                      $   61,469  $ 43,516  $   38,029
Policy charges and fee income                    688,477   547,693     564,432
Net investment income                            381,394   401,436     404,045
Realized investment (losses), net                (20,683)  (62,749)       (449)
Asset management fees                             24,439    18,338      17,105
Other income                                      24,928    18,207      12,125
                                              ----------  --------  ----------
Total revenues                                 1,160,024   966,441   1,035,287
                                              ----------  --------  ----------
BENEFITS AND EXPENSES

Policyholders' benefits                          111,034   120,049      98,899
Interest credited to policyholders' account
  balances                                       208,768   212,288     234,881
General, administrative and other expenses       528,476   308,850     449,291
                                              ----------  --------  ----------
Total benefits and expenses                      848,278   641,187     783,071
                                              ----------  --------  ----------
Income from operations before income taxes       311,746   325,254     252,216

Income taxes:
   Current                                         8,570    89,034     (30,108)
   Deferred                                       55,842   (26,572)     51,409
                                              ----------  --------  ----------
Total income tax expense                          64,412    62,462      21,301
                                              ----------  --------  ----------
NET INCOME                                       247,334   262,792     230,915
                                              ----------  --------  ----------
Change in net unrealized investment
  (losses)/gains and changes in foreign
  currency translation, net of taxes              (7,397)    6,662     (55,927)
                                              ----------  --------  ----------
COMPREHENSIVE INCOME                          $  239,937  $269,454  $  174,988
                                              ==========  ========  ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Stockholder's Equity
Periods Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                                                                                   Total
                                                                        Foreign       Net       Accumulated
                                  Additional                           Currency    Unrealized      Other         Total
                           Common  Paid-in-    Deferred    Retained   Translation  Investment  Comprehensive Stockholder's
                           Stock   Capital   Compensation  Earnings   Adjustments Gains (Loss) Income (Loss)    Equity
                           ------ ---------- ------------ ----------  ----------- ------------ ------------- -------------
Balance, January 1, 2005   $2,500  $455,377    $(1,173)   $1,359,526     $ --       $ 74,527     $ 74,527     $1,890,757
Net income                     --        --         --       230,915       --             --           --        230,915
Stock-based compensation
  programs                     --      (941)     1,173            --       --             --           --            232
Contributed Capital            --       234         --            --       --             --           --            234
Change in net unrealized
  investment (losses), net
  of taxes                     --        --         --            --       --        (55,927)     (55,927)       (55,927)
                           ------  --------    -------    ----------     ----       --------     --------     ----------
Balance, December 31,
  2005                     $2,500  $454,670    $    --    $1,590,441     $ --       $ 18,600     $ 18,600     $2,066,211
Net income                     --        --         --       262,792       --             --           --        262,792
Stock-based compensation
  programs                     --        (1)        --            --       --             --           --             (1)
Contributed Capital            --      (142)        --            --       --             --           --           (142)
Change in foreign currency
  translation adjustments,
  net of taxes                 --        --         --            --      167             --          167            167
Change in net unrealized
  investment gains, net of
  taxes                        --        --         --            --       --          6,495        6,495          6,495
                           ------  --------    -------    ----------     ----       --------     --------     ----------
Balance, December 31,
  2006                     $2,500  $454,527    $    --    $1,853,233     $167       $ 25,095     $ 25,262     $2,335,522
Net income                                                   247,334                                             247,334
Contributed Capital            --     1,137         --            --       --             --           --          1,137
Stock-based compensation
  programs                     --        --         --            --       --             --           --             --
Dividend to Parent             --        --         --      (300,000)      --             --           --       (300,000)
Cumulative effect of
  changes in accounting
  principles, net of taxes     --        --         --        (3,180)      --             --           --         (3,180)
Change in foreign currency
  translation adjustments,
  net of taxes                 --        --         --            --      462             --          462            462
Change in net unrealized
  investment (losses), net
  of taxes                     --        --         --            --       --         (7,859)      (7,859)        (7,859)
                           ------  --------    -------    ----------     ----       --------     --------     ----------
Balance, December 31,
  2007                     $2,500  $455,664    $    --    $1,797,387     $629       $ 17,236     $ 17,865     $2,273,416
                           ======  ========    =======    ==========     ====       ========     ========     ==========

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Consolidated Statements of Cash Flows
Year Ended December 31, 2007, 2006 and 2005 (in thousands)
--------------------------------------------------------------------------------

                                             2007         2006         2005
                                         -----------  -----------  -----------
 CASH FLOWS (Used In) FROM
   OPERATING ACTIVITIES:
 Net income                              $   247,334  $   262,792  $   230,915
 Adjustments to reconcile net
   income to net cash from (used
   in) operating activities:
    Policy charges and fee income           (218,488)    (108,399)    (125,379)
    Interest credited to
      policyholders' account
      balances                               208,768      212,288      234,881
    Realized investment losses, net           20,683       62,749          449
    Amortization and other non-cash
      items                                   (1,786)       8,292       33,064
    Change in:
        Future policy benefits and
          other insurance
          liabilities                        410,529      318,680      206,067
        Reinsurance recoverables            (378,931)    (275,898)    (167,781)
        Accrued investment income               (379)      21,415        5,308
        Receivables from Parent and
          affiliates                         (12,663)       3,427      (20,823)
        Payables to Parent and
          affiliates                          30,780        6,981       18,706
        Deferred policy acquisition
          costs                             (204,979)    (306,973)    (130,540)
        Income taxes payable                  34,505       16,744       27,720
        Deferred sales inducements           (33,879)     (43,566)     (28,552)
        Other, net                          (125,806)      19,553       36,804
                                         -----------  -----------  -----------
 Cash Flows (Used In) From
   Operating Activities                      (24,312)     198,085      320,839
                                         -----------  -----------  -----------
 CASH FLOWS FROM (Used In)
   INVESTING ACTIVITIES:
    Proceeds from the
      sale/maturity/prepayment of:
        Fixed maturities available
          for sale                         2,051,195    5,267,761    4,625,000
        Policy loans                         105,043       99,553       98,656
        Commercial loans                      30,954       52,131        1,805
    Payments for the purchase of:
        Fixed maturities available
          for sale                        (1,668,443)  (4,060,433)  (4,842,469)
        Policy loans                        (110,683)     (96,587)     (83,116)
        Commercial loans                    (269,135)    (292,232)    (270,950)
    Notes receivable from parent
      and affiliates, net                    (34,801)     (28,465)     (10,001)
    Other long term investments, net         (34,389)     (17,357)      (5,127)
    Short term investments, net              (22,550)      16,691      (12,953)
                                         -----------  -----------  -----------
 Cash Flows From (Used In)
   Investing Activities                       47,191      941,062     (499,155)
                                         -----------  -----------  -----------
 CASH FLOWS (Used In) FINANCING
   ACTIVITIES:
    Policyholders' account deposits        3,057,251    2,716,760    2,233,293
    Policyholders' account
      withdrawals                         (3,464,702)  (3,128,127)  (2,768,247)
    Net change in securities sold
      under agreement to repurchase
      and cash collateral for
      loaned securities                      267,275     (278,026)     (29,739)
    Dividend to parent                      (300,000)          --           --
    Contributed capital                           --           --          234
    Net change in financing
      arrangements (maturities 90
      days or less)                           25,062     (122,565)     157,252
                                         -----------  -----------  -----------
 Cash Flows (Used In) Financing
   Activities                               (415,114)    (811,958)    (407,207)
                                         -----------  -----------  -----------
    Net increase (decrease) in cash
      and cash equivalents                  (392,235)     327,189     (585,523)
    Cash and cash equivalents,
      beginning of year                      485,199      158,010      743,533
                                         -----------  -----------  -----------
 CASH AND CASH EQUIVALENTS, END OF
   YEAR                                  $    92,964  $   485,199  $   158,010
                                         ===========  ===========  ===========
 SUPPLEMENTAL CASH FLOW INFORMATION
    Income taxes paid (received)         $    29,905  $    45,715  $    (6,418)
                                         -----------  -----------  -----------
    Interest paid                        $       590  $     2,788  $     4,018
                                         -----------  -----------  -----------

                See Notes to Consolidated Financial Statements

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS

Pruco Life Insurance Company, or "the Company," is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. Pruco Life Insurance Company is licensed to sell interest sensitive individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, in the District of Columbia, Guam and in all states except New York. Pruco Life Insurance Company also had marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated Company on January 31, 2001, as described in (Note 13 to the Consolidated Financial Statements).

Pruco Life Insurance Company has three subsidiaries, which include one wholly owned life insurance subsidiary, Pruco Life Insurance Company of New Jersey or, "PLNJ," and two subsidiaries formed in 2003 for the purpose of acquiring and investing in municipal fixed maturities from an affiliated company (see Note 13 to the Consolidated Financial Statements). All financial information is shown on a consolidated basis.

PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America or "Prudential Insurance", an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 or, "the date of demutualization," Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. or "Prudential Financial."

Prudential Insurance intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential Insurance is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in manufacturing insurance products, and individual and group annuities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of Pruco Life Insurance Company and its subsidiaries. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, "GAAP." The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, (as more fully described in Note 13 to the Consolidated Financial Statements). Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs or "DAC", investments, future policy benefits, provision for income taxes, reserves of contingent liabilities and reserves for losses in connection with unresolved legal matters.

Investments

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available for sale" are carried at fair value. The amortized cost of fixed maturities is written down to fair value if a decline in value is considered to be other than temporary. See the discussion below on realized gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)."

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)


Policy loans are carried at unpaid principal balances.

Equity securities are comprised of common stock and non-redeemable preferred stock and are carried at fair value. The associated unrealized gains and losses, net of tax and the effect on deferred policy acquisition costs, valuation of business acquired, future policy benefits and policyholders' dividends that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)." The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividend income from these investments is reported in "Net investment income."

Commercial loans are carried at unpaid principal balances, net of unamortized premiums or discounts and an allowance for losses. Interest income, as well as prepayment fees and the amortization of related premiums or discounts, is included in "Net investment income." The allowance for losses includes a loan specific reserve for non-performing loans and a portfolio reserve for probable incurred but not specifically identified losses. Non-performing loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. These loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on non-performing loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on non-performing loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has doubts about collectibility. When a loan is recognized as non-performing, any accrued but uncollectible interest is charged to interest income in the period the loan is deemed non-performing. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. The changes in the allowance for loan losses, are reported in "Realized investment (losses), net."

Securities repurchase and resale agreements and securities loaned transactions are used to earn spread income, to borrow funds, or to facilitate trading activity. Securities repurchase and resale agreements are generally short term in nature, and therefore, the carrying amounts of these instruments approximate fair value. Securities repurchase and resale agreements are collateralized by cash, U.S. government and government agency securities. Securities loaned are collateralized principally by cash and U.S. government securities. For securities repurchase agreements and securities loaned transactions used to earn spread income, the cash received is typically invested in cash equivalents, short term investments or fixed maturities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are generally reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Short term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Other long term investments consist of the Company's investments in joint ventures and limited partnerships in which the Company does not exercise control, as well as investments in the Company's own separate accounts, which are carried at fair value, and investment real estate. Joint venture and partnership interests are generally accounted for using the equity method of accounting, except in instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies. In such instances, the Company applies the cost method of accounting. The Company's share of net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment gains (losses), net are computed using the specific identification method. Adjustments to the cost of fixed maturities and equity securities for temporary impairments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: (1) the extent (generally if greater than 20%) and the duration (generally if greater than six months); (2) the reasons for the decline in value (credit event, interest related or market fluctuation); (3) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (4) the financial condition of and near-term prospects of the issuer. Realized investment gains (losses) are generated from numerous sources, including the sale of fixed maturity securities, equity securities, real estate investments, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost of investments for other than temporary impairments. "Realized investment gains (losses), net." also include prepayment premiums received on private fixed maturity securities, recoveries of principal on previously impaired securities, provisions for losses on commercial loans, fair value changes on embedded derivatives and derivatives that do not qualify for hedge accounting treatment.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other than temporary. These risks and uncertainties include, but are not limited to:
(1) the risk that our assessment of an issuer's ability to meet its obligations could change, (2) the risk that the economic outlook could be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that we are making decisions based on fraudulent or misstated information in the financial statements provided by issuers and (4) the risk that new information obtained by us or changes in other facts and circumstances, including those not related to the issuer, could lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a change in our impairment determination, and hence a charge to earnings in a future period.

Cash and cash equivalents

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with maturities of three months or less when purchased. The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Deferred policy acquisition costs

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement. These acquisition costs include commissions and variable field office expenses. The Company is also allocated costs of policy issuance and underwriting from Prudential Insurance's general and administrative expense allocation system. The Company also is charged commissions from third parties, which are primarily capitalized as deferred policy acquisition costs ("DAC").

The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. For annuity products, the entire sales-based transfer pricing fee is deemed to be related to the production of new annuity business and is deferred. For life products, there is a look-through into the expenses incurred by Prudential Insurance's agency network and expenses that are considered to be related to the production of new insurance business are deferred. The cost of policy issuance and underwriting are also considered to be related primarily to the production of new insurance and annuity business and are fully deferred.

DAC is subject to recoverability testing at the end of each accounting period. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (the periods range from 25 to 99 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General administrative and other expenses" in the period such estimated gross profits are revised.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


DAC related to term insurance are amortized over the expected life of the contracts in proportion to premium income.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense an estimate of the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, the unamortized DAC on the surrendered policies is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. The Company has adopted Statement of Position ("SOP") 05-1 "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" on
January 1, 2007. See "New Accounting Pronouncements."

Reinsurance recoverables

Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate account assets and liabilities

Separate account assets are reported at fair value and represent segregated funds, which are invested for certain policyholders, pension funds and other customers. The assets consist of equity securities, fixed maturities, real estate related investments, real estate mortgage loans and short term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities represent the contractholder's account balance in separate account assets . See Note 8 to the Consolidated Financial Statements for additional information regarding separate account arrangements with contractual guarantees. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations. Mortality, policy administration and surrender charges assessed against the accounts are included in "Policy charges and fee income." Asset management fees charged to the accounts are included in "Asset management fees."

Deferred sales inducements

The Company provides sales inducements to contractholders, which primarily include an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. They are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs. The amortization expense is included as a component of interest credited to policyholders' account balances. As of December 31, 2007 and 2006, deferred sales inducement costs were $215 million and $183 million, respectively.

Other assets, and other liabilities

Other assets consist primarily of premiums due, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Policyholders' Account Balances

The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Future Policy Benefits

The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality or morbidity, less the present value of future net premiums. For life insurance, and annuity and disability products, expected mortality and morbidity is generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and morbidity and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation.

The Company's liability for future policy benefits also includes a liability for unpaid claims and claim adjustment expenses. The Company does not establish claim liabilities until a loss has occurred. However, unpaid claims and claim adjustment expenses includes estimates of claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The Company's liability for future policy benefits also includes net liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note 8.

Contingent Liabilities

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance Revenue and Expense Recognition

Premiums from term life insurance policies are recognized when due and a liability for future policy benefits is recorded when premiums are recognized using the net level premium method. Benefits are recorded as an expense when they are incurred. Amounts received as payment for variable and universal life and deferred annuities are reported as deposits to "Policyholders' account balances", and variable life and annuity premiums are reported as deposits to separate account liabilities. Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances and separate account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders' account balances and amortization of DAC.

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 8. The Company also provides contracts with certain living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 8.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset management fees

The Company receives asset management fee income from policyholders' account balances invested in The Prudential Series Funds or, "PSF," which are a portfolio of mutual fund investments related to the Company's separate account products. Also the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds (see Note 13 to the Consolidated Financial Statements). In addition, the Company receives fees from policyholders' account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income when earned.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns and liquidity. Values can also be affected by changes in estimates and assumptions including those related to counterparty behavior used in valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


Derivatives are recorded as assets, within "Other long term investments," or as liabilities, within "Other liabilities," in the Consolidated Statement of Financial Position except for embedded derivatives, which are recorded in the Consolidated Statement of Financial Position with the associated host contract. As discussed in detail below and in Note 11, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from these derivatives are reported in the operating or investing activities section in the Consolidated Statements of Cash Flows.

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency fair value or cash flow hedge ("foreign currency" hedge), or (4) a derivative entered into as an economic hedge that does not qualify for hedge accounting. During the years ended December 31, 2007, 2006 and 2005 derivatives qualifying for hedge accounting were not material.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that may contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net."

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential Financial and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

New Accounting Pronouncements

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities." This statement provides companies with an option to report selected financial assets and liabilities at fair value, with the associated changes in fair value reflected in the Consolidated Statements of Operations. The Company plans to adopt this guidance effective January 1, 2008. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In September 2006, the Staff of the SEC issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements." The interpretations in this SAB express the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. This SAB should be applied beginning with the first fiscal year ending after November 15, 2006, with early adoption encouraged. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of SAB No. 108 had no effect to the financial position and result of operations of the Company.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)


In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Company plans to adopt this guidance effective January 1, 2008. The Company's adoption of this guidance is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In June 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. See Note 7 for details regarding the adoption of this pronouncement.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Instruments." This statement also eliminates an exception from the requirement to bifurcate an embedded derivative feature from beneficial interests in securitized financial assets. The Company has relied upon this exception for certain investments that the Company has made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests will be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption of the guidance. This statement also provides an election, on an instrument by instrument basis, to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, rather than measuring only the embedded derivative on a fair value basis. If the fair value election is chosen, changes in unrealized gains and losses are reflected in the Consolidated Statements of Operations. The Company adopted this guidance effective January 1, 2007. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments." This FSP provides impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities, primarily by referencing existing accounting guidance. It also requires income to be accrued on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's consolidated results of operations.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs, including deferred policy acquisition costs, valuation of business acquired and deferred sales inducements, on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract, and was effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company adopted SOP 05-1 on January 1, 2007, which resulted in a net after-tax reduction to retained earnings of $2.5 million.

The cumulative effect of change in accounting principles net of taxes was $3.2 million, representing $2.5 million related to the adoption of SOP 05-1 and $0.7 related to the adoption of Fin No. 48.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities:

The following tables provide additional information relating to fixed maturities as of December 31:

                                                       2007
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                      Cost       Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (in thousands)
Fixed maturities, available for
  sale
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                       $  123,058  $ 1,923    $    --   $  124,981
   Obligations of U.S. States, and
     political subdivisions            121,405    3,445        125      124,725
   Foreign government bonds             40,632    5,447         --       46,079
   Residential mortgage-backed
     securities                        550,536   12,669        480      562,725
   Commercial mortgage-backed
     securities                        507,596    6,242        699      513,139
   Asset-Backed Securities             665,332    3,291     22,666      645,957
   Corporate securities              2,461,627   52,496     21,760    2,492,363
                                    ----------  -------    -------   ----------
Total fixed maturities, available
  for sale                          $4,470,186  $85,513    $45,730   $4,509,969
                                    ==========  =======    =======   ==========

                                                       2006
                                    -------------------------------------------
                                                 Gross      Gross
                                    Amortized  Unrealized Unrealized
                                      Cost       Gains      Losses   Fair Value
                                    ---------- ---------- ---------- ----------
                                                  (in thousands)
Fixed maturities, available for
  sale
   U.S. Treasury securities and
     obligations of U.S.
     government corporations and
     agencies                       $   32,117  $   380    $    92   $   32,405
   Obligations of U.S. States, and
     political subdivisions            105,339    3,252        147      108,444
   Foreign government bonds             41,428    5,437         59       46,806
   Residential mortgage-backed
     securities                        553,529    8,281        930      560,880
   Commercial mortgage-backed
     securities                        247,929    4,431        222      252,138
   Asset-Backed Securities           1,096,556    3,959      4,841    1,095,674
   Corporate securities              2,773,616   60,175     18,864    2,814,927
                                    ----------  -------    -------   ----------
Total fixed maturities, available
  for sale                          $4,850,514  $85,915    $25,155   $4,911,274
                                    ==========  =======    =======   ==========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2007 is shown below:

                                                           Available for sale
                                                          ---------------------
                                                          Amortized
                                                            Cost     Fair Value
                                                          ---------- ----------
                                                             (in thousands)
Due in one year or less                                   $  285,992 $  288,103
Due after one year through five years                      1,318,863  1,346,332
Due after five years through ten years                       750,705    757,307
Due after ten years                                          391,162    396,407
Residential mortgage-backed securities                       550,536    562,725
Commercial mortgage-backed securities                        507,596    513,139
Asset-Backed Securities                                      665,332    645,956
                                                          ---------- ----------
Total                                                     $4,470,186 $4,509,969
                                                          ========== ==========

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2007, 2006, and 2005, were $1,488 million, $4,378 million, and $3,553 million, respectively. Proceeds from the maturity of fixed maturities available for sale during 2007, 2006, and 2005, were $554 million, $781 million, and $1,080 million, respectively. Gross gains of $14 million, $16 million, and $26 million and gross losses of $6 million, $74 million, and $26 million were realized on those sales during 2007, 2006, and 2005, respectively.

Writedowns for impairments, which were deemed to be other than temporary for fixed maturities during 2007, 2006 and 2005 were $3 million, $1 million, and $1 million, respectively.

Other Long term Investments

The following table provides information relating to other long term investments as of December 31:

                                                               2007      2006
                                                             --------  -------
                                                               (in thousands)
 Company's investment in Separate accounts                   $ 46,028  $38,738
 Equity securities                                             30,107   29,683
 Joint ventures and limited partnerships                       27,757   15,201
 Trading account assets                                         1,164       --
 Derivatives                                                  (20,497)  (2,973)
                                                             --------  -------
 Total other long-term investments                           $ 84,559  $80,649
                                                             ========  =======

The Company's share of net income (loss) from the joint ventures was $2.0 million, $0.4 million, and $(0.7) million for each of the years ended December 31, 2007, 2006, and 2005, respectively, and is reported in "Net investment income."

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
Fixed maturities, available for sale              $283,526  $322,832  $354,943
Policy loans                                        50,776    48,493    47,368
Commercial loans                                    37,174    22,662     6,367
Short term investments and cash equivalents         25,064    25,564    15,898
Other                                                7,213     7,258     6,391
                                                  --------  --------  --------
Gross investment income                            403,753   426,809   430,967
   Less: investment expenses                       (22,359)  (25,373)  (26,922)
                                                  --------  --------  --------
Net investment income                             $381,394  $401,436  $404,045
                                                  ========  ========  ========

Realized investment (losses)/ gains, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                     2007      2006      2005
                                                   --------  --------  -------
                                                          (in thousands)
Fixed maturities, available for sale               $  5,159  $(59,482) $(1,722)
Derivatives                                         (24,926)   (2,437)   3,385
Other                                                  (916)     (830)  (2,112)
                                                   --------  --------  -------
Realized investment (losses)/gains, net            $(20,683) $(62,749) $  (449)
                                                   ========  ========  =======

Commercial Loans

The Company's commercial loans are comprised as follows as at December 31:

                                           2007                   2006
                                   --------------------  ---------------------
                                       Amount     % of       Amount      % of
                                   (in thousands) Total  (in thousands)  Total
                                   -------------- -----  -------------- ------
Collateralized loans by property
  type
Industrial buildings                  $178,873     23.9%    $124,464      24.3%
Retail stores                          119,528     15.9%     107,401      21.1%
Apartment complexes                    129,559     17.3%      86,844      17.0%
Office buildings                       131,557     17.5%      78,463      15.3%
Agricultural properties                 67,049      8.9%      43,122       8.4%
Other                                  123,174     16.5%      71,238      13.9%
                                      --------    -----     --------    ------
Total collateralized loans             749,740    100.0%     511,532    100.0 %
                                                  =====                 ======

Valuation allowance                     (4,517)               (3,438)
                                      --------              --------

Total net collateralized loans         745,223               508,094
                                      --------              --------
Total commercial loans                $745,223              $508,094
                                      ========              ========

The commercial loans are geographically dispersed throughout the United States with the largest concentrations in California (22%) and New Jersey (11%) at December 31, 2007.

Activity in the allowance for losses for all commercial loans, for the years ended December 31, is as follows:

                                                            2007   2006   2005
                                                           ------ ------ ------
                                                              (in thousands)
 Allowance for losses, beginning of year                   $3,438 $2,270 $   --
 Addition of allowance for losses                           1,079  1,168  2,270
                                                           ------ ------ ------
 Allowance for losses, end of year                         $4,517 $3,438 $2,270
                                                           ====== ====== ======

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss), net of tax." Changes in these amounts include reclassification adjustments to exclude from "Accumulated other comprehensive income (loss), net of tax" those items that are included as part of "Net income" for a period that also had been part of "Accumulated other comprehensive income (loss), net of tax" in earlier periods. The amounts for the years ended December 31, net of taxes, are as follows:

                                                                                                          Accumulated
                                                                                                             Other
                                                                                                         Comprehensive
                                                                                                         Income (Loss)
                                                                   Deferred                   Deferred   Related to Net
                                                   Net Unrealized   Policy    Policyholders' Income Tax    Unrealized
                                                   Gains (Losses) Acquisition    Account     (Liability)   Investment
                                                   on Investments    Costs       Balances      Benefit   Gains (Losses)
                                                   -------------- ----------- -------------- ----------- --------------
Balance, January 1, 2005                             $ 225,155     $(130,981)    $ 20,888     $(40,535)    $  74,527
Net investment (losses) on investments arising
  during the period                                   (179,640)           --           --       62,491      (117,149)
Reclassification adjustment for losses included
  in net income                                          1,534            --           --         (537)          997
Impact of net unrealized investment gains on
  deferred policy acquisition costs                         --       103,437           --      (36,203)       67,234
Impact of net unrealized investment gains on
  policyholders' account balances                           --            --      (10,783)       3,774        (7,009)
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2005                           $  47,049     $ (27,544)    $ 10,105     $(11,010)    $  18,600
Net investment gains on investments arising
  during the period                                     76,107            --           --      (27,198)       48,909
Reclassification adjustment for gains included in
  net income                                           (59,142)           --           --       20,700       (38,442)
Impact of net unrealized investment (losses) on
  deferred policy acquisition costs                         --       (10,546)          --        3,691        (6,855)
Impact of net unrealized investment losses on
  policyholders' account balances                           --            --        4,435       (1,552)        2,883
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2006                           $  64,014     $ (38,090)    $ 14,540     $(15,369)    $  25,095
Net investment (losses) on investments arising
  during the period                                    (25,373)           --           --        8,279       (17,094)
Reclassification adjustment for (losses) included
  in net income                                          5,319            --           --       (1,862)        3,457
Impact of net unrealized investment gains on
  deferred policy acquisition costs                         --        13,071           --       (4,575)        8,496
Impact of net unrealized investment gains on
  policyholders' account balances                           --            --       (4,182)       1,464        (2,718)
                                                     ---------     ---------     --------     --------     ---------
Balance, December 31, 2007
                                                     $  43,960     $ (25,019)    $ 10,358     $(12,063)    $  17,236
                                                     =========     =========     ========     ========     =========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


The table below presents net unrealized gains on investments by asset class at December 31,

                                                         2007    2006    2005
                                                        ------- ------- -------
                                                            (in thousands)
Fixed maturities, available for sale                    $39,782 $60,760 $42,007
Other long term investments                               4,178   3,254   5,042
                                                        ------- ------- -------
Unrealized gains on investments                         $43,960 $64,014 $47,049
                                                        ======= ======= =======

Included in other long term investments are equity securities.

Duration of Gross Unrealized Loss Positions for Fixed Maturities

The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities have been in a continuous unrealized loss position, as of December 31, 2007 and 2006 respectively:

                                                   Less than twelve months Twelve months or more         Total
                                                   ----------------------- --------------------- ---------------------
                                                     Fair      Unrealized   Fair     Unrealized    Fair     Unrealized
                                                     Value       Losses     Value      Losses      Value      Losses
                                                   ----------  ----------  --------  ----------  ---------- ----------
                                                                           (in thousands)
Fixed maturities, available for sale: 2007

U.S. Treasury securities and obligations of U.S.
  government corporations and agencies             $  241,430   $    11    $  2,907   $   113    $  244,337  $   124
Foreign government bonds                               40,632        --          --        --        40,632       --
Corporate securities                                2,096,194    11,824     343,673     9,937     2,439,867   21,761
Residential mortgage-backed securities                529,566        60      20,489       420       550,055      480
Commercial mortgage-backed securities                 499,449       696       7,448         4       506,897      700
Asset-Backed Securities                               477,664    18,395     165,002     4,272       642,666   22,667
                                                   ----------   -------    --------   -------    ----------  -------

Total                                              $3,884,935   $30,986    $539,519   $14,746    $4,424,454  $45,732
                                                   ==========   =======    ========   =======    ==========  =======

Fixed maturities, available for sale: 2006

U.S. Treasury securities and obligations of U.S.
  government corporations and agencies             $   10,782   $    41    $  9,995   $   198    $   20,777  $   239
Foreign government bonds                                5,695        15       2,663        45         8,358       60
Corporate securities                                  363,697     4,034     540,307    14,830       904,004   18,864
Residential mortgage-backed securities                 25,626        68      37,363       861        62,989      929
Commercial mortgage-backed securities                  39,846       143       6,901        79        46,747      222
Asset-Backed Securities                               349,559       323     144,421     4,518       493,980    4,841
                                                   ----------   -------    --------   -------    ----------  -------

Total                                              $  795,205   $ 4,624    $741,650   $20,531    $1,536,855  $25,155
                                                   ==========   =======    ========   =======    ==========  =======

As of December 31, 2007, gross unrealized losses on fixed maturities totaled $45.7 million comprising 885 issuers. Of this amount, there was $30.9 million in the less than twelve months category comprising 810 issuers and $14.8 million in the greater than twelve months category comprising 75 issuers. There were 2 individual issuers with gross unrealized losses greater than $2 million. The gross unrealized losses of less than twelve months are comprised of $24.2 million of investment grade securities. Approximately $9.6 million of gross unrealized losses of twelve months or more were concentrated in the asset backed, services and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2007.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS (continued)


As of December 31, 2006, gross unrealized losses on fixed maturities totaled $25 million comprising 325 issuers. Of this amount, there was $4.6 million in the less than twelve months category comprising 149 issuers and $20.5 million in the greater than twelve months category comprising 176 issuers. There were 3 individual issuers with gross unrealized losses greater than $1 million. The gross unrealized losses of less than twelve months are comprised of $0.4 million of investment grade securities. Approximately $8 million of gross unrealized losses of twelve months or more were concentrated in the finance and manufacturing sectors. Based on a review of the above information in conjunction with other factors as outlined in our policy surrounding other than temporary impairments (see Note 2 to the Consolidated Financial Statements), we have concluded that an adjustment for other than temporary impairments for these securities was not warranted at December 31, 2006.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2007 and 2006, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $408 million and $142 million, respectively.

Fixed maturities of $4 million at December 31, 2007 and 2006 were on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                               2007        2006        2005
                                            ----------  ----------  ----------
                                                      (in thousands)
 Balance, beginning of year                 $1,959,431  $1,663,003  $1,429,027
 Capitalization of commissions, sales and
   issue expenses                              490,422     383,410     340,260
 Amortization                                 (285,443)    (76,436)   (209,721)
 Change in unrealized investment
   gains/(losses)                               13,071     (10,546)    103,437
 Impact of adoption of SOP 05-1                 (3,166)         --          --
                                            ----------  ----------  ----------
 Balance, end of year                       $2,174,315  $1,959,431  $1,663,003
                                            ==========  ==========  ==========

Deferred acquisition costs include reductions in capitalization and amortization related to the reinsurance expense allowances resulting from the coinsurance treaty with Prudential Reinsurance Captive Company or "PARCC," discussed in Note 13 to the Consolidated Financial Statements below. Ceded capitalization in the above table amounted to $123 million, $85 million and $69 million in 2007, 2006 and 2005 respectively. Amortization amounted to $16 million, $16 million and $17 million in 2007, 2006 and 2005 respectively.

5. POLICYHOLDERS' LIABILITIES

Future policy benefits at December 31, are as follows:

                                                   2007                 2006
                                                ----------           ----------
                                                       (in thousands)
Life insurance - domestic                       $1,390,687           $1,060,657
Life insurance - Taiwan                            650,384              592,649
Individual and group annuities                      49,625               48,625
Policy claims and other contract liabilities        84,630               63,558
                                                ----------           ----------
Total future policy benefits                    $2,175,326           $1,765,489
                                                ==========           ==========

Life insurance liabilities include reserves for death benefits and other policy benefits. Individual and Group annuity liabilities include reserves for annuities with life contingencies that are in payout status.

Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the aggregate of
(1) the present value of future benefit payments and related expenses, less the present value of future net premiums, and (2) any premium deficiency reserves. Assumptions as to mortality and persistency are based on the Company's experience,

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


5. POLICYHOLDERS' LIABILITIES (continued)

and in certain instances, industry experience, when the basis of the reserve is established. Interest rates range from 2.50% to 8.25% for setting domestic insurance reserves and 6.18% to 7.43% for setting Taiwan reserves.

Future policy benefits for individual and group annuities and supplementary contracts are generally equal to the aggregate of (1) the present value of expected future payments, and (2) any premium deficiency reserves. Assumptions as to mortality are based on the Company's experience, and in certain instances, industry experience, when the basis of the reserve is established. The interest rates used in the determination of present values range from 1.06% to 14.75%, with approximately 23.47% of the reserves based on an interest rate in excess of 8.00%. The interest rate used in the determination of group annuities reserves is 14.75%.

Future policy benefits for other contract liabilities are generally equal to the present value of expected future payments based on the Company's experience. The interest rates used in the determination of the present values range from 4.04% to 5.85%.

Policyholders' account balances at December 31, are as follows:

                                                             2007       2006
                                                          ---------- ----------
                                                             (in thousands)
Interest-sensitive life contracts                         $3,244,881 $3,021,582
Individual annuities                                       1,348,884  1,650,069
Guaranteed investment contracts and guaranteed interest
  accounts                                                   245,156    568,028
Dividend accumulations and other                             237,733    244,242
                                                          ---------- ----------
Total policyholders' account balances                     $5,076,654 $5,483,921
                                                          ========== ==========

Policyholders' account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. Interest crediting rates range from 3.00% to 5.35% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 1.06% to 13.00%, with less than 1.00% of policyholders' account balances with interest crediting rates in excess of 8.00%. Interest crediting rates for guaranteed interest accounts range from 3.00% to 6.00%. Interest crediting rates range from 1.50% to 6.23% for dividend accumulations and other.

6. REINSURANCE

The Company participates in reinsurance, with Prudential Insurance, Prudential of Taiwan, Prudential Arizona Reinsurance Capitive Company "PARCC", Universal Prudential Arizona Reinsurance Captive "UPARC" and other companies, in order to provide risk diversification, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

During 2007, the Company amended the reinsurance agreements it entered into in 2005 covering its Lifetime Five benefit ("LT5"). The coinsurance agreement entered into with Prudential Insurance in 2005 provided for the 100% reinsurance of its LT5 feature sold on new business prior to May 6, 2005. This agreement was recaptured effective August 1, 2007. Effective July 1, 2005, the Company entered into a coinsurance agreement with Pruco Reinsurance, Ltd. ("Pruco Re") providing for the 100% reinsurance of its LT5 feature sold on new business after May 5, 2005 as well as for riders issued on or after March 15, 2005 forward on business in-force before March 15, 2005. This agreement was amended effective August 1, 2007 to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re. providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities.

Effective October 1, 2006, the Company entered into an agreement to reinsure its universal life policies having no-lapse guarantees with an affiliated company, UPARC. UPARC reinsures 90% of the net amount of mortality at risk as well as 100% of the risk of uncollectible policy charges and fees associated with the no lapse provision of these policies.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


6. REINSURANCE (continued)


Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers, for both long and short duration reinsurance arrangements, are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwan business as of February 1, 2001, are described further in Note 13 of the Consolidated Financial Statements.

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                               2007        2006        2005
                                            ----------  ----------  ----------
                                                      (in thousands)
 Direct premiums and policy charges and
   fee income                               $1,604,200  $1,279,125  $1,159,167
 Reinsurance ceded                            (854,254)   (687,916)   (556,706)
                                            ----------  ----------  ----------
 Premiums and policy charges and fee income    749,946     591,209     602,461
                                            ----------  ----------  ----------

 Policyholders' benefits ceded              $  434,522  $  362,945  $  294,674
                                            ----------  ----------  ----------
 Realized capital gains ceded, net          $   35,557  $   16,100  $       --
                                            ----------  ----------  ----------

Reinsurance premiums ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Realized capital gains ceded include the reinsurance of the Company's derivatives under SFAS No. 133. Changes in the fair value of the derivatives are recognized through "Realized investment gains". The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. The Company also sells certain universal life products that contain a no lapse guarantee provision. The Company entered into an agreement with an affiliate (See Note 13 to the Consolidated Financial Statements) to reinsure these guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as the embedded derivative.

Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:

                                                            2007       2006
                                                         ---------- ----------
                                                             (in thousands)
 Domestic life insurance - affiliated                    $  947,616 $  616,707
 Domestic life insurance - unaffiliated                       1,910       (632)
 Taiwan life insurance-affiliated                           650,384    592,649
                                                         ---------- ----------
                                                         $1,599,910 $1,208,724
                                                         ========== ==========

Substantially all reinsurance contracts are with affiliates as of December 31, 2007 and 2006. These contracts are described further in Note 13 of the Consolidated Financial Statements.

The gross and net amounts of life insurance in force at December 31, were as follows:

                                        2007           2006           2005
                                   -------------  -------------- -------------
                                                  (in thousands)
Life insurance face amount in
  force                            $ 388,072,515  $ 307,804,610  $ 253,768,618
Ceded                               (346,204,265)  (271,758,791)  (221,900,847)
                                   -------------  -------------  -------------
Net amount of life insurance in
  force                            $  41,868,250  $  36,045,819  $  31,867,771
                                   =============  =============  =============

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, are as follows:

                                                     2007     2006      2005
                                                   -------  --------  --------
                                                          (in thousands)
Current tax (benefit) expense:
   U.S.                                            $ 8,570  $ 89,030  $(30,108)
   Foreign                                              --         4        --
                                                   -------  --------  --------
Total                                                8,570    89,034   (30,108)
                                                   -------  --------  --------
Deferred tax expense (benefit):
   U.S.                                             55,842   (26,572)   51,409
                                                   -------  --------  --------
Total                                               55,842   (26,572)   51,409
                                                   -------  --------  --------
Total income tax expense on income from operations $64,412  $ 62,462  $ 21,301
   Other comprehensive (loss) income                (3,062)    4,454   (29,525)
   Cumulative effect of changes in accounting
     policy                                           (693)       --        --
                                                   -------  --------  --------
Total income tax expense                           $60,657  $ 66,916  $ (8,224)
                                                   =======  ========  ========

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes and cumulative effect of accounting change for the following reasons:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
Expected federal income tax expense               $109,111  $113,839  $ 88,276
Non taxable investment income                      (41,824)  (43,688)  (26,556)
Tax credits                                         (5,203)   (6,773)       --
IRS settlement for examination period 1997 to
  2001                                                  --        --   (32,656)
Other                                                2,328      (916)   (7,763)
                                                  --------  --------  --------
Total income tax expense                          $ 64,412  $ 62,462  $ 21,301
                                                  ========  ========  ========

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                                2007     2006
                                                              -------- --------
                                                               (in thousands)
 Deferred tax assets
    Insurance reserves                                        $124,182 $121,208
    Investments                                                 15,371   19,477
    Other                                                        4,265      563
                                                              -------- --------
    Deferred tax assets                                        143,818  141,248
                                                              -------- --------

 Deferred tax liabilities
    Deferred acquisition costs                                 582,578  525,774
    Net unrealized gains on securities                          17,801   20,301
    Other                                                        1,643    1,954
                                                              -------- --------
    Deferred tax liabilities                                   602,022  548,029
                                                              -------- --------

 Net deferred tax liability                                   $458,204 $406,781
                                                              ======== ========

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES (continued)


Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

On January 1, 2007, the Company adopted FIN No. 48, "Accounting for Uncertainty in Income Taxes," an Interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on a tax return. Adoption of FIN No. 48 resulted in an increase to the Company's income tax liability and a decrease to retained earnings of $0.7 million as of January 1, 2007.

The Company's unrecognized tax benefits as of the date of adoption of FIN No. 48 and as of December 31, 2007 are as follows:

                                                      Unrecognized    Total
                                        Unrecognized  tax benefits unrecognized
                                        tax benefits    2002 and   tax benefits
                                        prior to 2002   forward     all years
                                        ------------- ------------ ------------
                                                    (in thousands)
Amounts as of January 1, 2007              $45,118       $6,608      $51,726

(Decreases) in unrecognized tax
  benefits taken in prior period                 0         (826)        (826)
Increases in unrecognized tax benefits
  taken in current period                        0            0            0
                                           -------       ------      -------
Amount as of December 31, 2007             $45,118       $5,782      $50,900
                                           =======       ======      =======

Unrecognized tax benefits that, if
  recognized, would favorably impact
  the effective rate as of
  December 31, 2007                        $45,118       $    0      $45,118
                                           =======       ======      =======

The Company classifies all interest and penalties related to tax uncertainties as income tax expense. In 2007, the Company recognized $0.7 million in the statement of operations and recognized $4.8 million in liabilities in the statement of financial position for tax-related interest and penalties.

The Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (the Service) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (tax attributes), the statute of limitations does not close, to the extent of these tax attributes, until the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to our liability for income taxes. Any such adjustment could be material to our results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

On January 26, 2006, the Service officially closed the audit of the Company's consolidated federal income tax returns for the 1997 to 2001 periods. As a result of certain favorable resolutions, the Company's consolidated statement of operations for the year ended December 31, 2005 included an income tax benefit of $33 million, reflecting a reduction in the Company's liability for income taxes. The statute of limitations has closed for these tax years; however, there were tax attributes which were utilized in subsequent tax years for which the statute of limitations remains open.

In December 2006, the Service completed all fieldwork with regards to its examination of the consolidated federal income tax returns for tax years 2002-2003. The final report was submitted to the Joint Committee on Taxation for their review in April 2007. In July 2007, the Joint Committee returned the report to the Service for additional review of an industry issue regarding the methodology for calculating the dividends received deduction related to variable life insurance and annuity contracts. The Company is responding to the Service's request for additional information. In August 2007, the Service issued Revenue Ruling 2007-54. Revenue Ruling 2007-54 included among other items, guidance on the methodology to be followed in calculating the dividends received deduction related to variable life insurance and annuity contracts. In September 2007, the Service released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the Service intend to address through new regulations the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the dividends received deduction related to variable life insurance and annuity contracts. These activities had no impact on the Company's 2007 results. The statute of limitations for the 2002-2003 tax years expires in 2009.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


7. INCOME TAXES (continued)


In January 2007, the Service began an examination of tax years 2004 through 2006. For tax year 2007, the Company participated in the Service's new Compliance Assurance Program (CAP). Under CAP, the Service assigns an examination team to review completed transactions contemporaneously during the 2007 tax year in order to reach agreement with the Company on how they should be reported in the tax return. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax return is filed It is management's expectation this new program will significantly shorten the time period between the Company's filing of its federal income tax return and the Service's completion of its examination of the return.

8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company issues traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or
(3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period including withdrawal and income benefits payable during specified periods.

The Company also issues annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

In addition, the Company issues variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse ("no lapse guarantee"). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits." In 2007 and 2006 there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable at annuitization or withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. As of December 31, 2007 and 2006 the Company had the following guarantees associated with these contracts, by product and guarantee type:

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)



                                                December 31, 2007               December 31, 2006
                                         ------------------------------- -------------------------------
                                         In the Event At Annuitization / In the Event At Annuitization /
                                           of Death    Accumulation (1)    of Death    Accumulation (1)
                                         ------------ ------------------ ------------ ------------------
                                                 (in thousands)                  (in thousands)
Variable Annuity Contracts
Return of net deposits
Account value                            $ 4,997,756             N/A     $ 3,646,205             N/A
Net amount at risk                       $     4,104             N/A     $     1,834             N/A
   Average attained age of
     contractholders                        62 years             N/A        62 years             N/A
Minimum return or contract value
Account value                            $11,355,802      $7,028,798     $10,995,201      $4,980,649
Net amount at risk                       $   739,233      $   59,013     $   854,303      $    1,029
   Average attained age of
     contractholders                        65 years        61 years        65 years        60 years
Average period remaining until earliest
  expected annuitization                         N/A         6 years             N/A         5 years

--------
(1) Includes income and withdrawal benefits as described herein


                                                                                              Adjusted
Market value adjusted annuities          Unadjusted Value   Adjusted Value   Unadjusted Value  Value
-------------------------------          ----------------- ----------------- ---------------- --------
Account value                               $   204,459       $   202,853        $251,407     $254,561

                                         December 31, 2007 December 31, 2006
                                         ----------------- -----------------
                                                In the Event of Death
                                         -----------------------------------
                                                   (in thousands)
Variable Life, Variable Universal Life
  and Universal Life Contracts
No Lapse Guarantees
Separate account value                      $ 2,194,765       $ 2,070,319
General account value                       $   976,679       $   781,701
Net amount at risk                          $43,309,645       $41,159,955
Average attained age of contractholders        48 years          47 years

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                                      December 31, December 31,
                                                          2007         2006
                                                      ------------ ------------
                                                           (in thousands)
 Equity funds                                         $ 9,126,548  $ 9,601,656
 Bond funds                                               590,295      621,970
 Balanced funds                                         4,763,978    2,303,074
 Money market funds                                       328,323      289,776
 Specialty funds                                          136,383       83,967
                                                      -----------  -----------
    Total                                             $14,945,527  $12,900,443
                                                      ===========  ===========

In addition to the above mentioned amounts invested in separate account investment options, $1.408 billion and $1.741 billion of account balances of variable annuity contracts with guarantees (inclusive of contracts with MVA features) were invested in general account investment options in 2007 and 2006 respectively.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


Liabilities For Guaranteed Benefits

The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in "Policyholders' benefits." Guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum income and withdrawal benefits ("GMIWB"), are considered to be bifurcated embedded derivatives under SFAS No. 133. Changes in the fair value of these derivatives, along with any fees received or payments made relating to the derivative, are recorded in "Realized investment gains (losses), net." The liabilities for GMWB, and GMIWB are included in "Future policy benefits." The Company maintains a portfolio of derivative investments that serve as an economic hedge of the risks of these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivatives investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                            GMDB      GMIB    GMIWB     Total
                                          --------  -------  -------  --------
                                                     (in thousands)
 Balance as of January 1, 2005            $ 43,837  $ 7,425  $    --  $ 51,262
    Incurred guarantee benefits /(1)/       25,021    4,941   (1,370)   28,592
    Paid guarantee benefits                (16,663)      --       --   (16,663)
                                          --------  -------  -------  --------
 Balance as of December 31, 2005          $ 52,195  $12,366  $(1,370) $ 63,191
    Incurred guarantee benefits /(1)/       32,632    5,370   (6,966)   31,036
    Paid guarantee benefits                (15,779)      --       --   (15,779)
                                          --------  -------  -------  --------
 Balance as of December 31, 2006          $ 69,048  $17,736  $(8,336) $ 78,448
    Incurred guarantee benefits /(1)/       33,005   (8,831)  43,569    67,743
    Paid guarantee benefits                (11,198)      --       --   (11,198)
                                          --------  -------  -------  --------
 Balance as of December 31, 2007          $ 90,855  $ 8,905  $35,233  $134,993
                                          ========  =======  =======  ========
--------
(1) Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates effecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date), the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

The GMIWB features predominantly present a benefit that provides a contractholder with two optional methods to receive guaranteed minimum payments over time-- a "withdrawal" option (available on only one of registrant's GMIWB features) and an "income" option (available under each of registrant's GMIWB features). The withdrawal option guarantees that, upon the election of such benefit, a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of: (1) the account value on the date of first withdrawal; (2) cumulative premiums when withdrawals commence, less cumulative withdrawals plus a minimum return; or (3) the highest contract value on a specified date minus any withdrawals. The income option guarantees that a contractholder can withdraw a specified percentage of the

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


8. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

"protected value" each year for the annuitant's life (or joint lives, in the case of the spousal version of the benefit). The Company has several variations of this GMIWB that vary, among other things, with regard to how the protected value is calculated and how the customer may make withdrawals.

Deferred Sales Inducements

The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. The Company offers various types of sales inducements. These inducements include: (i) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (ii) additional interest credits after a certain number of years a contract is held. Changes in deferred sales inducements are as follows:

                                                    2007      2006      2005
                                                  --------  --------  --------
                                                         (in thousands)
Balance, beginning of year                        $182,578  $139,012  $110,460
Capitalization                                      57,253    57,302    43,349
Amortization                                       (24,774)  (13,736)  (14,797)
                                                  --------  --------  --------
Balance, end of year                              $215,057  $182,578  $139,012
                                                  ========  ========  ========

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) for the Company amounted to $61 million, $499 million, and $2 million for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory surplus of the Company amounted to $773 million and $1,020 million at December 31, 2007 and 2006, respectively. The Company obtained reinsurance in October 2006 on the portion of Universal life business containing no lapse guarantees, from an affiliate. This affiliated reinsurance agreement mitigates surplus strain and is discussed further in Note 13 to the Consolidated Financial Statements.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include publications of the NAIC, state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the Arizona Department of Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would be permitted a dividend distribution of up to $57 million without prior approval in 2007. The Company paid a dividend of $102 million, and returned capital of $198 million, to its parent company in 2007. In 2006, there were no dividends paid or a return of capital to the parent company.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values presented below have been determined by using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. These fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the fair values. The methods and assumptions discussed below were used in calculating the fair values of the instruments. See Note 11 to the Consolidated Financial Statements for a discussion of derivative instruments.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


10. FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)


Fixed maturities

The fair values of public fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, for investments in private placement fixed maturity securities, this information is not available. For these private investments, the fair value is determined typically by using a discounted cash flow model, which considers current market credit spreads for publicly traded issues with similar terms by companies of comparable credit quality, and an additional spread component for the reduced liquidity associated with private placements. This additional spread component is determined based on surveys of various third party financial institutions. Historically, changes in estimated future cash flows or the assessment of an issuer's credit quality have been the more significant factors in determining fair values. In determining the fair value of certain fixed maturity securities, the discounted cash flow model may also use unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the security.

Commercial Loans

The fair value of commercial loans, other than those held by the Company's commercial mortgage operations, is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, and adjusted for the current market spread for similar quality loans.

The fair value of commercial loans held by the Company's commercial mortgage operations is based upon various factors, including the terms of the loans, the intended exit strategy for the loans based upon either a securitization pricing model or commitments from investors, prevailing interest rates, and credit risk.

Policy loans

The fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts

For guaranteed investment contracts, income annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates being offered for similar contracts with maturities consistent with those of the contracts being valued. For individual deferred annuities and other deposit liabilities, carrying value approximates fair value. Investment contracts are reflected within "Policyholders' account balances."

The following table discloses the carrying amounts and fair values of the Company's financial instruments at December 31:

                                     2007                       2006
                          --------------------------  ------------------------
                            Carrying                    Carrying
                             Value       Fair Value      Value      Fair Value
                          -----------  -------------- -----------  -----------
                                       (in thousands)
Financial assets:

Fixed maturities,
  available for sale      $ 4,509,969   $ 4,509,969   $ 4,911,274  $ 4,911,274
Policy loans                  961,054     1,079,129       915,060      973,206
Short term investments        119,606       119,606        97,097       97,097
Commercial Loans              745,223       750,581       508,094      510,985
Cash and cash equivalents      92,964        92,964       485,199      485,199
Separate account assets    24,609,488    24,609,488    21,952,272   21,952,272
Derivatives                   (20,497)      (20,497)       (2,973)      (2,973)
Equity Securities              30,107        30,107        29,683       29,683

Financial liabilities:

Investment contracts      $   363,730   $   363,730   $   660,631  $   659,100
Cash collateral for
  loaned securities           142,680       142,680       134,982      134,982
Securities sold under
  agreements to
  repurchase                  272,803       272,803        13,226       13,226
Short Term Debt to
  affiliates                   55,863        55,863        25,348       25,348
Separate account
  liabilities              24,609,488    24,609,488    21,952,272   21,952,272

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Exchange-traded futures are used by the Company to reduce risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring or selling. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the values of underlying referenced securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures transactions with regulated futures commissions merchants that are members of a trading exchange.

Currency derivatives, including currency swaps, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company can sell credit protection on an identified name, or a basket of names in a first to default structure, and in return receive a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security. In addition to selling credit protection, the Company may purchase credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio.

Embedded Derivatives

As described in Note 8, the Company sells variable annuity products which contain embedded derivatives. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives to affiliates. The Company also sells certain universal life products that contain a no lapse guarantee provision. The Company entered into an agreement with an affiliate (See Note 13 to the Consolidated Financial Statements) to reinsure these guarantees that are accounted for in the same manner as the embedded derivative. These embedded derivatives are marked to market through "Realized investment gains (losses), net" based on the change in value of the underlying contractual guarantees, which are determined using valuation models.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available for sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


11. DERIVATIVE INSTRUMENTS (continued)


Credit Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties that is related to the financial derivative transactions. The Company manages credit risk by entering into derivative transactions with major commercial and investment banks and other creditworthy counterparties, and by obtaining collateral where appropriate and by limiting its single party credit exposures.

The credit exposure of the Company's over-the-counter (OTC) derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date. Substantially all of the Company's over-the-counter derivative contracts are transacted with an affiliate. The Company effects exchange-traded futures and options transactions through regulated exchanges and these transactions are settled on a daily basis, thereby reducing credit risk exposure in the event of nonperformance by counterparties to such financial instruments.

12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS

Commitments

The Company has made commitments to fund $23 million of commercial loans in 2007. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $42 million in 2007.

Contingencies

On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing, administration and servicing, and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In these cases, we offer customers appropriate remediation and may incur charges and expenses, including the costs of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Proceedings

We are subject to legal and regulatory actions in the ordinary course of our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and proceedings generally applicable to business practices in the industries in which we operate. We are subject to class action lawsuits and individual lawsuits involving a variety of issues, including sales practices, underwriting practices, claims payment and procedures, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, return of premiums or excessive premium charges and breaching fiduciary duties to customers. In our annuity operations, we are subject to litigation involving class action lawsuits and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of annuity products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers, mishandled customer accounts or breached fiduciary duties to customers. We are also subject to litigation arising out of our general business activities, such as our investments and third-party contracts. Regulatory authorities from time to time make inquiries and conduct investigations and examinations relating particularly to us and our businesses and products. In addition, we, along with other participants in the businesses in which we engage, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of our pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of a litigation or regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.

Stewart v. Prudential, et al. is a lawsuit brought in the Circuit Court of the First Judicial District of Hinds County, Mississippi by the beneficiaries of an alleged life insurance policy against the Company and Prudential Insurance. The complaint alleges that the Prudential defendants acted in bad faith when they failed to pay a death benefit on an alleged contract of insurance that was never delivered. In February 2006, the jury awarded the plaintiffs $1.4 million in compensatory damages and $35 million in punitive damages. Motions for a new trial, judgment notwithstanding the verdict and remittitur were denied in June 2006. In October 2007, the Mississippi Supreme Court reversed the trial court and dismissed the case. Plaintiffs filed a motion for reconsideration, which was denied.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


12. COMMITMENTS, CONTINGENCIES AND LITIGATION AND REGULATORY MATTERS (continued)


Our litigation and regulatory matters are subject to many uncertainties, and given its complexity and scope, their outcome cannot be predicted. It is possible that our results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on our financial position. Management believes, however, that based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on our financial position.

13. RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations

Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Beginning in 2003, general and administrative expenses also includes allocations of stock compensation expenses related to a stock option program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock option program was less than $0.4 million for the twelve months ended December 31, 2007 and 2006. The expense charged to the Company for the deferred compensation program was $3 million and $4 million for the twelve months ended December 31, 2007 and 2006, respectively.

The Company receives a charge to cover its share of employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final group earning and length of service. While others are based on an account balance, which takes into consideration age, service and earnings during career.

Prudential Insurance sponsors voluntary savings plans for the Company's employees (401(k) plans). The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged the Company for the matching contribution to the plans was $3.5 million, $2.6 million and $2.2 million in 2007, 2006 and 2005 respectively.

The Company's share of net expense for the pension plans was $7.4 million, $7.2 million and $4.6 million in 2007, 2006 and 2005 respectively.

The Company is charged distribution expenses from Prudential Insurance's agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.

Affiliated Asset Management Fee Income

In accordance with a revenue sharing agreement with Prudential Investments LLC, the Company receives fee income from policyholders' account balances invested in the Prudential Series Funds ("PSF"). The Company also receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust Funds. These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income.

Corporate Owned Life Insurance

The Company has sold four Corporate Owned Life Insurance or, "COLI," policies to Prudential Insurance, and one during the third quarter of 2007 to Prudential Financial. The cash surrender value included in separate accounts for the COLI policies was $1.431 billion and $1.322 billion at December 31, 2007 and December 31, 2006, respectively. Fees related to the COLI policies were $33 million, $20 million and $21 million for the years ending December 31, 2007, 2006 and 2005.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (continued)


Reinsurance with affiliates

UPARC

Effective October 1, 2006, the Company entered into an agreement to reinsure universal life policies written by Pruco Life Insurance Company with no-lapse guarantees with an affiliated company, UPARC. UPARC reinsures 90% of the net amount of mortality at risk as well as 100% of the risk of uncollectible policy charges and fees associated with the no lapse provision of these policies. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. There was no net cost associated with the initial transactions.

Reinsurance recoverables related to this transaction were $24 million and $5 million as of December 31, 2007 and December 31, 2006, respectively. Fees ceded to UPARC in 2007 and 2006 were $39 million and $8 million, respectively. Benefits ceded in 2007 and 2006 were $30 million and $6 million, respectively. Realized gains and losses include a $13 million gain related to the change in the value of embedded derivatives resulting from reinsuring the no lapse feature.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a yearly renewable term reinsurance treaty with Prudential Insurance.

PARCC

The Company reinsures with PARCC 90% of the risks under its term life insurance policies through an automatic and facultative coinsurance agreement. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Reinsurance recoverables related to this transaction were $835 million and $556 million as of December 31, 2007 and December 31, 2006, respectively. Premiums ceded to PARCC in 2007, 2006 and 2005 were $528 million and $388 million and $297 million, respectively. Benefits ceded in 2007, 2006 and 2005 were $197 million, $144 million, and $111 million respectively.

Concurrent with implementing this new agreement, the Company recaptured the policies previously reinsured under a coinsurance treaty with Pruco Re.

Prudential Insurance

The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks, not otherwise reinsured. Reinsurance recoverables were $53 million and $56 million as of December 31, 2007 and December 31, 2006, respectively. Premiums and fees ceded to Prudential Insurance in 2007, 2006 and 2005 were $203 million, $208 million and $178 million, respectively. Benefits ceded in 2007, 2006 and 2005 were $191 million, $199 million and $174 million, respectively. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. During 2005, the Company entered into a coinsurance agreement with Prudential Insurance providing for the 100% reinsurance of its Lifetime Five benefit feature sold on its annuities prior to May 6, 2005 as part of its risk management and capital management strategies for annuities.

The Company has reinsured a group annuity contract, with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer, and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. Group annuities affiliated benefits ceded were $2 million in 2007, $2 million in 2006, and $2 million in 2005.

Pruco Re

During 2007, the Company amended the reinsurance agreements it entered into in 2005 covering its Lifetime Five benefit ("LT5"). The coinsurance agreement entered into with Prudential Insurance in 2005 provided for the 100% reinsurance of its LT5 feature sold on new business prior to May 6, 2005. This agreement was recaptured effective August 1, 2007. Effective July 1, 2005, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its LT5 feature sold on new business after May 5, 2005 as well as for riders issued on or after March 15, 2005 forward on business in-force before March 15, 2005. This agreement was amended effective August 1, 2007 to include the reinsurance of business sold prior to May 6, 2005 that was previously reinsured to Prudential Insurance.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


13. RELATED PARTY TRANSACTIONS (continued)


Effective November 20, 2006, the Company entered into a coinsurance agreement with Pruco Re providing for the 100% reinsurance of its Highest Daily Lifetime Five benefit feature sold on its annuities. Reinsurance recoverables related to this agreement were $35 million as of December 31, 2007.

Taiwan branch reinsurance agreement

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of Prudential Financial.

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverables is established.

Affiliated premiums ceded for the periods ended December 31, 2007, 2006 and 2005 from the Taiwan coinsurance agreement were $82 million, $84 million and $81 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2007, 2006 and 2005 from the Taiwan coinsurance agreement were $17 million, $15 million and $13 million, respectively.

Included in the total affiliated reinsurance recoverables balances of $1,598 million and $1,209 million at December 31, 2007 and December 31, 2006, respectively, were reinsurance recoverables related to the Taiwan coinsurance agreement of $650 million and $593 million at December 31, 2007 and December 31, 2006, respectively.

Purchase of fixed maturities from an affiliate

During 2007, the Company purchased fixed maturities securities from an affiliated company, Commerce Street. The investments included collateralized mortgage backed securities. These securities were recorded at an amortized cost of $136 million and a fair value of $135 million. The net difference between historic amortized cost and the fair value, net of taxes was $1 million.

During 2007, the Company purchased fixed maturities securities from Prudential Insurance. The investments included public and private placement bonds. These securities were recorded at an amortized cost of $64 million and a fair value of $64 million. The net difference between historic amortized cost and the fair value, net of taxes was less than $1 million.

During 2006 the Company transferred fixed maturities securities, from the Company to an affiliate. The investments included public and private high yield bonds, private placement bonds, and mortgage loans. These securities were recorded at an amortized cost of $151 million and a fair value of $150 million. The net difference between historic amortized cost and the fair value, net of taxes was less than $1 million.

Debt Agreements

The Company has an agreement with Prudential Funding, LLC, a wholly owned subsidiary of Prudential Insurance which allows it to borrow funds for working capital and liquidity needs. The borrowings under this agreement are limited to $600 million. There was $56 million of debt outstanding to Prudential Funding, LLC as of December 31, 2007 as compared to $25 million at December 31, 2006. Interest expense related to this agreement was $0.6 million in 2007 and $3 million in 2006, with related interest charged at a variable rate of 4.26% to 5.86%. As of December 31, 2007 and December 31, 2006, there was $415 million and $148 million, respectively, of asset-based financing.

Pruco Life Insurance Company

Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------


14. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2007 and 2006 are summarized in the table below:

                                         Three months ended (in thousands)
                                     ------------------------------------------
                                     March 31 June 30  September 30 December 31
                                     -------- -------- ------------ -----------
 2007
 Total revenues                      $276,384 $272,384   $322,648    $288,608
 Total benefits and expenses          207,972  203,941    221,058     215,307
 Income from operations before
   income taxes                        68,412   68,443    101,590      73,301
 Net income                            56,027   50,163     85,914      55,230
                                     ======== ========   ========    ========

 2006
 Total revenues                      $244,962 $226,855   $210,515    $284,109
 Total benefits and expenses          203,567  202,608     31,204     203,808
 Income from operations before
   income taxes                        41,395   24,247    179,311      80,301
 Net income                            35,333   22,938    138,991      65,530
                                     ======== ========   ========    ========

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                          SUBACCOUNTS
                                           -------------------------------------------------------------------------
                                                                                            Prudential   Prudential
                                            Prudential     Prudential                        Flexible   Conservative
                                           Money Market Diversified Bond Prudential Equity   Managed      Balanced
                                            Portfolio      Portfolio         Portfolio      Portfolio    Portfolio
                                           ------------ ---------------- ----------------- -----------  ------------
ASSETS
  Investment in the portfolios, at value.. $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ------------   ------------     ------------    -----------  -----------
  Net Assets.............................. $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ============   ============     ============    ===========  ===========

NET ASSETS, representing:
  Accumulation units...................... $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ------------   ------------     ------------    -----------  -----------
                                           $291,002,500   $305,166,545     $382,485,917    $25,099,640  $37,048,059
                                           ============   ============     ============    ===========  ===========

  Units outstanding.......................  244,094,803    177,980,463      183,783,219     13,097,287   20,216,229
                                           ============   ============     ============    ===========  ===========

  Portfolio shares held...................   29,100,250     27,996,931       12,891,335      1,371,565    2,219,776
  Portfolio net asset value per share..... $      10.00   $      10.90     $      29.67    $     18.30  $     16.69
  Investment in portfolio shares, at
   cost................................... $291,002,500   $309,857,763     $348,874,377    $24,036,075  $34,191,777

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                          SUBACCOUNTS
                                           -------------------------------------------------------------------------
                                                                                            Prudential   Prudential
                                            Prudential     Prudential                        Flexible   Conservative
                                           Money Market Diversified Bond Prudential Equity   Managed      Balanced
                                            Portfolio      Portfolio         Portfolio      Portfolio    Portfolio
                                           ------------ ---------------- ----------------- -----------  ------------
INVESTMENT INCOME
  Dividend income......................... $ 13,737,287   $ 15,946,329     $  4,077,316    $   602,010  $ 1,102,992
                                           ------------   ------------     ------------    -----------  -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    4,188,902      4,470,334        5,878,293        375,158      549,512
                                           ------------   ------------     ------------    -----------  -----------

NET INVESTMENT INCOME (LOSS)..............    9,548,385     11,475,995       (1,800,977)       226,852      553,480
                                           ------------   ------------     ------------    -----------  -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....            0              0          258,203        966,258            0
  Realized gain (loss) on shares
   redeemed...............................            0       (837,392)       4,876,206        409,314      598,229
  Net change in unrealized gain (loss) on
   investments............................            0      2,507,890       27,433,819       (285,863)     677,697
                                           ------------   ------------     ------------    -----------  -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................            0      1,670,498       32,568,228      1,089,709    1,275,926
                                           ------------   ------------     ------------    -----------  -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $  9,548,385   $ 13,146,493     $ 30,767,251    $ 1,316,561  $ 1,829,406
                                           ============   ============     ============    ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A1

                                                 SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------------
                               Prudential                                                    Prudential
 Prudential   Prudential High   Natural                                       Prudential        Small       T. Rowe Price
   Value        Yield Bond     Resources   Prudential Stock    Prudential      Jennison    Capitalization   International
 Portfolio       Portfolio     Portfolio   Index Portfolio  Global Portfolio  Portfolio    Stock Portfolio Stock Portfolio
------------  --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------
$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
============   ============   ===========    ============     ============   ============   ============     ===========

$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------
$400,689,069   $159,923,772   $22,993,836    $551,545,428     $135,883,053   $479,397,630   $ 94,435,497     $41,884,561
============   ============   ===========    ============     ============   ============   ============     ===========

 158,069,268     95,300,290     2,521,301     299,308,791       67,856,474    269,107,914     35,286,455      24,451,997
============   ============   ===========    ============     ============   ============   ============     ===========

  17,094,244     31,419,209       408,561      14,971,374        5,519,214     20,373,890      4,431,511       2,365,023
$      23.44   $       5.09   $     56.28    $      36.84     $      24.62   $      23.53   $      21.31     $     17.71

$365,846,546   $199,254,794   $13,213,561    $485,638,901     $107,635,134   $453,606,569   $ 74,057,595     $32,441,762

                                                 SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------------
                               Prudential                                                    Prudential
 Prudential   Prudential High   Natural                                       Prudential        Small       T. Rowe Price
   Value        Yield Bond     Resources   Prudential Stock    Prudential      Jennison    Capitalization   International
 Portfolio       Portfolio     Portfolio   Index Portfolio  Global Portfolio  Portfolio    Stock Portfolio Stock Portfolio
------------  --------------- -----------  ---------------- ---------------- ------------  --------------- ---------------
$  5,876,480   $ 12,254,068   $   121,211    $  9,127,999     $  1,480,533   $  1,389,915   $    605,822     $   578,755
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------


   6,537,556      2,449,016       281,108       8,997,942        2,090,691      7,341,842      1,552,998         610,549
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

    (661,076)     9,805,052      (159,897)        130,057         (610,158)    (5,951,927)      (947,176)        (31,794)
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

  47,470,473              0     3,584,562               0                0              0      6,898,491       4,650,707

  21,349,379     (6,697,827)    1,993,557      15,820,502        5,221,065       (512,787)     9,399,824       2,907,894

 (58,913,015)      (785,085)    2,249,162       6,897,909        7,338,251     56,194,783    (16,479,504)     (2,772,301)
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

   9,906,837     (7,482,912)    7,827,281      22,718,411       12,559,316     55,681,996       (181,189)      4,786,300
------------   ------------   -----------    ------------     ------------   ------------   ------------     -----------

$  9,245,761   $  2,322,140   $ 7,667,384    $ 22,848,468     $ 11,949,158   $ 49,730,069   $ (1,128,365)    $ 4,754,506
============   ============   ===========    ============     ============   ============   ============     ===========


  The accompanying notes are an integral part of these financial statements.

                                      A2

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                           SUBACCOUNTS
                                           ---------------------------------------------------------------------------

                                                                                                        Janus Aspen
                                                                                                         Large Cap
                                           T. Rowe Price  Premier VIT    Premier VIT                 Growth Portfolio -
                                           Equity Income OpCap Managed OpCap Small Cap AIM V.I. Core   Institutional
                                             Portfolio     Portfolio      Portfolio     Equity Fund        Shares
                                           ------------- ------------- --------------- ------------- ------------------
ASSETS
  Investment in the portfolios, at value.. $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ------------  ------------   ------------   ------------     ------------
  Net Assets.............................. $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ============  ============   ============   ============     ============

NET ASSETS, representing:
  Accumulation units...................... $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ------------  ------------   ------------   ------------     ------------
                                           $125,668,437  $132,248,504   $ 64,058,473   $166,656,329     $109,043,479
                                           ============  ============   ============   ============     ============

  Units outstanding.......................   52,567,150    76,642,743     25,324,620     87,692,122       61,484,350
                                           ============  ============   ============   ============     ============

  Portfolio shares held...................    5,304,704     3,424,353      2,194,535      5,725,054        4,125,746
  Portfolio net asset value per share..... $      23.69  $      38.62   $      29.19   $      29.11     $      26.43
  Investment in portfolio shares, at
   cost................................... $103,837,366  $139,384,340   $ 61,798,362   $139,464,349     $108,572,292

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                           SUBACCOUNTS
                                           ---------------------------------------------------------------------------

                                                                                                        Janus Aspen
                                                                                                      Large Cap Growth
                                           T. Rowe Price  Premier VIT    Premier VIT                    Portfolio -
                                           Equity Income OpCap Managed OpCap Small Cap AIM V.I. Core   Institutional
                                             Portfolio     Portfolio      Portfolio     Equity Fund        Shares
                                           ------------- ------------- --------------- ------------- ------------------
INVESTMENT INCOME
  Dividend income......................... $  2,359,544  $  3,171,474   $          0   $  1,883,919     $    789,797
                                           ------------  ------------   ------------   ------------     ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    1,983,532     2,043,526      1,034,578      2,533,273        1,577,699
                                           ------------  ------------   ------------   ------------     ------------

NET INVESTMENT INCOME (LOSS)..............      376,012     1,127,948     (1,034,578)      (649,354)        (787,902)
                                           ------------  ------------   ------------   ------------     ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....    7,769,554    10,695,046     16,127,016              0                0
  Realized gain (loss) on shares
   redeemed...............................    7,331,835        13,019      3,952,665      5,769,201       (1,082,446)
  Net change in unrealized gain (loss) on
   investments............................  (12,173,679)   (9,165,369)   (19,199,575)     6,982,080       16,195,731
                                           ------------  ------------   ------------   ------------     ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................    2,927,710     1,542,696        880,106     12,751,281       15,113,285
                                           ------------  ------------   ------------   ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $  3,303,722  $  2,670,644   $   (154,472)  $ 12,101,927     $ 14,325,383
                                           ============  ============   ============   ============     ============

  The accompanying notes are an integral part of these financial statements.

                                      A3

                                               SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                                           Franklin
   Janus Aspen                                                              Small-
  International                               Credit Suisse                Mid-Cap                       Prudential
Growth Portfolio -                            Trust Global    American      Growth      Prudential      Diversified
  Institutional    MFS Research MFS Emerging    Small Cap    Century VP   Securities  Jennison 20/20    Conservative
      Shares          Series    Growth Series   Portfolio    Value Fund      Fund     Focus Portfolio Growth Portfolio
------------------ ------------ ------------- ------------- -----------  -----------  --------------- ----------------
   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------
   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------
   $254,812,212    $33,009,480   $95,335,917   $18,049,710  $44,987,103  $41,618,057    $78,699,984     $121,479,287
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

     58,642,797     18,594,406    54,292,172    13,308,089   21,699,456   22,772,786     44,588,199       81,707,989
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

      3,898,596      1,627,686     3,811,912     1,281,940    6,022,370    1,816,589      4,921,825       10,260,075
   $      65.36    $     20.28   $     25.01   $     14.08  $      7.47  $     22.91    $     15.99     $      11.84

   $104,315,151    $27,787,137   $87,819,842   $17,473,277  $41,939,616  $40,794,280    $59,569,953     $105,974,953

                                               SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                                           Franklin
   Janus Aspen                                                              Small-
  International                               Credit Suisse                Mid-Cap                       Prudential
Growth Portfolio -                            Trust Global    American      Growth      Prudential      Diversified
  Institutional    MFS Research MFS Emerging    Small Cap    Century VP   Securities  Jennison 20/20    Conservative
      Shares          Series    Growth Series   Portfolio    Value Fund      Fund     Focus Portfolio Growth Portfolio
------------------ ------------ ------------- ------------- -----------  -----------  --------------- ----------------
   $  1,524,207    $   251,339   $         0   $         0  $   895,970  $         0    $   472,054     $  4,178,703
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------


      3,478,422        491,632     1,351,105       295,520      758,394      639,854      1,174,029        1,781,676
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

     (1,954,215)      (240,293)   (1,351,105)     (295,520)     137,576     (639,854)      (701,975)       2,397,027
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

              0              0             0             0    4,646,224    3,336,067      7,217,340        4,660,818

     28,189,280        976,993      (275,360)      474,585    1,762,230      381,676      5,191,052        3,677,205

     31,861,438      3,178,588    18,817,545    (1,060,958)  (9,471,962)   1,310,503     (4,331,529)      (5,165,473)
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

     60,050,718      4,155,581    18,542,185      (586,373)  (3,063,508)   5,028,246      8,076,863        3,172,550
   ------------    -----------   -----------   -----------  -----------  -----------    -----------     ------------

   $ 58,096,503    $ 3,915,288   $17,191,080   $  (881,893) $(2,925,932) $ 4,388,392    $ 7,374,888     $  5,569,577
   ============    ===========   ===========   ===========  ===========  ===========    ===========     ============

  The accompanying notes are an integral part of these financial statements.

                                      A4

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------
                                                                           Prudential SP                 Prudential SP
                                                        AllianceBernstein  T. Rowe Price   Prudential SP   Small Cap
                                           Davis Value      Large Cap        Large-Cap      Davis Value      Value
                                            Portfolio   Growth Portfolio  Growth Portfolio   Portfolio     Portfolio
                                           -----------  ----------------- ---------------- ------------- -------------
ASSETS
  Investment in the portfolios, at value.. $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           -----------     -----------      -----------    ------------  ------------
  Net Assets.............................. $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           ===========     ===========      ===========    ============  ============

NET ASSETS, representing:
  Accumulation units...................... $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           -----------     -----------      -----------    ------------  ------------
                                           $63,255,251     $ 8,527,197      $58,021,125    $228,362,951  $181,131,595
                                           ===========     ===========      ===========    ============  ============

  Units outstanding.......................  48,816,764      11,891,126       48,894,915     148,468,885   113,884,318
                                           ===========     ===========      ===========    ============  ============

  Portfolio shares held...................   4,368,457         284,619        7,496,269      19,030,246    14,822,553
  Portfolio net asset value per share..... $     14.48     $     29.96      $      7.74    $      12.00  $      12.22
  Investment in portfolio shares, at
   cost................................... $47,626,760     $ 7,175,718      $49,172,163    $182,692,226  $185,077,260

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------
                                                                           Prudential SP                 Prudential SP
                                                        AllianceBernstein  T. Rowe Price   Prudential SP   Small Cap
                                           Davis Value      Large Cap        Large-Cap      Davis Value      Value
                                            Portfolio   Growth Portfolio  Growth Portfolio   Portfolio     Portfolio
                                           -----------  ----------------- ---------------- ------------- -------------
INVESTMENT INCOME
  Dividend income......................... $   733,458     $         0      $   139,802    $  1,876,046  $  1,482,278
                                           -----------     -----------      -----------    ------------  ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............     970,122         126,855          993,429       4,016,868     3,366,824
                                           -----------     -----------      -----------    ------------  ------------

NET INVESTMENT INCOME (LOSS)..............    (236,664)       (126,855)        (853,627)     (2,140,822)   (1,884,546)
                                           -----------     -----------      -----------    ------------  ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....   2,554,998               0                0       7,932,303    11,637,277
  Realized gain (loss) on shares
   redeemed...............................   3,945,085         336,322        1,421,093       9,727,778     4,577,654
  Net change in unrealized gain (loss) on
   investments............................  (3,967,269)        823,409        3,269,914      (8,196,204)  (23,410,698)
                                           -----------     -----------      -----------    ------------  ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................   2,532,814       1,159,731        4,691,007       9,463,877    (7,195,767)
                                           -----------     -----------      -----------    ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ 2,296,150     $ 1,032,876      $ 3,837,380    $  7,323,055  $ (9,080,313)
                                           ===========     ===========      ===========    ============  ============


  The accompanying notes are an integral part of these financial statements.

                                      A5

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                   Prudential SP    Janus Aspen    Prudential SP  Prudential SP    Prudential SP
 Prudential SP    Prudential SP     PIMCO High       Large Cap       Large Cap       AIM Core        Strategic
   Small Cap       PIMCO Total         Yield      Growth Portfolio     Value          Equity      Partners Focused
Growth Portfolio Return Portfolio    Portfolio    - Service Shares   Portfolio      Portfolio     Growth Portfolio
---------------- ---------------- --------------- ---------------- ------------- ---------------- ----------------
  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  -----------      ------------    ------------     -----------    ------------    -----------      -----------
  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  ===========      ============    ============     ===========    ============    ===========      ===========

  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  -----------      ------------    ------------     -----------    ------------    -----------      -----------
  $38,339,922      $425,871,092    $170,618,204     $24,218,614    $ 81,709,678    $27,701,701      $29,675,223
  ===========      ============    ============     ===========    ============    ===========      ===========

   33,028,538       332,988,738     117,649,440      20,946,118      56,357,529     22,730,048       24,364,702
  ===========      ============    ============     ===========    ============    ===========      ===========

    5,038,098        36,492,810      17,356,887         928,628       6,924,549      3,169,531        3,575,328
  $      7.61      $      11.67    $       9.83     $     26.08    $      11.80    $      8.74      $      8.30

  $32,604,969      $411,571,338    $177,048,331     $18,564,284    $ 70,871,627    $22,096,763      $24,575,175

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                                    Janus Aspen    Prudential SP                   Prudential SP
 Prudential SP    Prudential SP    Prudential SP     Large Cap       Large Cap    Prudential SP      Strategic
   Small Cap       PIMCO Total      PIMCO High    Growth Portfolio     Value         AIM Core     Partners Focused
Growth Portfolio Return Portfolio Yield Portfolio - Service Shares   Portfolio   Equity Portfolio Growth Portfolio
---------------- ---------------- --------------- ---------------- ------------- ---------------- ----------------
  $         0      $ 18,162,141    $ 12,596,228     $   138,273    $  1,440,753    $   312,897      $         0
  -----------      ------------    ------------     -----------    ------------    -----------      -----------


      678,016         6,624,280       2,930,789         392,051       1,502,769        480,295          473,973
  -----------      ------------    ------------     -----------    ------------    -----------      -----------

     (678,016)       11,537,861       9,665,439        (253,778)        (62,016)      (167,398)        (473,973)
  -----------      ------------    ------------     -----------    ------------    -----------      -----------


    1,449,645                 0       2,583,607               0       5,486,832        272,889        1,143,821

    1,643,040           328,089         112,853         860,823       5,002,904      1,245,905        1,026,654

     (398,660)       19,218,370      (8,527,837)      2,292,064     (13,929,183)       381,256        2,022,933
  -----------      ------------    ------------     -----------    ------------    -----------      -----------

    2,694,025        19,546,459      (5,831,377)      3,152,887      (3,439,447)     1,900,050        4,193,408
  -----------      ------------    ------------     -----------    ------------    -----------      -----------

  $ 2,016,009      $ 31,084,320    $  3,834,062     $ 2,899,109    $ (3,501,463)   $ 1,732,652      $ 3,719,435
  ===========      ============    ============     ===========    ============    ===========      ===========

----------------

 Prudential SP
    Mid Cap
Growth Portfolio
----------------
  $100,293,155
  ------------
  $100,293,155
  ============

  $100,293,155
  ------------
  $100,293,155
  ============

    83,211,649
  ============

    13,319,144
  $       7.53

  $ 82,867,511


----------------

 Prudential SP
    Mid Cap
Growth Portfolio
----------------
  $    215,525
  ------------


     1,679,215
  ------------

    (1,463,690)
  ------------


     8,158,264

     4,684,928

     2,414,821
  ------------

    15,258,013
  ------------

  $ 13,794,323
  ============

  The accompanying notes are an integral part of these financial statements.

                                      A6

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                                         Prudential SP
                                           SP Prudential Conservative  Prudential SP   Prudential SP     Prudential SP
                                           U.S. Emerging     Asset     Balanced Asset  Growth Asset        Aggressive
                                              Growth      Allocation     Allocation     Allocation        Growth Asset
                                             Portfolio     Portfolio     Portfolio       Portfolio    Allocation Portfolio
                                           ------------- ------------- -------------- --------------  --------------------
ASSETS
  Investment in the portfolios, at value.. $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ------------  ------------  -------------- --------------      ------------
  Net Assets.............................. $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ============  ============  ============== ==============      ============

NET ASSETS, representing:
  Accumulation units...................... $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ------------  ------------  -------------- --------------      ------------
                                           $151,174,825  $578,395,432  $1,246,648,017 $1,076,920,430      $150,328,314
                                           ============  ============  ============== ==============      ============

  Units outstanding.......................   87,699,272   339,433,316     645,652,884    486,655,639        87,310,185
                                           ============  ============  ============== ==============      ============

  Portfolio shares held...................   17,975,603    47,840,813     103,542,194     92,918,070        13,984,029
  Portfolio net asset value per share..... $       8.41  $      12.09  $        12.04 $        11.59      $      10.75
  Investment in portfolio shares, at
   cost................................... $125,257,548  $507,297,156  $1,040,843,480 $  866,138,987      $115,857,021

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                             SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                                         Prudential SP
                                           SP Prudential Conservative  Prudential SP   Prudential SP     Prudential SP
                                           U.S. Emerging     Asset     Balanced Asset  Growth Asset        Aggressive
                                              Growth      Allocation     Allocation     Allocation        Growth Asset
                                             Portfolio     Portfolio     Portfolio       Portfolio    Allocation Portfolio
                                           ------------- ------------- -------------- --------------  --------------------
INVESTMENT INCOME
  Dividend income......................... $    481,007  $ 17,366,151  $   27,580,750 $   16,079,235      $  1,414,342
                                           ------------  ------------  -------------- --------------      ------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............    2,490,126    10,156,996      22,821,731     20,753,549         2,647,522
                                           ------------  ------------  -------------- --------------      ------------

NET INVESTMENT INCOME (LOSS)..............   (2,009,119)    7,209,155       4,759,019     (4,674,314)       (1,233,180)
                                           ------------  ------------  -------------- --------------      ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....   14,415,918    12,540,190      34,480,040     37,774,038         6,725,749
  Realized gain (loss) on shares
   redeemed...............................    7,113,662    13,410,731      35,031,542     42,938,049         6,522,339
  Net change in unrealized gain (loss) on
   investments............................    2,220,897     9,390,927      16,410,384      2,676,997          (624,748)
                                           ------------  ------------  -------------- --------------      ------------

NET GAIN (LOSS) ON
   INVESTMENTS............................   23,750,477    35,341,848      85,921,966     83,389,084        12,623,340
                                           ------------  ------------  -------------- --------------      ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS............................. $ 21,741,358  $ 42,551,003  $   90,680,985 $   78,714,770      $ 11,390,160
                                           ============  ============  ============== ==============      ============

  The accompanying notes are an integral part of these financial statements.

                                      A7

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------


 Prudential SP    Prudential SP                                           Evergreen VA  Evergreen VA   Evergreen VA
 International    International  Evergreen VA  Evergreen VA Evergreen VA Special Values International  Fundamental
Growth Portfolio Value Portfolio Balanced Fund Growth Fund   Omega Fund       Fund       Equity Fund  Large Cap Fund
---------------- --------------- ------------- ------------ ------------ -------------- ------------- --------------
  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------
  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------
  $114,846,110    $116,626,234    $1,290,125    $1,417,389   $2,821,807   $ 4,175,375    $2,265,045     $4,082,077
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

    63,064,027      60,178,743       940,462       753,568    1,719,713     2,396,456       118,621        288,937
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

    13,479,590      10,971,424        83,288       101,098      142,372       307,239       134,504        211,178
  $       8.52    $      10.63    $    15.49    $    14.02   $    19.82   $     13.59    $    16.84     $    19.33

  $ 93,519,638    $ 98,871,738    $1,105,286    $1,267,676   $2,085,222   $ 4,599,862    $1,785,677     $3,417,948

                                              SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------


 Prudential SP    Prudential SP                                           Evergreen VA  Evergreen VA   Evergreen VA
 International    International  Evergreen VA  Evergreen VA Evergreen VA Special Values International  Fundamental
Growth Portfolio Value Portfolio Balanced Fund Growth Fund   Omega Fund       Fund       Equity Fund  Large Cap Fund
---------------- --------------- ------------- ------------ ------------ -------------- ------------- --------------
  $    742,112    $  2,393,056    $   53,574    $        0   $   15,746   $    66,777    $   54,283     $   45,928
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------


     1,758,203       1,917,021        22,742        24,686       50,147        80,077        38,504         70,414
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

    (1,016,091)        476,035        30,832       (24,686)     (34,401)      (13,300)       15,779        (24,486)
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

    15,345,981      22,164,851             0       279,525            0       603,225       165,768        323,178

     5,669,869       8,244,609        16,918        29,756      117,524        67,840        93,036        100,420

    (2,403,052)    (13,612,295)       12,696      (157,382)     199,252    (1,062,518)       (4,449)      (136,066)
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

    18,612,798      16,797,165        29,614       151,899      316,776      (391,453)      254,355        287,532
  ------------    ------------    ----------    ----------   ----------   -----------    ----------     ----------

  $ 17,596,707    $ 17,273,200    $   60,446    $  127,213   $  282,375   $  (404,753)   $  270,134     $  263,046
  ============    ============    ==========    ==========   ==========   ===========    ==========     ==========

  The accompanying notes are an integral part of these financial statements.

                                      A8

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                          SUBACCOUNTS
                                           ------------------------------------------------------------------------
                                                                            AST American
                                                  AST         AST American    Century
                                           AllianceBernstein Century Income  Strategic    AST Cohen &     AST UBS
                                            Growth & Income     & Growth     Allocation  Steers Realty Dynamic Alpha
                                               Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                           ----------------- -------------- ------------ ------------- -------------
ASSETS
  Investment in the portfolios, at value..    $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              -----------      ----------   -----------   -----------   -----------
  Net Assets..............................    $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              ===========      ==========   ===========   ===========   ===========

NET ASSETS, representing:
  Accumulation units......................    $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              -----------      ----------   -----------   -----------   -----------
                                              $14,250,692      $8,118,549   $18,235,214   $16,506,450   $39,597,388
                                              ===========      ==========   ===========   ===========   ===========

  Units outstanding.......................      1,199,878         715,290     1,579,261     1,383,856     3,548,377
                                              ===========      ==========   ===========   ===========   ===========

  Portfolio shares held...................        603,332         527,521     1,189,512     1,361,918     2,875,627
  Portfolio net asset value per share.....    $     23.62      $    15.39   $     15.33   $     12.12   $     13.77
  Investment in portfolio shares, at
   cost...................................    $14,025,532      $8,022,781   $18,627,339   $23,377,753   $40,416,912

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                          SUBACCOUNTS
                                           ------------------------------------------------------------------------
                                                                            AST American
                                                  AST         AST American    Century
                                           AllianceBernstein Century Income  Strategic    AST Cohen &     AST UBS
                                            Growth & Income     & Growth     Allocation  Steers Realty Dynamic Alpha
                                               Portfolio       Portfolio     Portfolio     Portfolio     Portfolio
                                           ----------------- -------------- ------------ ------------- -------------
INVESTMENT INCOME
  Dividend income.........................    $   138,809      $  155,376   $   288,007   $   778,539   $   285,379
                                              -----------      ----------   -----------   -----------   -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............        191,959         114,349       164,988       358,180       353,816
                                              -----------      ----------   -----------   -----------   -----------

NET INVESTMENT INCOME (LOSS)..............        (53,150)         41,027       123,019       420,359       (68,437)
                                              -----------      ----------   -----------   -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received....        463,061               0       775,012     3,766,843             0
  Realized gain (loss) on shares
   redeemed...............................        206,683         145,146       110,635       447,685        75,672
  Net change in unrealized gain (loss) on
   investments............................       (405,829)       (465,991)     (582,519)   (9,658,775)   (1,086,609)
                                              -----------      ----------   -----------   -----------   -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................        263,915        (320,845)      303,128    (5,444,247)   (1,010,937)
                                              -----------      ----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................    $   210,765      $ (279,818)  $   426,147   $(5,023,888)  $(1,079,374)
                                              ===========      ==========   ===========   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A9

                                                     SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   AST Goldman
   AST DeAm      AST Neuberger      AST DeAm                     AST Federated                                        Sachs
   Large-Cap    Berman Small-Cap    Small-Cap    AST High Yield    Aggressive      AST Mid-Cap    AST Small-Cap    Concentrated
Value Portfolio Growth Portfolio Value Portfolio   Portfolio    Growth Portfolio Value Portfolio Value Portfolio Growth Portfolio
--------------- ---------------- --------------- -------------- ---------------- --------------- --------------- ----------------
  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------
  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------
  $20,277,318      $5,667,073      $ 4,888,852     $8,670,397     $11,436,497      $6,093,465      $11,457,030     $12,623,686
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

    1,645,958         466,332          532,811        806,798         898,714         539,593        1,042,991       1,012,604
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

    1,614,436         528,645          537,236      1,118,761         990,173         505,262          811,979         453,111
  $     12.56      $    10.72      $      9.10     $     7.75     $     11.55      $    12.06      $     14.11     $     27.86

  $21,182,037      $5,008,409      $ 6,443,171     $9,168,681     $11,229,751      $6,202,359      $13,093,975     $11,709,953

                                                     SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   AST Goldman
   AST DeAm      AST Neuberger      AST DeAm                     AST Federated                                        Sachs
   Large-Cap    Berman Small-Cap    Small-Cap    AST High Yield    Aggressive      AST Mid-Cap    AST Small-Cap    Concentrated
Value Portfolio Growth Portfolio Value Portfolio   Portfolio    Growth Portfolio Value Portfolio Value Portfolio Growth Portfolio
--------------- ---------------- --------------- -------------- ---------------- --------------- --------------- ----------------
  $   239,100      $        0      $    51,189     $  866,516     $         0      $   21,662      $   117,759     $         0
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------


      366,381          64,788           84,463        145,759         177,069          94,358          197,496         142,373
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------

     (127,281)        (64,788)         (33,274)       720,757        (177,069)        (72,696)         (79,737)       (142,373)
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------


    1,522,062               0          792,631              0       1,089,226         163,908        1,307,198               0

      677,135          59,979           33,809        178,816         351,320          79,518          282,806         234,792

   (2,366,393)        573,788       (1,908,008)      (833,723)       (414,145)       (200,240)      (2,476,936)        594,826
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------

     (167,196)        633,767       (1,081,568)      (654,907)      1,026,401          43,186         (886,932)        829,618
  -----------      ----------      -----------     ----------     -----------      ----------      -----------     -----------

  $  (294,477)     $  568,979      $(1,114,842)    $   65,850     $   849,332      $  (29,510)     $  (966,669)    $   687,245
  ===========      ==========      ===========     ==========     ===========      ==========      ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                                      A10

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------

                                             AST Goldman                    AST Lord Abbett  AST Marsico     AST MFS
                                            Sachs Mid-Cap    AST Large-Cap  Bond-Debenture  Capital Growth   Growth
                                           Growth Portfolio Value Portfolio    Portfolio      Portfolio     Portfolio
                                           ---------------- --------------- --------------- -------------- ----------
ASSETS
  Investment in the portfolios, at value..   $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             -----------      -----------     -----------    -----------   ----------
  Net Assets..............................   $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             ===========      ===========     ===========    ===========   ==========

NET ASSETS, representing:
  Accumulation units......................   $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             -----------      -----------     -----------    -----------   ----------
                                             $11,534,553      $16,499,715     $14,416,077    $34,477,958   $6,622,678
                                             ===========      ===========     ===========    ===========   ==========

  Units outstanding.......................       918,532        1,453,309       1,291,635      2,731,660      520,711
                                             ===========      ===========     ===========    ===========   ==========

  Portfolio shares held...................     1,968,354          879,047       1,243,838      1,469,022      610,948
  Portfolio net asset value per share.....   $      5.86      $     18.77     $     11.59    $     23.47   $    10.84
  Investment in portfolio shares, at
   cost...................................   $10,195,579      $16,238,131     $14,439,913    $29,864,927   $5,752,504

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                           SUBACCOUNTS
                                           --------------------------------------------------------------------------

                                             AST Goldman                    AST Lord Abbett  AST Marsico     AST MFS
                                            Sachs Mid-Cap    AST Large-Cap  Bond-Debenture  Capital Growth   Growth
                                           Growth Portfolio Value Portfolio    Portfolio      Portfolio     Portfolio
                                           ---------------- --------------- --------------- -------------- ----------
INVESTMENT INCOME
  Dividend income.........................   $         0      $   200,937     $   858,523    $    58,856   $    1,980
                                             -----------      -----------     -----------    -----------   ----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............       148,875          288,146         207,561        475,384       84,725
                                             -----------      -----------     -----------    -----------   ----------

NET INVESTMENT INCOME (LOSS)..............      (148,875)         (87,209)        650,962       (416,528)     (82,745)
                                             -----------      -----------     -----------    -----------   ----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....             0          464,781          58,143              0            0
  Realized gain (loss) on shares
   redeemed...............................       224,110          503,082         163,472        578,466      115,517
  Net change in unrealized gain (loss) on
   investments............................     1,024,063       (1,696,825)       (411,829)     3,022,114      562,164
                                             -----------      -----------     -----------    -----------   ----------

NET GAIN (LOSS) ON
   INVESTMENTS............................     1,248,173         (728,962)       (190,214)     3,600,580      677,681
                                             -----------      -----------     -----------    -----------   ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $ 1,099,298      $  (816,171)    $   460,748    $ 3,184,052   $  594,936
                                             ===========      ===========     ===========    ===========   ==========


  The accompanying notes are an integral part of these financial statements.

                                      A11

                                                       SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                         AST               AST                           AST T. Rowe
 AST Neuberger    AST Neuberger     AST PIMCO     AllianceBernstein AllianceBernstein AST T. Rowe Price  Price Asset
 Berman Mid-Cap  Berman Mid-Cap  Limited Maturity    Core Value       Managed Index   Natural Resources  Allocation
Growth Portfolio Value Portfolio  Bond Portfolio      Portfolio       500 Portfolio       Portfolio       Portfolio
---------------- --------------- ---------------- ----------------- ----------------- ----------------- ------------
  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  -----------      -----------     -----------       -----------       ----------       ------------    ------------
  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  ===========      ===========     ===========       ===========       ==========       ============    ============

  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  -----------      -----------     -----------       -----------       ----------       ------------    ------------
  $23,862,925      $20,640,448     $11,399,640       $ 9,668,407       $8,304,699       $101,044,329    $149,838,968
  ===========      ===========     ===========       ===========       ==========       ============    ============

    1,637,350        1,765,979       1,058,689           861,734          749,258          5,782,932      12,962,530
  ===========      ===========     ===========       ===========       ==========       ============    ============

    1,060,103        1,222,775       1,003,489           769,165          606,182          2,601,553       8,301,328
  $     22.51      $     16.88     $     11.36       $     12.57       $    13.70       $      38.84    $      18.05

  $20,427,002      $23,406,591     $11,267,365       $10,542,904       $8,148,909       $ 79,897,664    $152,338,130

                                                       SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------------------
                                                         AST               AST                           AST T. Rowe
 AST Neuberger    AST Neuberger     AST PIMCO     AllianceBernstein AllianceBernstein AST T. Rowe Price  Price Asset
 Berman Mid-Cap  Berman Mid-Cap  Limited Maturity    Core Value       Managed Index   Natural Resources  Allocation
Growth Portfolio Value Portfolio  Bond Portfolio      Portfolio       500 Portfolio       Portfolio       Portfolio
---------------- --------------- ---------------- ----------------- ----------------- ----------------- ------------
  $         0      $   161,603     $   545,034       $   153,337       $  126,051       $    486,262    $  1,357,879
  -----------      -----------     -----------       -----------       ----------       ------------    ------------


      302,079          353,408         157,777           143,574          100,946          1,247,348       1,614,022
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

     (302,079)        (191,805)        387,257             9,763           25,105           (761,086)       (256,143)
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

            0        3,010,159               0           480,617                0          5,212,592       3,942,554

      726,631          137,587          97,171           191,203          118,332          2,865,358         330,287

    2,388,846       (3,035,117)          6,161        (1,293,564)        (233,509)        17,169,209      (2,897,322)
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

    3,115,477          112,629         103,332          (621,744)        (115,177)        25,247,159       1,375,519
  -----------      -----------     -----------       -----------       ----------       ------------    ------------

  $ 2,813,398      $   (79,176)    $   490,589       $  (611,981)      $  (90,072)      $ 24,486,073    $  1,119,376
  ===========      ===========     ===========       ===========       ==========       ============    ============

----------------

    AST MFS
     Global
Equity Portfolio
----------------
  $10,943,697
  -----------
  $10,943,697
  ===========

  $10,943,697
  -----------
  $10,943,697
  ===========

      832,347
  ===========

      792,447
  $     13.81

  $11,206,685


----------------

    AST MFS
     Global
Equity Portfolio
----------------
  $   237,805
  -----------


      158,278
  -----------

       79,527
  -----------

    1,201,198

      300,996

     (948,730)
  -----------

      553,464
  -----------

  $   632,991
  ===========


  The accompanying notes are an integral part of these financial statements.

                                      A12

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                                                                             AST Capital
                                             AST JPMorgan    AST T. Rowe    AST Aggressive   Growth Asset     AST Balanced
                                            International    Price Global  Asset Allocation   Allocation    Asset Allocation
                                           Equity Portfolio Bond Portfolio    Portfolio       Portfolio        Portfolio
                                           ---------------- -------------- ---------------- --------------  ----------------
ASSETS
  Investment in the portfolios, at value..   $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             -----------     -----------     -----------    --------------   --------------
  Net Assets..............................   $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             ===========     ===========     ===========    ==============   ==============

NET ASSETS, representing:
  Accumulation units......................   $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             -----------     -----------     -----------    --------------   --------------
                                             $23,122,009     $15,780,965     $63,387,591    $1,492,029,847   $1,203,763,125
                                             ===========     ===========     ===========    ==============   ==============

  Units outstanding.......................     1,776,624       1,471,615       5,322,867       126,428,108      103,751,420
                                             ===========     ===========     ===========    ==============   ==============

  Portfolio shares held...................       879,833       1,276,777       5,030,761       119,938,091       98,831,127
  Portfolio net asset value per share.....   $     26.28     $     12.36     $     12.60    $        12.44   $        12.18
  Investment in portfolio shares, at
   cost...................................   $20,678,491     $15,204,294     $57,016,471    $1,364,520,781   $1,096,318,092

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                                                                             AST Capital
                                             AST JPMorgan    AST T. Rowe    AST Aggressive   Growth Asset     AST Balanced
                                            International    Price Global  Asset Allocation   Allocation    Asset Allocation
                                           Equity Portfolio Bond Portfolio    Portfolio       Portfolio        Portfolio
                                           ---------------- -------------- ---------------- --------------  ----------------
INVESTMENT INCOME
  Dividend income.........................   $   340,650     $   354,578     $    84,565    $    2,668,554   $    3,515,146
                                             -----------     -----------     -----------    --------------   --------------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............       336,222         150,852         909,865        24,347,552       19,644,628
                                             -----------     -----------     -----------    --------------   --------------

NET INVESTMENT INCOME (LOSS)..............         4,428         203,726        (825,300)      (21,678,998)     (16,129,482)
                                             -----------     -----------     -----------    --------------   --------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....             0               0         342,015         4,168,071        3,421,811
  Realized gain (loss) on shares
   redeemed...............................       634,849         116,321         877,690        13,033,818        8,885,116
  Net change in unrealized gain (loss) on
   investments............................       673,828         383,880       3,111,657        74,686,796       62,580,914
                                             -----------     -----------     -----------    --------------   --------------

NET GAIN (LOSS) ON
   INVESTMENTS............................     1,308,677         500,201       4,331,362        91,888,685       74,887,841
                                             -----------     -----------     -----------    --------------   --------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $ 1,313,105     $   703,927     $ 3,506,062    $   70,209,687   $   58,758,359
                                             ===========     ===========     ===========    ==============   ==============

  The accompanying notes are an integral part of these financial statements.

                                      A13

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                                  AST First Trust
AST Conservative AST Preservation AST First Trust     Capital      AST Advanced    AST T. Rowe
Asset Allocation Asset Allocation Balanced Target   Appreciation    Strategies   Price Large-Cap     AST Money
   Portfolio        Portfolio        Portfolio    Target Portfolio  Portfolio    Growth Portfolio Market Portfolio
---------------- ---------------- --------------- ---------------- ------------  ---------------- ----------------
  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ------------     ------------    ------------     ------------   ------------     ----------      -----------
  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ============     ============    ============     ============   ============     ==========      ===========

  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ------------     ------------    ------------     ------------   ------------     ----------      -----------
  $418,781,388     $134,485,369    $181,879,552     $270,043,125   $308,459,258     $5,475,062      $15,685,147
  ============     ============    ============     ============   ============     ==========      ===========

    36,429,104       11,972,174      16,264,877       23,823,742     27,227,717        491,260        1,485,801
  ============     ============    ============     ============   ============     ==========      ===========

    34,724,825       11,416,415      15,692,800       22,885,011     26,229,529        466,360       15,685,147
  $      12.06     $      11.78    $      11.59     $      11.80   $      11.76     $    11.74      $      1.00

  $385,956,548     $126,381,771    $172,249,319     $254,700,676   $288,427,585     $5,225,304      $15,685,147

                                                      SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------
                                                  AST First Trust
AST Conservative AST Preservation AST First Trust     Capital      AST Advanced    AST T. Rowe
Asset Allocation Asset Allocation Balanced Target   Appreciation    Strategies   Price Large-Cap     AST Money
   Portfolio        Portfolio        Portfolio    Target Portfolio  Portfolio    Growth Portfolio Market Portfolio
---------------- ---------------- --------------- ---------------- ------------  ---------------- ----------------
  $  1,027,419     $    270,668    $    655,610     $    518,407   $  1,071,182     $    6,507      $   564,331
  ------------     ------------    ------------     ------------   ------------     ----------      -----------


     6,277,149        1,877,956       2,634,809        3,476,643      4,565,586         57,558          178,971
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

    (5,249,730)      (1,607,288)     (1,979,199)      (2,958,236)    (3,494,404)       (51,051)         385,360
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

       898,182                0          57,591          190,369        361,600              0                0

     3,697,914        2,109,095       1,022,890        1,487,923      1,559,999         16,000                0

    20,392,734        5,722,307       6,506,632       11,311,415     14,749,115        170,389                0
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

    24,988,830        7,831,402       7,587,113       12,989,707     16,670,714        186,389                0
  ------------     ------------    ------------     ------------   ------------     ----------      -----------

  $ 19,739,100     $  6,224,114    $  5,607,914     $ 10,031,471   $ 13,176,310     $  135,338      $   385,360
  ============     ============    ============     ============   ============     ==========      ===========

----------------


 AST Small-Cap
Growth Portfolio
----------------
   $2,265,381
   ----------
   $2,265,381
   ==========

   $2,265,381
   ----------
   $2,265,381
   ==========

      216,366
   ==========

      131,479
   $    17.23

   $2,202,699


----------------


 AST Small-Cap
Growth Portfolio
----------------
   $        0
   ----------


       23,980
   ----------

      (23,980)
   ----------

            0

        6,141

       31,592
   ----------

       37,733
   ----------

   $   13,753
   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A14

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2007

                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                           AST PIMCO Total                                       AST Western   Gartmore NVIT
                                             Return Bond   AST International AST International Asset Core Plus  Developing
                                              Portfolio     Value Portfolio  Growth Portfolio  Bond Portfolio     Markets
                                           --------------- ----------------- ----------------- --------------- -------------
ASSETS
  Investment in the portfolios, at value..   $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             -----------      ----------        ----------         -------      -----------
  Net Assets..............................   $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             ===========      ==========        ==========         =======      ===========

NET ASSETS, representing:
  Accumulation units......................   $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             -----------      ----------        ----------         -------      -----------
                                             $11,917,122      $8,933,146        $6,829,893         $25,399      $35,529,690
                                             ===========      ==========        ==========         =======      ===========

  Units outstanding.......................     1,086,162         709,326           550,016           2,546        1,575,266
                                             ===========      ==========        ==========         =======      ===========

  Portfolio shares held...................       984,886         406,237           374,036           2,540        1,837,109
  Portfolio net asset value per share.....   $     12.10      $    21.99        $    18.26         $ 10.00      $     19.34
  Investment in portfolio shares, at
   cost...................................   $11,479,886      $8,228,936        $6,511,144         $25,247      $28,138,886

STATEMENT OF OPERATIONS
For the period ended December 31, 2007
                                                                              SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                           AST PIMCO Total                                       AST Western   Gartmore NVIT
                                             Return Bond   AST International AST International Asset Core Plus  Developing
                                              Portfolio     Value Portfolio  Growth Portfolio  Bond Portfolio     Markets
                                           --------------- ----------------- ----------------- --------------- -------------
INVESTMENT INCOME
  Dividend income.........................   $   255,486      $   80,651        $   27,083         $     0      $   123,631
                                             -----------      ----------        ----------         -------      -----------

EXPENSES
  Charges to contract owners for
   assuming mortality risk and expense
   risk and for administration............       116,864          90,862            67,514              18          445,535
                                             -----------      ----------        ----------         -------      -----------

NET INVESTMENT INCOME (LOSS)..............       138,622         (10,211)          (40,431)            (18)        (321,904)
                                             -----------      ----------        ----------         -------      -----------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
  Capital gains distributions received....             0               0           448,346               0        3,551,044
  Realized gain (loss) on shares
   redeemed...............................        27,212          54,754            23,609               0        1,283,010
  Net change in unrealized gain (loss) on
   investments............................       414,477         551,515           179,366             152        4,522,848
                                             -----------      ----------        ----------         -------      -----------

NET GAIN (LOSS) ON
   INVESTMENTS............................       441,689         606,269           651,321             152        9,356,902
                                             -----------      ----------        ----------         -------      -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............................   $   580,311      $  596,058        $  610,890         $   134      $ 9,034,998
                                             ===========      ==========        ==========         =======      ===========

  The accompanying notes are an integral part of these financial statements.

                                      A15

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A16

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                       SUBACCOUNTS
                                  ------------------------------------------------------------------------------------
                                     Prudential Money Market    Prudential Diversified Bond      Prudential Equity
                                            Portfolio                    Portfolio                   Portfolio
                                  ----------------------------  --------------------------  --------------------------
                                    01/01/2007     01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                        to             to            to            to            to            to
                                    12/31/2007     12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  -------------  -------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $   9,548,385  $   7,776,424  $ 11,475,995  $ 12,252,201  $ (1,800,977) $ (1,676,253)
  Capital gains distributions
   received......................             0              0             0     3,390,503       258,203             0
  Realized gain (loss) on shares
   redeemed......................             0              0      (837,392)   (1,917,204)    4,876,206    (4,870,322)
  Net change in unrealized gain
   (loss) on investments.........             0              0     2,507,890    (2,049,948)   27,433,819    49,868,964
                                  -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     9,548,385      7,776,424    13,146,493    11,675,552    30,767,251    43,322,389
                                  -------------  -------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................    10,727,673     39,583,527     1,181,977     1,205,304     1,416,033     4,925,902
  Policy loans...................      (727,172)             0      (807,793)            0      (463,322)            0
  Surrenders, withdrawals and
   death benefits................   (88,346,525)   (70,925,725)  (49,139,378)  (58,559,232)  (55,433,839)  (59,088,141)
  Net transfers between other
   subaccounts or fixed rate
   option........................   101,546,287     72,362,266     6,302,802    (3,645,370)  (10,498,653)  (10,181,128)
  Withdrawal and other
   charges.......................      (224,617)      (196,764)     (114,413)     (137,508)     (328,819)     (344,567)
                                  -------------  -------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................    22,975,646     40,823,304   (42,576,805)  (61,136,806)  (65,308,600)  (64,687,934)
                                  -------------  -------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    32,524,031     48,599,728   (29,430,312)  (49,461,254)  (34,541,349)  (21,365,545)

NET ASSETS
  Beginning of period............   258,478,469    209,878,741   334,596,857   384,058,111   417,027,266   438,392,811
                                  -------------  -------------  ------------  ------------  ------------  ------------
  End of period.................. $ 291,002,500  $ 258,478,469  $305,166,545  $334,596,857  $382,485,917  $417,027,266
                                  =============  =============  ============  ============  ============  ============

  Beginning units................   223,442,335    183,245,546   203,399,251   241,749,366   215,287,865   249,849,581
                                  -------------  -------------  ------------  ------------  ------------  ------------
  Units issued...................   216,356,089    224,716,223    12,902,592    12,565,409     5,493,098    12,304,175
  Units redeemed.................  (195,703,621)  (184,519,434)  (38,321,380)  (50,915,524)  (36,997,744)  (46,865,891)
                                  -------------  -------------  ------------  ------------  ------------  ------------
  Ending units...................   244,094,803    223,442,335   177,980,463   203,399,251   183,783,219   215,287,865
                                  =============  =============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A17

                                          SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------------
Prudential Flexible Managed Prudential Conservative Balanced                             Prudential High Yield Bond
        Portfolio                   Portfolio                Prudential Value Portfolio           Portfolio
--------------------------  -------------------------------  --------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007       01/01/2006      01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to            to            to               to              to            to            to            to
 12/31/2007    12/31/2006    12/31/2007       12/31/2006      12/31/2007    12/31/2006    12/31/2007    12/31/2006
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

$   226,852   $   179,687   $   553,480      $   534,992     $   (661,076) $       (184) $  9,805,052  $ 12,177,777

    966,258       413,599             0           94,797       47,470,473    15,472,976             0             0

    409,314       (95,219)      598,229          (22,801)      21,349,379    10,197,654    (6,697,827)   (8,755,571)
   (285,863)    2,311,472       677,697        2,978,213      (58,913,015)   48,675,780      (785,085)   12,565,141
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

  1,316,561     2,809,539     1,829,406        3,585,201        9,245,761    74,346,226     2,322,140    15,987,347
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

    161,905       124,121       181,096          112,794        4,261,703    10,476,188       771,928       526,197
      1,290             0        11,560                0         (449,994)            0      (504,627)            0

 (4,041,063)   (4,572,317)   (6,098,870)      (7,467,071)     (61,991,399)  (58,804,292)  (28,790,219)  (32,249,084)

    (43,244)      (11,640)      130,045         (503,965)     (15,861,422)   13,819,291       680,226    (2,210,137)

          0             0             0                0         (339,878)     (340,295)      (62,134)      (74,497)
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

 (3,921,112)   (4,459,836)   (5,776,169)      (7,858,242)     (74,380,990)  (34,849,108)  (27,904,826)  (34,007,521)
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------

 (2,604,551)   (1,650,297)   (3,946,763)      (4,273,041)     (65,135,229)   39,497,118   (25,582,686)  (18,020,174)

 27,704,191    29,354,488    40,994,822       45,267,863      465,824,298   426,327,180   185,506,458   203,526,632
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------
$25,099,640   $27,704,191   $37,048,059      $40,994,822     $400,689,069  $465,824,298  $159,923,772  $185,506,458
===========   ===========     ===========     ===========    ============  ============  ============  ============

 15,162,765    17,772,934    23,409,828       28,152,882      186,032,754   196,035,426   111,866,241   133,430,816
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------
    369,459       699,008       607,803          808,476       15,187,396    32,270,453     7,180,776     7,362,174
 (2,434,937)   (3,309,177)   (3,801,402)      (5,551,530)     (43,150,882)  (42,273,125)  (23,746,727)  (28,926,749)
-----------   -----------     -----------     -----------    ------------  ------------  ------------  ------------
 13,097,287    15,162,765    20,216,229       23,409,828      158,069,268   186,032,754    95,300,290   111,866,241
===========   ===========     ===========     ===========    ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A18

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                     SUBACCOUNTS
                                  ---------------------------------------------------------------------------------
                                     Prudential Natural        Prudential Stock Index
                                     Resources Portfolio             Portfolio           Prudential Global Portfolio
                                  ------------------------  ---------------------------  --------------------------
                                   01/01/2007   01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                       to           to            to            to            to            to
                                   12/31/2007   12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  -----------  -----------  -------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $  (159,897) $   100,391  $     130,057  $    535,143  $   (610,158) $ (1,108,147)
  Capital gains distributions
   received......................   3,584,562    2,906,033              0     1,787,812             0             0
  Realized gain (loss) on shares
   redeemed......................   1,993,557    1,350,198     15,820,502     1,129,663     5,221,065     1,573,523
  Net change in unrealized gain
   (loss) on investments.........   2,249,162   (1,007,919)     6,897,909    77,661,875     7,338,251    21,867,218
                                  -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   7,667,384    3,348,703     22,848,468    81,114,493    11,949,158    22,332,594
                                  -----------  -----------  -------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      37,278       33,751      3,493,519    10,257,663       716,401     2,909,857
  Policy loans...................      (9,680)           0       (661,355)            0       (75,571)            0
  Surrenders, withdrawals and
   death benefits................  (3,264,252)  (2,169,984)   (80,041,585)  (80,438,715)  (16,681,139)  (16,997,955)
  Net transfers between other
   subaccounts or fixed rate
   option........................     138,204      (90,236)   (24,670,365)  (24,570,702)     (589,358)      803,904
  Withdrawal and other
   charges.......................           0            0       (673,182)     (695,808)     (146,643)     (142,603)
                                  -----------  -----------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (3,098,450)  (2,226,469)  (102,552,968)  (95,447,562)  (16,776,310)  (13,426,797)
                                  -----------  -----------  -------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   4,568,934    1,122,234    (79,704,500)  (14,333,069)   (4,827,152)    8,905,797

NET ASSETS
  Beginning of period............  18,424,902   17,302,668    631,249,928   645,582,997   140,710,205   131,804,408
                                  -----------  -----------  -------------  ------------  ------------  ------------
  End of period.................. $22,993,836  $18,424,902  $ 551,545,428  $631,249,928  $135,883,053  $140,710,205
                                  ===========  ===========  =============  ============  ============  ============

  Beginning units................   2,954,361    3,343,485    353,178,451   407,097,676    76,283,837    83,554,243
                                  -----------  -----------  -------------  ------------  ------------  ------------
  Units issued...................     196,124      343,428     14,756,645    23,683,536     6,673,569    10,366,636
  Units redeemed.................    (629,184)    (732,552)   (68,626,305)  (77,602,761)  (15,100,932)  (17,637,042)
                                  -----------  -----------  -------------  ------------  ------------  ------------
  Ending units...................   2,521,301    2,954,361    299,308,791   353,178,451    67,856,474    76,283,837
                                  ===========  ===========  =============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A19

                                           SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------------------
                              Prudential Small Capitalization T. Rowe Price International T. Rowe Price Equity Income
Prudential Jennison Portfolio       Stock Portfolio                Stock Portfolio                 Portfolio
----------------------------  ------------------------------  --------------------------  --------------------------
 01/01/2007     01/01/2006     01/01/2007      01/01/2006      01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to             to             to              to              to            to            to            to
 12/31/2007     12/31/2006     12/31/2007      12/31/2006      12/31/2007    12/31/2006    12/31/2007    12/31/2006
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

$ (5,951,927)  $ (6,475,965)  $   (947,176)   $ (1,017,421)   $   (31,794)  $   (96,847)  $    376,012  $    238,995

           0              0      6,898,491       5,781,766      4,650,707       147,964      7,769,554     3,986,181

    (512,787)   (11,372,036)     9,399,824       6,477,477      2,907,894     1,272,241      7,331,835     5,047,834

  56,194,783     16,651,377    (16,479,504)      3,596,628     (2,772,301)    5,507,085    (12,173,679)   14,185,714
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

  49,730,069     (1,196,624)    (1,128,365)     14,838,450      4,754,506     6,830,443      3,303,722    23,458,724
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------


   2,275,580      9,715,746        334,155         508,527        111,724       127,599        284,480       398,685
    (415,017)             0        (94,347)              0        (27,906)            0       (326,903)            0

 (71,998,268)   (73,716,783)   (21,428,107)    (17,720,143)    (8,042,336)   (5,605,088)   (24,913,370)  (22,328,280)

 (25,030,815)   (18,181,108)    (1,550,334)     (1,625,266)       316,762     1,703,895     (1,572,264)   (3,025,744)

    (436,599)      (484,963)       (29,668)        (35,854)       (12,117)      (13,886)       (43,287)      (50,311)
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

 (95,605,119)   (82,667,108)   (22,768,301)    (18,872,736)    (7,653,873)   (3,787,480)   (26,571,344)  (25,005,650)
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------

 (45,875,050)   (83,863,732)   (23,896,666)     (4,034,286)    (2,899,367)    3,042,963    (23,267,622)   (1,546,926)

 525,272,680    609,136,412    118,332,163     122,366,449     44,783,928    41,740,965    148,936,059   150,482,985
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------
$479,397,630   $525,272,680   $ 94,435,497    $118,332,163    $41,884,561   $44,783,928   $125,668,437  $148,936,059
============   ============    ============    ============   ===========   ===========   ============  ============

 323,559,966    372,672,622     43,382,910      50,766,359     29,145,102    31,878,652     63,395,065    75,164,589
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------
  11,031,220     31,388,764      3,148,402       4,767,711      2,947,788     4,134,435      3,114,914     4,165,109
 (65,483,272)   (80,501,420)   (11,244,857)    (12,151,160)    (7,640,893)   (6,867,985)   (13,942,829)  (15,934,633)
------------   ------------    ------------    ------------   -----------   -----------   ------------  ------------
 269,107,914    323,559,966     35,286,455      43,382,910     24,451,997    29,145,102     52,567,150    63,395,065
============   ============    ============    ============   ===========   ===========   ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A20

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                      SUBACCOUNTS
                                  ----------------------------------------------------------------------------------

                                   Premier VIT OpCap Managed  Premier VIT OpCap Small Cap
                                           Portfolio                   Portfolio           AIM V.I. Core Equity Fund
                                  --------------------------  --------------------------  --------------------------
                                   01/01/2007    01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006
                                       to            to            to            to            to            to
                                   12/31/2007    12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006
                                  ------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $  1,127,948  $    674,868  $ (1,034,578) $ (1,099,945) $   (649,354) $ (1,086,203)
  Capital gains distributions
   received......................   10,695,046    18,127,497    16,127,016     4,436,896             0             0
  Realized gain (loss) on shares
   redeemed......................       13,019      (919,479)    3,952,665     3,287,890     5,769,201     1,524,131
  Net change in unrealized gain
   (loss) on investments.........   (9,165,369)   (5,355,665)  (19,199,575)    9,542,066     6,982,080    18,652,413
                                  ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    2,670,644    12,527,221      (154,472)   16,166,907    12,101,927    19,090,341
                                  ------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      396,915       543,452       133,071       241,687       664,585       511,755
  Policy loans...................     (231,370)            0      (110,920)            0      (321,299)            0
  Surrenders, withdrawals and
   death benefits................  (23,230,230)  (27,019,183)  (14,230,636)  (12,465,080)  (28,436,026)  (24,825,092)
  Net transfers between other
   subaccounts or fixed rate
   option........................   (2,624,635)   (4,463,506)   (2,027,626)   (1,648,734)   (5,426,944)  117,956,145
  Withdrawal and other
   charges.......................      (63,681)      (76,039)      (22,557)      (27,048)      (75,247)      (69,565)
                                  ------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (25,753,001)  (31,015,276)  (16,258,668)  (13,899,175)  (33,594,931)   93,573,243
                                  ------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (23,082,357)  (18,488,055)  (16,413,140)    2,267,732   (21,493,004)  112,663,584

NET ASSETS
  Beginning of period............  155,330,861   173,818,916    80,471,613    78,203,881   188,149,333    75,485,749
                                  ------------  ------------  ------------  ------------  ------------  ------------
  End of period.................. $132,248,504  $155,330,861  $ 64,058,473  $ 80,471,613  $166,656,329  $188,149,333
                                  ============  ============  ============  ============  ============  ============

  Beginning units................   91,386,293   110,586,157    31,548,569    37,520,547   105,518,881    48,774,882
                                  ------------  ------------  ------------  ------------  ------------  ------------
  Units issued...................    1,678,089     2,132,074     1,340,932     2,811,674     2,635,303    78,229,234
  Units redeemed.................  (16,421,639)  (21,331,938)   (7,564,881)   (8,783,652)  (20,462,062)  (21,485,235)
                                  ------------  ------------  ------------  ------------  ------------  ------------
  Ending units...................   76,642,743    91,386,293    25,324,620    31,548,569    87,692,122   105,518,881
                                  ============  ============  ============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A21

                                           SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------
                                  Janus Aspen International
Janus Aspen Large Cap Growth     Growth Portfolio - Institutional                               MFS Emerging Growth
Portfolio - Institutional Shares           Shares                    MFS Research Series              Series
-------------------------------  -------------------------------  ------------------------  --------------------------
 01/01/2007       01/01/2006      01/01/2007       01/01/2006      01/01/2007   01/01/2006   01/01/2007    01/01/2006
     to               to              to               to              to           to           to            to
 12/31/2007       12/31/2006      12/31/2007       12/31/2006      12/31/2007   12/31/2006   12/31/2007    12/31/2006
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

$   (787,902)    $ (1,093,745)   $ (1,954,215)    $  1,216,811    $  (240,293) $  (328,831) $ (1,351,105) $ (1,431,904)

           0                0               0                0              0            0             0             0

  (1,082,446)      (5,229,424)     28,189,280       14,521,850        976,993      (69,728)     (275,360)   (3,736,670)

  16,195,731       17,377,071      31,861,438       64,954,734      3,178,588    3,563,195    18,817,545    11,368,719
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

  14,325,383       11,053,902      58,096,503       80,693,395      3,915,288    3,164,636    17,191,080     6,200,145
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

     267,885          410,657         485,461          626,181        119,586       92,318       312,377       320,210
    (217,057)               0        (320,935)               0        (55,578)           0       (92,600)            0

 (16,869,602)     (17,951,686)    (40,212,001)     (32,169,714)    (6,545,820)  (6,422,128)  (16,179,927)  (15,846,977)

  (2,565,391)      (5,499,591)     (5,513,825)         464,131       (765,363)    (869,255)   (3,201,113)   (4,342,091)

     (52,404)         (62,720)        (78,089)         (82,616)       (12,818)     (15,603)      (43,776)      (52,613)
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

 (19,436,569)     (23,103,340)    (45,639,389)     (31,162,018)    (7,259,993)  (7,214,668)  (19,205,039)  (19,921,471)
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------

  (5,111,186)     (12,049,438)     12,457,114       49,531,377     (3,344,705)  (4,050,032)   (2,013,959)  (13,721,326)

 114,154,665      126,204,103     242,355,098      192,823,721     36,354,185   40,404,217    97,349,876   111,071,202
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------
$109,043,479     $114,154,665    $254,812,212     $242,355,098    $33,009,480  $36,354,185  $ 95,335,917  $ 97,349,876
 ============     ============    ============     ============   ===========  ===========  ============  ============

  73,095,965       88,674,396      70,570,773       81,367,198     22,866,748   27,680,136    66,215,124    80,363,288
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------
   3,051,137        2,725,290       6,371,601        9,239,458      1,468,962    1,281,777     2,531,305     2,723,794
 (14,662,752)     (18,303,721)    (18,299,577)     (20,035,883)    (5,741,304)  (6,095,165)  (14,454,257)  (16,871,958)
 ------------     ------------    ------------     ------------   -----------  -----------  ------------  ------------
  61,484,350       73,095,965      58,642,797       70,570,773     18,594,406   22,866,748    54,292,172    66,215,124
 ============     ============    ============     ============   ===========  ===========  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A22

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                   SUBACCOUNTS
                                  -----------------------------------------------------------------------------
                                  Credit Suisse Trust Global American Century VP Value   Franklin Small-Mid-Cap
                                     Small Cap Portfolio                Fund             Growth Securities Fund
                                  ------------------------   -------------------------  ------------------------
                                   01/01/2007    01/01/2006   01/01/2007    01/01/2006   01/01/2007   01/01/2006
                                       to            to           to            to           to           to
                                   12/31/2007    12/31/2006   12/31/2007    12/31/2006   12/31/2007   12/31/2006
                                  -----------   -----------  ------------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $  (295,520)  $  (326,848) $    137,576  $    15,756  $  (639,854) $  (679,858)
  Capital gains distributions
   received......................           0             0     4,646,224    4,997,207    3,336,067            0
  Realized gain (loss) on shares
   redeemed......................     474,585        52,275     1,762,230    1,628,883      381,676     (559,789)
  Net change in unrealized gain
   (loss) on investments.........  (1,060,958)    2,859,637    (9,471,962)   2,142,988    1,310,503    4,644,399
                                  -----------   -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    (881,893)    2,585,064    (2,925,932)   8,784,834    4,388,392    3,404,752
                                  -----------   -----------  ------------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      86,564       118,540       145,436      153,948      101,536      194,032
  Policy loans...................     (24,812)            0       (78,688)           0      (42,956)           0
  Surrenders, withdrawals and
   death benefits................  (3,504,264)   (3,648,248)   (9,858,247)  (8,853,793)  (7,534,257)  (7,289,719)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (210,360)   (1,000,555)     (217,327)    (164,739)  (1,201,632)  (2,054,216)
  Withdrawal and other
   charges.......................      (8,113)      (10,016)      (16,583)     (18,992)     (18,320)     (22,412)
                                  -----------   -----------  ------------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (3,660,985)   (4,540,279)  (10,025,409)  (8,883,576)  (8,695,629)  (9,172,315)
                                  -----------   -----------  ------------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (4,542,878)   (1,955,215)  (12,951,341)     (98,742)  (4,307,237)  (5,767,563)

NET ASSETS
  Beginning of period............  22,592,588    24,547,803    57,938,444   58,037,186   45,925,294   51,692,857
                                  -----------   -----------  ------------  -----------  -----------  -----------
  End of period.................. $18,049,710   $22,592,588  $ 44,987,103  $57,938,444  $41,618,057  $45,925,294
                                  ===========   ===========  ============  ===========  ===========  ===========

  Beginning units................  15,775,801    19,129,672    26,126,227   30,622,715   27,563,919   33,252,845
                                  -----------   -----------  ------------  -----------  -----------  -----------
  Units issued...................   1,392,409     1,498,054     2,186,899    3,029,505    1,712,879    1,674,159
  Units redeemed.................  (3,860,121)   (4,851,925)   (6,613,670)  (7,525,993)  (6,504,012)  (7,363,085)
                                  -----------   -----------  ------------  -----------  -----------  -----------
  Ending units...................  13,308,089    15,775,801    21,699,456   26,126,227   22,772,786   27,563,919
                                  ===========   ===========  ============  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A23

                                           SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------
 Prudential Jennison 20/20    Prudential Diversified                                  AllianceBernstein Large Cap
      Focus Portfolio       Conservative Growth Portfolio    Davis Value Portfolio        Growth Portfolio
--------------------------  ----------------------------  --------------------------  --------------------------
 01/01/2007    01/01/2006    01/01/2007     01/01/2006     01/01/2007    01/01/2006    01/01/2007    01/01/2006
     to            to            to             to             to            to            to            to
 12/31/2007    12/31/2006    12/31/2007     12/31/2006     12/31/2007    12/31/2006    12/31/2007    12/31/2006
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

$   (701,975) $   (806,077) $  2,397,027   $  2,634,896   $   (236,664) $   (436,232) $  (126,855)  $  (145,636)

   7,217,340     5,034,775     4,660,818        581,739      2,554,998             0            0             0

   5,191,052     2,036,044     3,677,205      2,860,658      3,945,085     2,074,119      336,322        74,305

  (4,331,529)    3,295,743    (5,165,473)     1,062,198     (3,967,269)    7,117,647      823,409      (232,820)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

   7,374,888     9,560,485     5,569,577      7,139,491      2,296,150     8,755,534    1,032,876      (304,151)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

     443,544       358,809       777,610        767,914        151,616       169,780       49,782        39,258
     (49,420)            0      (127,793)             0       (103,294)            0      (12,117)            0

 (15,229,173)  (11,930,400)  (19,923,745)   (21,801,072)   (12,202,260)  (11,001,806)  (2,104,325)   (1,686,528)

     965,691    11,247,247     3,234,950      2,634,427      1,052,933     5,565,032     (163,411)      427,506

     (26,980)      (29,026)      (44,753)       (51,572)       (17,098)      (19,584)      (2,930)       (3,450)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

 (13,896,338)     (353,370)  (16,083,731)   (18,450,303)   (11,118,103)   (5,286,578)  (2,233,001)   (1,223,214)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------

  (6,521,450)    9,207,115   (10,514,154)   (11,310,812)    (8,821,953)    3,468,956   (1,200,125)   (1,527,365)

  85,221,434    76,014,319   131,993,441    143,304,253     72,077,204    68,608,248    9,727,322    11,254,687
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------
$ 78,699,984  $ 85,221,434  $121,479,287   $131,993,441   $ 63,255,251  $ 72,077,204  $ 8,527,197   $ 9,727,322
============  ============  ============   ============   ============  ============  ===========   ===========

  52,650,757    52,852,609    92,716,714    106,143,747     57,391,108    61,958,336   15,195,034    17,224,572
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------
   5,492,280    13,963,256     6,056,511      6,890,914      6,355,087    10,550,005    1,512,597     2,966,103
 (13,554,838)  (14,165,108)  (17,065,236)   (20,317,947)   (14,929,431)  (15,117,233)  (4,816,505)   (4,995,641)
------------  ------------  ------------   ------------   ------------  ------------  -----------   -----------
  44,588,199    52,650,757    81,707,989     92,716,714     48,816,764    57,391,108   11,891,126    15,195,034
============  ============  ============   ============   ============  ============  ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A24

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                     SUBACCOUNTS
                                  -------------------------------------------------------------------------------------

                                  Prudential SP T.Rowe Price    Prudential SP Davis Value  Prudential SP Small Cap Value
                                  Large - Cap Growth Portfolio          Portfolio                   Portfolio
                                  ---------------------------  --------------------------  ----------------------------
                                   01/01/2007    01/01/2006     01/01/2007    01/01/2006    01/01/2007     01/01/2006
                                       to            to             to            to            to             to
                                   12/31/2007    12/31/2006     12/31/2007    12/31/2006    12/31/2007     12/31/2006
                                  -----------   ------------   ------------  ------------  ------------   ------------
OPERATIONS
  Net investment income
   (loss)........................ $  (853,627)  $   (955,441)  $ (2,140,822) $ (1,974,102) $ (1,884,546)  $ (2,349,692)
  Capital gains distributions
   received......................           0      7,445,996      7,932,303     4,014,858    11,637,277     36,429,250
  Realized gain (loss) on shares
   redeemed......................   1,421,093        508,628      9,727,778     6,588,104     4,577,654      2,811,424
  Net change in unrealized gain
   (loss) on investments.........   3,269,914     (4,651,390)    (8,196,204)   21,436,987   (23,410,698)   (10,028,572)
                                  -----------   ------------   ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   3,837,380      2,347,793      7,323,055    30,065,847    (9,080,313)    26,862,410
                                  -----------   ------------   ------------  ------------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................     363,892      3,532,886      1,976,168    10,511,013     1,373,512      4,626,658
  Policy loans...................      (8,546)             0        (46,340)            0       (45,269)             0
  Surrenders, withdrawals and
   death benefits................  (5,297,853)    (5,011,963)   (23,230,304)  (25,699,897)  (22,939,324)   (19,309,803)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (989,630)      (290,172)    (7,750,093)   (7,681,335)   (9,069,516)   (14,544,074)
  Withdrawal and other
   charges.......................    (127,819)      (125,847)      (462,497)     (462,943)     (430,939)      (459,103)
                                  -----------   ------------   ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (6,059,956)    (1,895,096)   (29,513,066)  (23,333,162)  (31,111,536)   (29,686,322)
                                  -----------   ------------   ------------  ------------  ------------   ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (2,222,576)       452,697    (22,190,011)    6,732,685   (40,191,849)    (2,823,912)

NET ASSETS
  Beginning of period............  60,243,701     59,791,004    250,552,962   243,820,277   221,323,444    224,147,356
                                  -----------   ------------   ------------  ------------  ------------   ------------
  End of period.................. $58,021,125   $ 60,243,701   $228,362,951  $250,552,962  $181,131,595   $221,323,444
                                  ===========   ============   ============  ============  ============   ============

  Beginning units................  54,219,489     57,241,744    168,112,891   185,836,395   132,315,502    151,549,798
                                  -----------   ------------   ------------  ------------  ------------   ------------
  Units issued...................   3,560,973      8,134,217      8,423,886    18,333,804     7,252,789     11,424,032
  Units redeemed.................  (8,885,547)   (11,156,472)   (28,067,892)  (36,057,308)  (25,683,973)   (30,658,328)
                                  -----------   ------------   ------------  ------------  ------------   ------------
  Ending units...................  48,894,915     54,219,489    148,468,885   168,112,891   113,884,318    132,315,502
                                  ===========   ============   ============  ============  ============   ============

  The accompanying notes are an integral part of these financial statements.

                                      A25

                                          SUBACCOUNTS (Continued)
-------------------------------------------------------------------------------------------------------------
                                                                                            Janus Aspen
 Prudential SP Small Cap   Prudential SP PIMCO Total  Prudential SP PIMCO High Yield     Large Cap Growth
    Growth Portfolio           Return Portfolio                Portfolio             Portfolio - Service Shares
------------------------  --------------------------  -----------------------------  ------------------------
 01/01/2007   01/01/2006   01/01/2007    01/01/2006    01/01/2007      01/01/2006     01/01/2007    01/01/2006
     to           to           to            to            to              to             to            to
 12/31/2007   12/31/2006   12/31/2007    12/31/2006    12/31/2007      12/31/2006     12/31/2007    12/31/2006
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

$  (678,016) $  (672,905) $ 11,537,861  $ 11,859,849  $  9,665,439    $ 10,636,930   $  (253,778)  $  (293,918)

  1,449,645            0             0             0     2,583,607       1,714,194             0             0

  1,643,040      831,740       328,089    (1,222,088)      112,853          (1,061)      860,823       475,493

   (398,660)   3,809,234    19,218,370    (1,890,850)   (8,527,837)      1,543,842     2,292,064     1,792,943
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

  2,016,009    3,968,069    31,084,320     8,746,911     3,834,062      13,893,905     2,899,109     1,974,518
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------


    411,447    2,350,991     3,008,365    17,130,252     1,546,975       6,055,059       218,733     1,320,907
     (7,421)           0       (87,573)            0       (37,998)              0             0             0

 (4,190,421)  (3,676,358)  (50,790,162)  (54,878,386)  (17,726,114)    (16,476,824)   (1,756,428)   (1,906,714)

 (1,127,994)    (541,308)   12,781,976    (6,758,001)   (2,655,156)     (8,622,375)      190,567      (369,511)

    (93,886)     (96,889)     (654,673)     (686,339)     (375,592)       (392,938)      (50,718)      (45,493)
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

 (5,008,275)  (1,963,564)  (35,742,067)  (45,192,474)  (19,247,885)    (19,437,078)   (1,397,846)   (1,000,811)
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------

 (2,992,266)   2,004,505    (4,657,747)  (36,445,563)  (15,413,823)     (5,543,173)    1,501,263       973,707

 41,332,188   39,327,683   430,528,839   466,974,402   186,032,027     191,575,200    22,717,351    21,743,644
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------
$38,339,922  $41,332,188  $425,871,092  $430,528,839  $170,618,204    $186,032,027   $24,218,614   $22,717,351
===========  ===========  ============  ============   ============   ============   ===========   ===========

 37,498,281   39,603,085   361,784,987   398,806,077   130,998,155     145,354,556    22,671,183    24,175,461
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------
  3,545,936    7,036,724    43,838,500    51,983,625    10,509,825      14,462,247     2,136,014     2,904,590
 (8,015,679)  (9,141,528)  (72,634,749)  (89,004,715)  (23,858,540)    (28,818,648)   (3,861,079)   (4,408,868)
-----------  -----------  ------------  ------------   ------------   ------------   -----------   -----------
 33,028,538   37,498,281   332,988,738   361,784,987   117,649,440     130,998,155    20,946,118    22,671,183
===========  ===========  ============  ============   ============   ============   ===========   ===========

  The accompanying notes are an integral part of these financial statements.

                                      A26

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                                           Prudential SP Strategic
                                  Prudential SP Large Cap Value  Prudential SP AIM Core    Partners Focused Growth
                                           Portfolio                Equity Portfolio              Portfolio
                                  ----------------------------  ------------------------  ------------------------
                                   01/01/2007     01/01/2006     01/01/2007   01/01/2006   01/01/2007   01/01/2006
                                       to             to             to           to           to           to
                                   12/31/2007     12/31/2006     12/31/2007   12/31/2006   12/31/2007   12/31/2006
                                  ------------   ------------   -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)........................ $    (62,016)  $   (256,670)  $  (167,398) $  (196,132) $  (473,973) $  (497,896)
  Capital gains distributions
   received......................    5,486,832      5,081,336       272,889    1,596,679    1,143,821    2,119,931
  Realized gain (loss) on shares
   redeemed......................    5,002,904      4,631,394     1,245,905      664,648    1,026,654      670,175
  Net change in unrealized gain
   (loss) on investments.........  (13,929,183)     6,079,139       381,256    1,718,731    2,022,933   (3,152,375)
                                  ------------   ------------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   (3,501,463)    15,535,199     1,732,652    3,783,926    3,719,435     (860,165)
                                  ------------   ------------   -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................      498,612      1,003,336       569,439    1,005,138      208,214    2,147,618
  Policy loans...................      (21,630)             0             0            0      (12,073)           0
  Surrenders, withdrawals and
   death benefits................  (10,334,103)   (11,371,768)   (2,478,559)  (3,050,911)  (3,403,580)  (2,695,049)
  Net transfers between other
   subaccounts or fixed rate
   option........................   (5,806,637)   (12,248,805)   (1,590,330)    (465,105)  (1,566,146)      86,453
  Withdrawal and other
   charges.......................     (165,563)      (178,422)      (52,244)     (51,723)     (59,815)     (59,586)
                                  ------------   ------------   -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  (15,829,321)   (22,795,659)   (3,551,694)  (2,562,601)  (4,833,400)    (520,564)
                                  ------------   ------------   -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  (19,330,784)    (7,260,460)   (1,819,042)   1,221,325   (1,113,965)  (1,380,729)

NET ASSETS
  Beginning of period............  101,040,462    108,300,922    29,520,743   28,299,418   30,789,188   32,169,917
                                  ------------   ------------   -----------  -----------  -----------  -----------
  End of period.................. $ 81,709,678   $101,040,462   $27,701,701  $29,520,743  $29,675,223  $30,789,188
                                  ============   ============   ===========  ===========  ===========  ===========

  Beginning units................   67,052,844     84,381,837    25,836,972   28,460,491   28,856,523   29,853,860
                                  ------------   ------------   -----------  -----------  -----------  -----------
  Units issued...................    2,750,444      3,481,951     1,882,040    2,235,493    2,201,845    6,656,995
  Units redeemed.................  (13,445,759)   (20,810,944)   (4,988,964)  (4,859,012)  (6,693,666)  (7,654,332)
                                  ------------   ------------   -----------  -----------  -----------  -----------
  Ending units...................   56,357,529     67,052,844    22,730,048   25,836,972   24,364,702   28,856,523
                                  ============   ============   ===========  ===========  ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A27

                                              SUBACCOUNTS (Continued)
------------------------------------------------------------------------------------------------------------------

Prudential SP Mid Cap Growth SP Prudential U.S. Emerging Prudential SP Conservative   Prudential SP Balanced Asset
         Portfolio                Growth Portfolio       Asset Allocation Portfolio       Allocation Portfolio
--------------------------   --------------------------  --------------------------  ------------------------------
 01/01/2007     01/01/2006    01/01/2007    01/01/2006    01/01/2007    01/01/2006     01/01/2007      01/01/2006
     to             to            to            to            to            to             to              to
 12/31/2007     12/31/2006    12/31/2007    12/31/2006    12/31/2007    12/31/2006     12/31/2007      12/31/2006
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
$ (1,463,690)  $ (1,854,302) $ (2,009,119) $ (2,511,466) $  7,209,155  $ 10,491,673  $    4,759,019  $   10,241,787

   8,158,264              0    14,415,918    12,328,044    12,540,190     9,020,871      34,480,040      20,728,207

   4,684,928      4,087,269     7,113,662     4,041,731    13,410,731     7,027,890      35,031,542      20,153,371

   2,414,821     (6,466,361)    2,220,897    (2,440,923)    9,390,927    12,609,400      16,410,384      54,338,488
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------

  13,794,323     (4,233,394)   21,741,358    11,417,386    42,551,003    39,149,834      90,680,985     105,461,853
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------


     502,863      3,541,936     1,400,173     7,991,022     5,138,778    14,132,392      13,045,895      37,422,700
     (10,057)             0       (40,262)            0      (231,791)            0        (229,203)              0

 (10,586,721)   (10,555,437)  (15,636,221)  (12,933,767)  (58,186,036)  (56,221,510)   (108,882,830)    (89,526,567)

  (6,720,697)    (9,235,529)  (10,111,979)   (8,936,571)   (2,969,298)   (6,178,233)    (26,514,324)    (34,149,296)

    (239,136)      (252,055)     (319,603)     (324,994)     (905,299)     (936,641)     (2,187,074)     (2,253,858)
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------

 (17,044,748)   (16,501,085)  (24,707,892)  (14,204,310)  (57,153,646)  (49,203,992)   (124,767,536)    (88,507,021)
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------

  (3,250,425)   (20,734,479)   (2,966,534)   (2,786,924)  (14,602,643)  (10,054,158)    (34,086,551)     16,954,832

 103,543,580    124,278,059   154,141,359   156,928,283   592,998,075   603,052,233   1,280,734,568   1,263,779,736
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
$100,293,155   $103,543,580  $151,174,825  $154,141,359  $578,395,432  $592,998,075  $1,246,648,017  $1,280,734,568
============   ============  ============  ============  ============  ============  ==============  ==============

  99,309,567    118,076,359   103,548,936   114,303,297   376,139,981   413,947,172     710,506,570     772,288,551
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
   6,141,128     12,236,156     6,763,198    19,216,598    22,670,512    31,934,422      40,970,247      61,749,203
 (22,239,046)   (31,002,948)  (22,612,862)  (29,970,959)  (59,377,177)  (69,741,613)   (105,823,933)   (123,531,184)
------------   ------------  ------------  ------------  ------------  ------------  --------------  --------------
  83,211,649     99,309,567    87,699,272   103,548,936   339,433,316   376,139,981     645,652,884     710,506,570
============   ============  ============  ============  ============  ============  ==============  ==============

  The accompanying notes are an integral part of these financial statements.

                                      A28

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                        SUBACCOUNTS
                                  ------------------------------------------------------------------------------------------
                                    Prudential SP Growth Asset    Prudential SP Aggressive Growth Prudential SP International
                                       Allocation Portfolio       Asset Allocation Portfolio           Growth Portfolio
                                  ------------------------------  ------------------------------  --------------------------
                                    01/01/2007      01/01/2006     01/01/2007      01/01/2006      01/01/2007    01/01/2006
                                        to              to             to              to              to            to
                                    12/31/2007      12/31/2006     12/31/2007      12/31/2006      12/31/2007    12/31/2006
                                  --------------  --------------   ------------    ------------   ------------  ------------
OPERATIONS
  Net investment income
   (loss)........................ $   (4,674,314) $      471,721  $ (1,233,180)   $    386,878    $ (1,016,091) $    173,608
  Capital gains distributions
   received......................     37,774,038      16,698,104     6,725,749       3,770,998      15,345,981     6,926,970
  Realized gain (loss) on shares
   redeemed......................     42,938,049      21,984,237     6,522,339       4,507,293       5,669,869     3,003,521
  Net change in unrealized gain
   (loss) on investments.........      2,676,997      74,917,309      (624,748)      9,665,867      (2,403,052)    6,419,977
                                  --------------  --------------   ------------    ------------   ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     78,714,770     114,071,371    11,390,160      18,331,036      17,596,707    16,524,076
                                  --------------  --------------   ------------    ------------   ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................     10,953,284      36,910,200       915,929       3,338,407       1,016,682     7,984,831
  Policy loans...................       (244,261)              0             0               0         (10,995)            0
  Surrenders, withdrawals and
   death benefits................    (86,923,142)    (60,617,715)  (13,697,907)    (11,240,601)     (9,953,965)   (7,119,759)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (60,904,749)    (50,032,379)   (7,171,631)     (9,628,405)      2,218,953     3,068,004
  Withdrawal and other
   charges.......................     (2,241,291)     (2,264,293)     (483,464)       (490,339)       (204,207)     (182,211)
                                  --------------  --------------   ------------    ------------   ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   (139,360,159)    (76,004,187)  (20,437,073)    (18,020,938)     (6,933,532)    3,750,865
                                  --------------  --------------   ------------    ------------   ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    (60,645,389)     38,067,184    (9,046,913)        310,098      10,663,175    20,274,941

NET ASSETS
  Beginning of period............  1,137,565,819   1,099,498,635   159,375,227     159,065,129     104,182,935    83,907,994
                                  --------------  --------------   ------------    ------------   ------------  ------------
  End of period.................. $1,076,920,430  $1,137,565,819  $150,328,314    $159,375,227    $114,846,110  $104,182,935
                                  ==============  ==============   ============    ============   ============  ============

  Beginning units................    550,336,999     593,162,776   100,341,179     112,978,849      67,133,774    65,435,957
                                  --------------  --------------   ------------    ------------   ------------  ------------
  Units issued...................     30,774,589      54,892,208     1,652,478       5,580,553      11,172,847    19,670,956
  Units redeemed.................    (94,455,949)    (97,717,985)  (14,683,472)    (18,218,223)    (15,242,594)  (17,973,139)
                                  --------------  --------------   ------------    ------------   ------------  ------------
  Ending units...................    486,655,639     550,336,999    87,310,185     100,341,179      63,064,027    67,133,774
                                  ==============  ==============   ============    ============   ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A29

                                      SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------
Prudential SP International  Evergreen VA Balanced
      Value Portfolio                Fund           Evergreen VA Growth Fund Evergreen VA Omega Fund
--------------------------  ----------------------  ----------------------   ----------------------
 01/01/2007    01/01/2006   01/01/2007  01/01/2006  01/01/2007   01/01/2006  01/01/2007  01/01/2006
     to            to           to          to          to           to          to          to
 12/31/2007    12/31/2006   12/31/2007  12/31/2006  12/31/2007   12/31/2006  12/31/2007  12/31/2006
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

$    476,035  $   (153,656) $   30,832  $    9,090  $  (24,686)  $  (22,565) $  (34,401) $  (50,455)

  22,164,851     1,116,378           0           0     279,525       63,010           0           0

   8,244,609     3,553,045      16,918      23,457      29,756       48,518     117,524      72,435

 (13,612,295)   17,714,987      12,696      61,016    (157,382)      40,683     199,252      99,631
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

  17,273,200    22,230,754      60,446      93,563     127,213      129,646     282,375     121,611
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------


   3,102,224     7,598,898      27,521     134,069       1,184        8,990       5,572     115,636
           0             0           0           0           0            0           0           0

  (9,193,274)   (7,287,268)    (61,344)   (156,925)    (66,652)     (93,662)   (267,326)   (226,124)

  (1,879,706)    4,320,208      (5,036)    (31,467)    (28,461)       4,446    (153,767)   (183,486)

    (237,141)     (196,599)     (2,438)     (2,327)     (2,290)      (2,124)     (6,668)     (6,524)
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

  (8,207,897)    4,435,239     (41,297)    (56,650)    (96,219)     (82,350)   (422,189)   (300,498)
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------

   9,065,303    26,665,993      19,149      36,913      30,994       47,296    (139,814)   (178,887)

 107,560,931    80,894,938   1,270,976   1,234,063   1,386,395    1,339,099   2,961,621   3,140,508
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------
$116,626,234  $107,560,931  $1,290,125  $1,270,976  $1,417,389   $1,386,395  $2,821,807  $2,961,621
============  ============  ==========  ==========  ==========   ==========  ==========  ==========

  64,526,904    61,883,853     971,396   1,017,266     804,833      848,705   1,985,784   2,202,758
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------
  11,379,482    17,076,081      39,260     153,091       7,137       64,845      37,578     176,623
 (15,727,643)  (14,433,030)    (70,194)   (198,961)    (58,402)    (108,717)   (303,649)   (393,597)
------------  ------------  ----------  ----------  ----------   ----------  ----------  ----------
  60,178,743    64,526,904     940,462     971,396     753,568      804,833   1,719,713   1,985,784
============  ============  ==========  ==========  ==========   ==========  ==========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A30

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                SUBACCOUNTS
                                  --------------------------------------------------------------------------
                                    Evergreen VA Special   Evergreen VA International Evergreen VA Fundamental
                                        Values Fund              Equity Fund              Large Cap Fund
                                  -----------------------  -------------------------  ----------------------
                                   01/01/2007  01/01/2006  01/01/2007    01/01/2006   01/01/2007   01/01/2006
                                       to          to          to            to           to           to
                                   12/31/2007  12/31/2006  12/31/2007    12/31/2006   12/31/2007   12/31/2006
                                  -----------  ----------  ----------    ----------   ----------   ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (13,300) $  (39,046) $   15,779    $   41,089   $  (24,486)  $  (17,680)
  Capital gains distributions
   received......................     603,225     525,613     165,768       103,237      323,178       65,793
  Realized gain (loss) on shares
   redeemed......................      67,840     129,556      93,036        68,595      100,420       99,095
  Net change in unrealized gain
   (loss) on investments.........  (1,062,518)    132,620      (4,449)      166,814     (136,066)     268,009
                                  -----------  ----------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    (404,753)    748,743     270,134       379,735      263,046      415,217
                                  -----------  ----------   ----------   ----------   ----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................       9,386      87,728       9,225       165,011       20,538       46,874
  Policy loans...................           0           0           0             0            0            0
  Surrenders, withdrawals and
   death benefits................    (360,465)   (233,836)   (259,590)     (147,286)    (216,891)    (438,073)
  Net transfers between other
   subaccounts or fixed rate
   option........................     151,850      45,975      55,783        68,209     (116,142)       7,251
  Withdrawal and other
   charges.......................     (10,788)    (10,357)     (3,300)       (2,883)      (8,652)      (8,850)
                                  -----------  ----------   ----------   ----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................    (210,017)   (110,490)   (197,882)       83,051     (321,147)    (392,798)
                                  -----------  ----------   ----------   ----------   ----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................    (614,770)    638,253      72,252       462,786      (58,101)      22,419

NET ASSETS
  Beginning of period............   4,790,145   4,151,892   2,192,793     1,730,007    4,140,178    4,117,759
                                  -----------  ----------   ----------   ----------   ----------   ----------
  End of period.................. $ 4,175,375  $4,790,145  $2,265,045    $2,192,793   $4,082,077   $4,140,178
                                  ===========  ==========   ==========   ==========   ==========   ==========

  Beginning units................   2,499,178   2,585,613     129,829       124,000      312,057      343,937
                                  -----------  ----------   ----------   ----------   ----------   ----------
  Units issued...................     165,187     417,995       6,992        25,107        3,948       21,233
  Units redeemed.................    (267,909)   (504,430)    (18,200)      (19,278)     (27,068)     (53,113)
                                  -----------  ----------   ----------   ----------   ----------   ----------
  Ending units...................   2,396,456   2,499,178     118,621       129,829      288,937      312,057
                                  ===========  ==========   ==========   ==========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A31

                                      SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------
 AST AllianceBernstein     AST American Century       AST American Century         AST Cohen & Steers Realty
Growth & Income Portfolio Income & Growth Portfolio Strategic Allocation Portfolio         Portfolio
-----------------------   ------------------------  -----------------------------  ------------------------
 01/01/2007   01/01/2006  01/01/2007   01/01/2006    01/01/2007     01/01/2006      01/01/2007   01/01/2006
     to           to          to           to            to             to              to           to
 12/31/2007   12/31/2006  12/31/2007   12/31/2006    12/31/2007     12/31/2006      12/31/2007   12/31/2006
-----------   ----------  ----------   ----------    -----------    ----------     -----------  -----------

$   (53,150)  $  (37,487) $   41,027   $  (13,783)  $   123,019     $   (8,466)    $   420,359  $   (93,781)

    463,061            0           0            0       775,012         28,647       3,766,843    1,053,171

    206,683       38,651     145,146       24,879       110,635          1,714         447,685      140,817

   (405,829)     597,342    (465,991)     526,444      (582,519)       163,188      (9,658,775)   2,529,944
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------

    210,765      598,506    (279,818)     537,540       426,147        185,083      (5,023,888)   3,630,151
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------


  5,521,690    2,900,150   2,324,439    1,899,972    14,172,365      1,646,385       4,725,886    6,299,187
          0            0           0            0             0              0               0            0

   (523,339)    (125,524)   (366,223)    (119,139)     (246,664)       (10,892)     (2,131,307)    (796,631)

  2,223,583    2,278,702   1,322,584    1,364,866     1,014,431        155,950      (2,341,276)   6,862,975

     (8,729)      (1,873)    (10,571)      (4,619)       (6,372)          (820)        (30,575)     (13,507)
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------

  7,213,205    5,051,455   3,270,229    3,141,080    14,933,760      1,790,623         222,728   12,352,024
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------

  7,423,970    5,649,961   2,990,411    3,678,620    15,359,907      1,975,706      (4,801,160)  15,982,175

  6,826,722    1,176,761   5,128,138    1,449,518     2,875,307        899,601      21,307,610    5,325,435
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------
$14,250,692   $6,826,722  $8,118,549   $5,128,138   $18,235,214     $2,875,307     $16,506,450  $21,307,610
===========   ==========  ==========   ==========    ===========     ==========    ===========  ===========

    586,773      114,672     436,588      140,275       261,054         87,237       1,358,480      443,049
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------
    814,402      540,159     419,546      389,604     2,022,538        232,858         818,719    1,187,665
   (201,297)     (68,058)   (140,844)     (93,291)     (704,331)       (59,041)       (793,343)    (272,234)
-----------   ----------  ----------   ----------    -----------     ----------    -----------  -----------
  1,199,878      586,773     715,290      436,588     1,579,261        261,054       1,383,856    1,358,480
===========   ==========  ==========   ==========    ===========     ==========    ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A32

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                 SUBACCOUNTS
                                  ----------------------------------------------------------------------------
                                   AST UBS Dynamic Alpha   AST DeAm Large-Cap Value   AST Neuberger Berman
                                         Portfolio                 Portfolio         Small-Cap Growth Portfolio
                                  -----------------------  ------------------------  -------------------------
                                   01/01/2007  01/01/2006   01/01/2007   01/01/2006  01/01/2007    01/01/2006
                                       to          to           to           to          to            to
                                   12/31/2007  12/31/2006   12/31/2007   12/31/2006  12/31/2007    12/31/2006
                                  -----------  ----------  -----------  -----------  ----------    ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (68,437) $   (9,533) $  (127,281) $   (89,918) $  (64,788)   $  (35,695)
  Capital gains distributions
   received......................           0           0    1,522,062      482,993           0             0
  Realized gain (loss) on shares
   redeemed......................      75,672       7,033      677,135       35,829      59,979       (49,139)
  Net change in unrealized gain
   (loss) on investments.........  (1,086,609)    253,979   (2,366,393)   1,317,499     573,788        66,177
                                  -----------  ----------  -----------  -----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................  (1,079,374)    251,479     (294,477)   1,746,403     568,979       (18,657)
                                  -----------  ----------  -----------  -----------   ----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................  29,277,252   2,673,942    7,819,882    5,515,769   1,150,907     1,814,468
  Policy loans...................           0           0            0            0           0             0
  Surrenders, withdrawals and
   death benefits................    (431,507)    (18,210)    (925,392)    (409,840)   (265,415)     (141,538)
  Net transfers between other
   subaccounts or fixed rate
   option........................   7,946,826     490,127   (5,052,371)   8,729,843   1,288,714       628,340
  Withdrawal and other
   charges.......................      (7,020)       (532)     (18,962)      (4,946)     (4,341)       (2,066)
                                  -----------  ----------  -----------  -----------   ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................  36,785,551   3,145,327    1,823,157   13,830,826   2,169,865     2,299,204
                                  -----------  ----------  -----------  -----------   ----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  35,706,177   3,396,806    1,528,680   15,577,229   2,738,844     2,280,547

NET ASSETS
  Beginning of period............   3,891,211     494,405   18,748,638    3,171,409   2,928,229       647,682
                                  -----------  ----------  -----------  -----------   ----------   ----------
  End of period.................. $39,597,388  $3,891,211  $20,277,318  $18,748,638  $5,667,073    $2,928,229
                                  ===========  ==========  ===========  ===========   ==========   ==========

  Beginning units................     342,751      46,597    1,480,585      295,846     273,848        62,813
                                  -----------  ----------  -----------  -----------   ----------   ----------
  Units issued...................   5,295,754     351,163    1,018,106    1,410,264     276,150       346,413
  Units redeemed.................  (2,090,128)    (55,009)    (852,733)    (225,525)    (83,666)     (135,378)
                                  -----------  ----------  -----------  -----------   ----------   ----------
  Ending units...................   3,548,377     342,751    1,645,958    1,480,585     466,332       273,848
                                  ===========  ==========  ===========  ===========   ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A33

                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------
AST DeAm Small-Cap Value                          AST Federated Aggressive
       Portfolio         AST High Yield Portfolio     Growth Portfolio     AST Mid-Cap Value Portfolio
-----------------------  -----------------------  -----------------------  --------------------------
 01/01/2007  01/01/2006   01/01/2007  01/01/2006   01/01/2007  01/01/2006  01/01/2007    01/01/2006
     to          to           to          to           to          to          to            to
 12/31/2007  12/31/2006   12/31/2007  12/31/2006   12/31/2007  12/31/2006  12/31/2007    12/31/2006
-----------  ----------  -----------  ----------  -----------  ----------  ----------    ----------

$   (33,274) $  (36,198) $   720,757  $  223,409  $  (177,069) $  (91,964) $  (72,696)   $  (38,207)

    792,631      91,901            0           0    1,089,226     115,208     163,908       310,852

     33,809       3,635      178,816     (28,212)     351,320      55,377      79,518       (20,787)

 (1,908,008)    355,048     (833,723)    291,656     (414,145)    408,366    (200,240)       64,573
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------

 (1,114,842)    414,386       65,850     486,853      849,332     486,987     (29,510)      316,431
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------


  2,050,321   1,428,802    1,742,674   2,839,484    2,734,617   2,500,166   1,723,735     1,871,240
       (953)          0       (2,089)          0            0           0           0             0

   (284,378)   (129,923)    (557,537)   (298,060)    (766,297)   (333,342)   (367,470)     (130,570)

     44,191   1,342,110   (1,005,249)  2,712,050      429,452   2,304,361     253,697       988,141

     (8,508)     (4,173)     (11,569)     (7,449)     (16,763)     (9,677)     (8,239)       (3,944)
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------

  1,800,673   2,636,816      166,230   5,246,025    2,381,009   4,461,508   1,601,723     2,724,867
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------

    685,831   3,051,202      232,080   5,732,878    3,230,341   4,948,495   1,572,213     3,041,298

  4,203,021   1,151,819    8,438,317   2,705,439    8,206,156   3,257,661   4,521,252     1,479,954
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------
$ 4,888,852  $4,203,021  $ 8,670,397  $8,438,317  $11,436,497  $8,206,156  $6,093,465    $4,521,252
===========  ==========  ===========  ==========  ===========  ==========   ==========    ==========

    360,678     114,953      790,173     274,409      686,881     297,309     395,509       143,016
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------
    305,444     317,762      373,905     691,722      489,173     540,800     281,252       338,673
   (133,311)    (72,037)    (357,280)   (175,958)    (277,340)   (151,228)   (137,168)      (86,180)
-----------  ----------  -----------  ----------  -----------  ----------   ----------    ----------
    532,811     360,678      806,798     790,173      898,714     686,881     539,593       395,509
===========  ==========  ===========  ==========  ===========  ==========   ==========    ==========


  The accompanying notes are an integral part of these financial statements.

                                      A34

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  -------------------------------------------------------------------------------
                                     AST Small-Cap Value       AST Goldman Sachs             AST Goldman Sachs
                                          Portfolio         Concentrated Growth Portfolio Mid-Cap Growth Portfolio
                                  ------------------------  ----------------------------- -----------------------
                                   01/01/2007   01/01/2006   01/01/2007     01/01/2006     01/01/2007  01/01/2006
                                       to           to           to             to             to          to
                                   12/31/2007   12/31/2006   12/31/2007     12/31/2006     12/31/2007  12/31/2006
                                  -----------  -----------   -----------    ----------    -----------  ----------
OPERATIONS
  Net investment income
   (loss)........................ $   (79,737) $   (82,197) $  (142,373)    $  (41,777)   $  (148,875) $  (71,451)
  Capital gains distributions
   received......................   1,307,198      177,273            0              0              0           0
  Realized gain (loss) on shares
   redeemed......................     282,806       26,923      234,792         19,278        224,110      54,923
  Net change in unrealized gain
   (loss) on investments.........  (2,476,936)     780,907      594,826        283,884      1,024,063     209,792
                                  -----------  -----------   -----------     ----------   -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    (966,669)     902,906      687,245        261,385      1,099,298     193,264
                                  -----------  -----------   -----------     ----------   -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   3,018,663    2,988,546    3,650,926      2,024,690      3,076,566   2,450,767
  Policy loans...................           0            0            0              0              0           0
  Surrenders, withdrawals and
   death benefits................    (641,998)    (273,631)    (244,309)      (129,924)      (397,398)   (421,477)
  Net transfers between other
   subaccounts or fixed rate
   option........................    (104,159)   4,125,739    3,200,246      2,147,634      2,041,110   1,032,038
  Withdrawal and other
   charges.......................     (17,031)      (8,211)     (11,902)        (2,959)       (11,526)     (5,600)
                                  -----------  -----------   -----------     ----------   -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   2,255,475    6,832,443    6,594,961      4,039,441      4,708,752   3,055,728
                                  -----------  -----------   -----------     ----------   -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   1,288,806    7,735,349    7,282,206      4,300,826      5,808,050   3,248,992

NET ASSETS
  Beginning of period............  10,168,224    2,432,875    5,341,480      1,040,654      5,726,503   2,477,511
                                  -----------  -----------   -----------     ----------   -----------  ----------
  End of period.................. $11,457,030  $10,168,224  $12,623,686     $5,341,480    $11,534,553  $5,726,503
                                  ===========  ===========   ===========     ==========   ===========  ==========

  Beginning units................     825,836      228,580      469,809         96,752        526,092     234,239
                                  -----------  -----------   -----------     ----------   -----------  ----------
  Units issued...................     580,864      802,532      788,748        425,196        609,321     427,868
  Units redeemed.................    (363,709)    (205,276)    (245,953)       (52,139)      (216,881)   (136,015)
                                  -----------  -----------   -----------     ----------   -----------  ----------
  Ending units...................   1,042,991      825,836    1,012,604        469,809        918,532     526,092
                                  ===========  ===========   ===========     ==========   ===========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A35

                                      SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------
   AST Large-Cap Value     AST Lord Abbett Bond-   AST Marsico Capital Growth
        Portfolio           Debenture Portfolio            Portfolio          AST MFS Growth Portfolio
------------------------  -----------------------  ------------------------   ----------------------
 01/01/2007   01/01/2006   01/01/2007  01/01/2006   01/01/2007    01/01/2006  01/01/2007   01/01/2006
     to           to           to          to           to            to          to           to
 12/31/2007   12/31/2006   12/31/2007  12/31/2006   12/31/2007    12/31/2006  12/31/2007   12/31/2006
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

$   (87,209) $  (122,140) $   650,962  $   87,200  $  (416,528)  $  (243,641) $  (82,745)  $  (44,601)

    464,781      266,726       58,143      48,895            0             0           0            0

    503,082      191,936      163,472       6,232      578,466        81,568     115,517       33,853

 (1,696,825)   1,713,966     (411,829)    354,885    3,022,114     1,249,305     562,164      258,369
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

   (816,171)   2,050,488      460,748     497,212    3,184,052     1,087,232     594,936      247,621
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------


  2,854,116    4,583,624    2,207,740   2,429,995    4,983,692     8,066,183   1,666,606    1,292,612
          0            0       (2,144)          0            0             0           0            0

   (927,674)    (712,820)    (657,789)   (189,780)  (1,488,981)     (593,496)   (357,895)    (124,771)

   (762,718)       9,152    3,230,830   3,624,580    6,596,287     4,965,138   1,122,836      727,863

    (23,209)     (19,155)     (14,138)     (6,389)     (33,657)      (14,647)     (9,985)      (5,701)
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

  1,140,515    3,860,801    4,764,499   5,858,406   10,057,341    12,423,178   2,421,562    1,890,003
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------

    324,344    5,911,289    5,225,247   6,355,618   13,241,393    13,510,410   3,016,498    2,137,624

 16,175,371   10,264,082    9,190,830   2,835,212   21,236,565     7,726,155   3,606,180    1,468,556
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------
$16,499,715  $16,175,371  $14,416,077  $9,190,830  $34,477,958   $21,236,565  $6,622,678   $3,606,180
===========  ===========  ===========  ==========  ===========   ===========  ==========   ==========

  1,335,896      972,517      856,639     285,006    1,873,849       709,067     316,445      136,599
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------
    472,354      707,727      702,356     647,572    1,301,123     1,442,417     291,359      249,040
   (354,941)    (344,348)    (267,360)    (75,939)    (443,312)     (277,635)    (87,093)     (69,194)
-----------  -----------  -----------  ----------  -----------   -----------  ----------   ----------
  1,453,309    1,335,896    1,291,635     856,639    2,731,660     1,873,849     520,711      316,445
===========  ===========  ===========  ==========  ===========   ===========  ==========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A36

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  -----------------------------------------------------------------------------
                                    AST Neuberger Berman        AST Neuberger Berman    AST PIMCO Limited Maturity
                                  Mid-Cap Growth Portfolio     Mid-Cap Value Portfolio       Bond Portfolio
                                  ------------------------    ------------------------  -------------------------
                                   01/01/2007     01/01/2006   01/01/2007   01/01/2006   01/01/2007   01/01/2006
                                       to             to           to           to           to           to
                                   12/31/2007     12/31/2006   12/31/2007   12/31/2006   12/31/2007   12/31/2006
                                  -----------    -----------  -----------  -----------  -----------   ----------
OPERATIONS
  Net investment income
   (loss)........................ $  (302,079)   $  (132,794) $  (191,805) $  (194,404) $   387,257   $   42,205
  Capital gains distributions
   received......................           0              0    3,010,159    2,011,525            0            0
  Realized gain (loss) on shares
   redeemed......................     726,631         72,097      137,587     (408,981)      97,171        5,210
  Net change in unrealized gain
   (loss) on investments.........   2,388,846        851,633   (3,035,117)    (254,603)       6,161       96,601
                                  -----------    -----------  -----------  -----------  -----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................   2,813,398        790,936      (79,176)   1,153,537      490,589      144,016
                                  -----------    -----------  -----------  -----------  -----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   5,400,456      3,781,898    3,178,216    5,281,871    1,554,371    2,417,051
  Policy loans...................           0              0            0            0            0            0
  Surrenders, withdrawals and
   death benefits................    (872,278)      (441,326)  (1,253,911)    (870,634)  (1,672,874)    (510,438)
  Net transfers between other
   subaccounts or fixed rate
   option........................   5,357,220      2,128,408      614,999    1,174,563    2,888,855    2,374,151
  Withdrawal and other
   charges.......................     (18,255)        (8,474)     (29,634)     (18,555)     (19,153)      (7,732)
                                  -----------    -----------  -----------  -----------  -----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   9,867,143      5,460,506    2,509,670    5,567,245    2,751,199    4,273,032
                                  -----------    -----------  -----------  -----------  -----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................  12,680,541      6,251,442    2,430,494    6,720,782    3,241,788    4,417,048

NET ASSETS
  Beginning of period............  11,182,384      4,930,942   18,209,954   11,489,172    8,157,852    3,740,804
                                  -----------    -----------  -----------  -----------  -----------   ----------
  End of period.................. $23,862,925    $11,182,384  $20,640,448  $18,209,954  $11,399,640   $8,157,852
                                  ===========    ===========  ===========  ===========  ===========   ==========

  Beginning units................     896,909        434,960    1,551,952    1,055,431      795,163      371,976
                                  -----------    -----------  -----------  -----------  -----------   ----------
  Units issued...................   1,150,624        703,693      820,373    1,127,482      599,513      578,691
  Units redeemed.................    (410,183)      (241,744)    (606,346)    (630,961)    (335,987)    (155,504)
                                  -----------    -----------  -----------  -----------  -----------   ----------
  Ending units...................   1,637,350        896,909    1,765,979    1,551,952    1,058,689      795,163
                                  ===========    ===========  ===========  ===========  ===========   ==========

  The accompanying notes are an integral part of these financial statements.

                                      A37

                                       SUBACCOUNTS (Continued)
---------------------------------------------------------------------------------------------------------
                                      AST
AST AllianceBernstein Core  AllianceBernstein Managed AST T. Rowe Price Natural   AST T. Rowe Price Asset
    Value Portfolio           Index 500 Portfolio        Resources Portfolio        Allocation Portfolio
-------------------------   ------------------------  -------------------------  -------------------------
 01/01/2007    01/01/2006   01/01/2007   01/01/2006    01/01/2007    01/01/2006   01/01/2007    01/01/2006
     to            to           to           to            to            to           to            to
 12/31/2007    12/31/2006   12/31/2007   12/31/2006    12/31/2007    12/31/2006   12/31/2007    12/31/2006
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
$     9,763    $  (23,099)  $   25,105   $  (23,375)  $   (761,086) $  (608,661) $   (256,143) $   (27,928)
    480,617        54,312            0            0      5,212,592    2,662,398     3,942,554      224,080
    191,203        19,381      118,332       36,669      2,865,358      231,965       330,287       31,841
 (1,293,564)      402,005     (233,509)     358,911     17,169,209    1,995,851    (2,897,322)     352,127
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------

   (611,981)      452,599      (90,072)     372,205     24,486,073    4,281,553     1,119,376      580,120
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------


  5,642,458     2,404,797    4,013,762    1,310,144     13,896,557   16,183,025   128,236,414    4,984,828
          0             0       (2,172)           0              0            0             0            0

   (573,138)     (174,782)    (489,680)    (215,473)    (4,647,066)  (2,147,741)   (1,654,530)    (648,558)

   (412,189)    2,390,759      773,819      409,932      9,762,852   15,500,585    10,728,129    4,302,368

     (7,800)       (1,878)      (7,548)      (4,326)      (112,084)     (68,768)      (17,169)      (4,794)
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------

  4,649,331     4,618,896    4,288,181    1,500,277     18,900,259   29,467,101   137,292,844    8,633,844
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------

  4,037,350     5,071,495    4,198,109    1,872,482     43,386,332   33,748,654   138,412,220    9,213,964

  5,631,057       559,562    4,106,590    2,234,108     57,657,997   23,909,343    11,426,748    2,212,784
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
$ 9,668,407    $5,631,057   $8,304,699   $4,106,590   $101,044,329  $57,657,997  $149,838,968  $11,426,748
===========    ==========   ==========   ==========   ============  ===========  ============  ===========

    466,466        54,284      362,215      214,898      4,374,000    2,036,631     1,012,731      213,872
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
    724,572       472,407      493,037      212,258      2,920,429    3,593,667    17,405,537      964,337
   (329,304)      (60,225)    (105,994)     (64,941)    (1,511,497)  (1,256,298)   (5,455,738)    (165,478)
-----------    ----------   ----------   ----------   ------------  -----------  ------------  -----------
    861,734       466,466      749,258      362,215      5,782,932    4,374,000    12,962,530    1,012,731
===========    ==========   ==========   ==========   ============  ===========  ============  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A38

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                  SUBACCOUNTS
                                  --------------------------------------------------------------------------
                                   AST MFS Global Equity   AST JPMorgan International AST T. Rowe Price Global
                                         Portfolio             Equity Portfolio            Bond Portfolio
                                  -----------------------  ------------------------   -----------------------
                                   01/01/2007  01/01/2006   01/01/2007    01/01/2006   01/01/2007  01/01/2006
                                       to          to           to            to           to          to
                                   12/31/2007  12/31/2006   12/31/2007    12/31/2006   12/31/2007  12/31/2006
                                  -----------  ----------  -----------   -----------  -----------  ----------
OPERATIONS
  Net investment income
   (loss)........................ $    79,527  $  (52,901) $     4,428   $   (88,380) $   203,726  $  (20,720)
  Capital gains distributions
   received......................   1,201,198     241,975            0             0            0      44,685
  Realized gain (loss) on shares
   redeemed......................     300,996      73,268      634,849       180,622      116,321      (4,036)
  Net change in unrealized gain
   (loss) on investments.........    (948,730)    584,530      673,828     1,517,548      383,880     240,899
                                  -----------  ----------  -----------   -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     632,991     846,872    1,313,105     1,609,790      703,927     260,828
                                  -----------  ----------  -----------   -----------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   2,366,056   2,842,517    4,848,545     5,661,889    1,570,129   1,945,852
  Policy loans...................           0           0            0             0            0           0
  Surrenders, withdrawals and
   death benefits................    (680,198)   (295,482)  (1,008,747)     (299,607)    (494,070)   (200,183)
  Net transfers between other
   subaccounts or fixed rate
   option........................   1,066,910   2,451,115    3,258,216     4,191,273    6,727,759   1,895,490
  Withdrawal and other
   charges.......................     (14,156)     (6,370)     (28,161)      (10,676)     (15,939)     (7,967)
                                  -----------  ----------  -----------   -----------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   2,738,612   4,991,780    7,069,853     9,542,879    7,787,879   3,633,192
                                  -----------  ----------  -----------   -----------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   3,371,603   5,838,652    8,382,958    11,152,669    8,491,806   3,894,020

NET ASSETS
  Beginning of period............   7,572,094   1,733,442   14,739,051     3,586,382    7,289,159   3,395,139
                                  -----------  ----------  -----------   -----------  -----------  ----------
  End of period.................. $10,943,697  $7,572,094  $23,122,009   $14,739,051  $15,780,965  $7,289,159
                                  ===========  ==========  ===========   ===========  ===========  ==========

  Beginning units................     606,014     165,532    1,170,827       336,854      736,041     359,354
                                  -----------  ----------  -----------   -----------  -----------  ----------
  Units issued...................     442,816     564,969    1,040,473     1,041,097      980,717     476,597
  Units redeemed.................    (216,483)   (124,487)    (434,676)     (207,124)    (245,143)    (99,910)
                                  -----------  ----------  -----------   -----------  -----------  ----------
  Ending units...................     832,347     606,014    1,776,624     1,170,827    1,471,615     736,041
                                  ===========  ==========  ===========   ===========  ===========  ==========

  The accompanying notes are an integral part of these financial statements.

                                      A39

                                             SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------
  AST Aggressive Asset        AST Capital Growth Asset    AST Balanced Asset Allocation   AST Conservative Asset
  Allocation Portfolio          Allocation Portfolio                Portfolio              Allocation Portfolio
------------------------    ----------------------------  ----------------------------  --------------------------
 01/01/2007     01/01/2006    01/01/2007     01/01/2006     01/01/2007     01/01/2006    01/01/2007    01/01/2006
     to             to            to             to             to             to            to            to
 12/31/2007     12/31/2006    12/31/2007     12/31/2006     12/31/2007     12/31/2006    12/31/2007    12/31/2006
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------

$  (825,300)   $  (304,732) $  (21,678,998) $ (7,498,166) $  (16,129,482) $ (7,021,815) $ (5,249,730) $ (2,088,351)

    342,015              0       4,168,071             0       3,421,811             0       898,182             0
    877,690        112,379      13,033,818     1,898,222       8,885,116     1,013,158     3,697,914       626,529
  3,111,657      3,265,767      74,686,796    52,900,422      62,580,914    44,904,234    20,392,734    12,436,092
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
  3,506,062      3,073,414      70,209,687    47,300,478      58,758,359    38,895,577    19,739,100    10,974,270
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------

 21,593,794     26,164,695     711,833,958   576,674,317     489,416,991   523,191,806   182,035,711   158,845,352
          0              0         (65,116)            0               0             0        (6,616)            0
 (2,080,693)      (746,987)    (30,116,627)   (8,744,221)    (36,449,238)  (11,628,822)  (13,020,915)   (4,598,441)
  1,406,672      8,352,734      24,596,895    74,276,484      43,351,738    75,004,521    27,123,255    29,219,738
    (58,715)       (11,307)       (345,949)      (47,952)       (325,839)      (34,466)     (113,918)      (16,107)
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
 20,861,058     33,759,135     705,903,161   642,158,628     495,993,652   586,533,039   196,017,517   183,450,542
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
 24,367,120     36,832,549     776,112,848   689,459,106     554,752,011   625,428,616   215,756,617   194,424,812

 39,020,471      2,187,922     715,916,999    26,457,893     649,011,114    23,582,498   203,024,771     8,599,959
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
$63,387,591    $39,020,471  $1,492,029,847  $715,916,999  $1,203,763,125  $649,011,114  $418,781,388  $203,024,771
===========    ===========  ==============  ============  ==============  ============  ============  ============

  3,487,834        218,878      64,775,630     2,644,939      59,537,127     2,355,050    18,790,094       857,910
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
  2,713,239      3,745,773     108,072,908    72,711,119      73,749,662    66,707,143    28,521,912    21,137,765
   (878,206)      (476,817)    (46,420,430)  (10,580,428)    (29,535,369)   (9,525,066)  (10,882,902)   (3,205,581)
-----------    -----------  --------------  ------------  --------------  ------------  ------------  ------------
  5,322,867      3,487,834     126,428,108    64,775,630     103,751,420    59,537,127    36,429,104    18,790,094
===========    ===========  ==============  ============  ==============  ============  ============  ============

  The accompanying notes are an integral part of these financial statements.

                                      A40

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                    SUBACCOUNTS
                                  ----------------------------------------------------------------------------------
                                    AST Preservation Asset        AST First Trust        AST First Trust Capital
                                     Allocation Portfolio    Balanced Target Portfolio  Appreciation Target Portfolio
                                  -------------------------  -------------------------  ----------------------------
                                   01/01/2007    01/01/2006   01/01/2007   03/20/2006*   01/01/2007     03/20/2006*
                                       to            to           to           to            to             to
                                   12/31/2007    12/31/2006   12/31/2007   12/31/2006    12/31/2007     12/31/2006
                                  ------------  -----------  ------------  -----------   ------------   -----------
OPERATIONS
  Net investment income
   (loss)........................ $ (1,607,288) $  (522,011) $ (1,979,199) $  (388,971) $ (2,958,236)   $  (469,207)
  Capital gains distributions
   received......................            0            0        57,591            0       190,369              0
  Realized gain (loss) on shares
   redeemed......................    2,109,095      238,624     1,022,890       97,866     1,487,923        118,570
  Net change in unrealized gain
   (loss) on investments.........    5,722,307    2,382,382     6,506,632    3,123,601    11,311,415      4,031,034
                                  ------------  -----------  ------------  -----------   ------------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................    6,224,114    2,098,995     5,607,914    2,832,496    10,031,471      3,680,397
                                  ------------  -----------  ------------  -----------   ------------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   59,329,950   40,530,913   109,393,615   50,183,739   170,346,054     58,800,698
  Policy loans...................            0            0             0            0             0              0
  Surrenders, withdrawals and
   death benefits................   (4,398,700)  (1,768,061)   (3,606,330)    (368,593)   (3,531,692)      (292,300)
  Net transfers between other
   subaccounts or fixed rate
   option........................   18,205,856   12,102,420     8,224,995    9,649,459    18,086,301     12,974,306
  Withdrawal and other
   charges.......................      (44,915)      (4,104)      (36,361)      (1,382)      (46,357)        (5,753)
                                  ------------  -----------  ------------  -----------   ------------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   73,092,191   50,861,168   113,975,919   59,463,223   184,854,306     71,476,951
                                  ------------  -----------  ------------  -----------   ------------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   79,316,305   52,960,163   119,583,833   62,295,719   194,885,777     75,157,348

NET ASSETS
  Beginning of period............   55,169,064    2,208,901    62,295,719            0    75,157,348              0
                                  ------------  -----------  ------------  -----------   ------------   -----------
  End of period.................. $134,485,369  $55,169,064  $181,879,552  $62,295,719  $270,043,125    $75,157,348
                                  ============  ===========  ============  ===========   ============   ===========

  Beginning units................    5,216,358      220,096     5,918,415            0     7,226,320              0
                                  ------------  -----------  ------------  -----------   ------------   -----------
  Units issued...................   12,852,507    6,309,443    16,507,876    6,639,721    27,217,419      8,072,382
  Units redeemed.................   (6,096,691)  (1,313,181)   (6,161,414)    (721,306)  (10,619,997)      (846,062)
                                  ------------  -----------  ------------  -----------   ------------   -----------
  Ending units...................   11,972,174    5,216,358    16,264,877    5,918,415    23,823,742      7,226,320
                                  ============  ===========  ============  ===========   ============   ===========

*  Date subaccount became available for investment

  The accompanying notes are an integral part of these financial statements.

                                      A41

                                       SUBACCOUNTS (Continued)
--------------------------------------------------------------------------------------------------------
       AST Advanced            AST T. Rowe Price                                   AST Small-Cap Growth
   Strategies Portfolio     Large-Cap Growth Portfolio AST Money Market Portfolio        Portfolio
--------------------------  -------------------------  -------------------------  ----------------------
 01/01/2007    03/20/2006*  01/01/2007    05/01/2006*   01/01/2007   05/01/2006*  01/01/2007  05/01/2006*
     to            to           to            to            to           to           to          to
 12/31/2007    12/31/2006   12/31/2007    12/31/2006    12/31/2007   12/31/2006   12/31/2007  12/31/2006
------------  ------------  ----------    -----------  ------------  -----------  ----------  -----------

$ (3,494,404) $   (767,593) $  (51,051)   $   (6,225)  $    385,360  $    62,215  $  (23,980)  $ (2,714)

     361,600             0           0             0              0            0           0          0

   1,559,999       245,639      16,000         5,491              0            0       6,141       (223)

  14,749,115     5,282,558     170,389        79,369              0            0      31,592     31,090
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------

  13,176,310     4,760,604     135,338        78,635        385,360       62,215      13,753     28,153
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------


 183,001,987    90,985,260   3,263,497     1,637,269     21,309,710   12,720,679   1,037,515    557,047
           0             0           0             0              0            0           0          0

  (4,698,642)     (588,003)    (81,059)      (15,801)   (12,837,330)    (761,819)    (42,255)    (2,576)

   7,986,527    13,881,129     371,540        89,124     (2,368,181)  (2,823,823)    612,917     62,563

     (41,724)       (4,190)     (3,481)            0         (1,664)           0      (1,736)         0
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------

 186,248,148   104,274,196   3,550,497     1,710,592      6,102,535    9,135,037   1,606,441    617,034
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------

 199,424,458   109,034,800   3,685,835     1,789,227      6,487,895    9,197,252   1,620,194    645,187

 109,034,800             0   1,789,227             0      9,197,252            0     645,187          0
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------
$308,459,258  $109,034,800  $5,475,062    $1,789,227   $ 15,685,147  $ 9,197,252  $2,265,381   $645,187
============  ============   ==========   ==========   ============  ===========  ==========   ========

  10,307,670             0     170,951             0        899,074            0      65,095          0
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------
  28,895,611    11,614,991     363,116       177,489      4,120,154    1,401,353     166,199     70,856
 (11,975,564)   (1,307,321)    (42,807)       (6,538)    (3,533,427)    (502,279)    (14,928)    (5,761)
------------  ------------   ----------   ----------   ------------  -----------  ----------   --------
  27,227,717    10,307,670     491,260       170,951      1,485,801      899,074     216,366     65,095
============  ============   ==========   ==========   ============  ===========  ==========   ========


  The accompanying notes are an integral part of these financial statements.

                                      A42

                            FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2007 and 2006

                                                                SUBACCOUNTS
                                  --------------------------------------------------------------------------

                                  AST PIMCO Total Return Bond AST International Value AST International Growth
                                         Portfolio                   Portfolio               Portfolio
                                  --------------------------  ----------------------  ----------------------
                                   01/01/2007    05/01/2006*  01/01/2007  05/01/2006* 01/01/2007   05/01/2006*
                                       to            to           to          to          to           to
                                   12/31/2007    12/31/2006   12/31/2007  12/31/2006  12/31/2007   12/31/2006
                                   -----------   -----------  ----------  ----------- ----------   -----------
OPERATIONS
  Net investment income
   (loss)........................ $   138,622    $  (12,196)  $  (10,211) $   (7,377) $  (40,431)  $   (6,880)
  Capital gains distributions
   received......................           0             0            0           0     448,346            0
  Realized gain (loss) on shares
   redeemed......................      27,212         4,987       54,754       2,761      23,609          427
  Net change in unrealized gain
   (loss) on investments.........     414,477        22,759      551,515     152,695     179,366      139,383
                                   -----------   ----------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS....................     580,311        15,550      596,058     148,079     610,890      132,930
                                   -----------   ----------   ----------  ----------  ----------   ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments......................   7,417,343     3,244,497    5,606,964   2,073,678   3,797,812    1,696,498
  Policy loans...................           0             0            0           0           0            0
  Surrenders, withdrawals and
   death benefits................    (145,560)      (18,545)     (95,630)     (5,279)    (69,668)     (20,566)
  Net transfers between other
   subaccounts or fixed rate
   option........................     655,790       171,602      500,352     113,477     553,891      133,859
  Withdrawal and other
   charges.......................      (3,866)            0       (4,553)          0      (5,753)           0
                                   -----------   ----------   ----------  ----------  ----------   ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS..................   7,923,707     3,397,554    6,007,133   2,181,876   4,276,282    1,809,791
                                   -----------   ----------   ----------  ----------  ----------   ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS........................   8,504,018     3,413,104    6,603,191   2,329,955   4,887,172    1,942,721

NET ASSETS
  Beginning of period............   3,413,104             0    2,329,955           0   1,942,721            0
                                   -----------   ----------   ----------  ----------  ----------   ----------
  End of period.................. $11,917,122    $3,413,104   $8,933,146  $2,329,955  $6,829,893   $1,942,721
                                   ===========   ==========   ==========  ==========  ==========   ==========

  Beginning units................     331,319             0      214,394           0     183,231            0
                                   -----------   ----------   ----------  ----------  ----------   ----------
  Units issued...................     938,242       346,401      599,855     223,240     421,574      195,080
  Units redeemed.................    (183,399)      (15,082)    (104,923)     (8,846)    (54,789)     (11,849)
                                   -----------   ----------   ----------  ----------  ----------   ----------
  Ending units...................   1,086,162       331,319      709,326     214,394     550,016      183,231
                                   ===========   ==========   ==========  ==========  ==========   ==========

*  Date subaccount became available for investment

  The accompanying notes are an integral part of these financial statements.

                                      A43

                            SUBACCOUNTS (Continued)
                  ------------------------------------------
                  AST Western Asset
                   Core Plus Bond   Gartmore NVIT Developing
                      Portfolio              Markets
                  ----------------- ------------------------
                     11/19/2007*     01/01/2007   01/01/2006
                         to              to           to
                     12/31/2007      12/31/2007   12/31/2006
                  ----------------- -----------  -----------
                       $   (18)     $  (321,904) $  (146,480)

                             0        3,551,044    1,408,794

                             0        1,283,010       11,670

                           152        4,522,848    2,303,044
                       -------      -----------  -----------




                           134        9,034,998    3,577,028
                       -------      -----------  -----------


                        25,265        2,022,477    5,759,431

                             0                0            0
                             0       (1,382,739)    (699,424)

                             0        5,687,336    4,607,401


                             0          (42,548)     (22,292)
                       -------      -----------  -----------





                        25,265        6,284,526    9,645,116
                       -------      -----------  -----------



                        25,399       15,319,524   13,222,144

                             0       20,210,166    6,988,022
                       -------      -----------  -----------
                       $25,399      $35,529,690  $20,210,166
                       =======      ===========  ===========

                             0        1,265,381      579,313
                       -------      -----------  -----------
                         2,546          870,932    1,165,470
                             0         (561,047)    (479,402)
                       -------      -----------  -----------
                         2,546        1,575,266    1,265,381
                       =======      ===========  ===========

  The accompanying notes are an integral part of these financial statements.

                                      A44

                       NOTES TO FINANCIAL STATEMENTS OF
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                               December 31, 2007

Note 1: General

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on June 15, 1995 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), which is a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

        Effective May 1, 2007, American Skandia Trust and American Skandia Investment Services, Inc. was renamed Advanced Series Trust and AST Investment Services, Inc., respectively.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are ninety-six subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. The name of each Portfolio and the corresponding subaccount name are as follows:

 Prudential Series Fund    SP AIM Core Equity        AST UBS Dynamic Alpha
 Money Market Portfolio     Portfolio                 Portfolio
 Diversified Bond          SP Strategic Partners     AST DeAm Large-Cap Value
  Portfolio                 Focused Growth Portfolio  Portfolio
 Equity Portfolio          SP Mid Cap Growth         AST Neuberger Berman
 Flexible Managed           Portfolio                 Small-Cap Growth
  Portfolio                SP Prudential U.S.         Portfolio
 Conservative Balanced      Emerging Growth          AST DeAm Small-Cap Value
  Portfolio                 Portfolio                 Portfolio
 Value Portfolio           SP Conservative Asset     AST High Yield Portfolio
 High Yield Bond Portfolio  Allocation Portfolio     AST Federated Aggressive
 Natural Resources         SP Balanced Asset          Growth Portfolio
  Portfolio                 Allocation Portfolio     AST Mid-Cap Value
 Stock Index Portfolio     SP Growth Asset            Portfolio
 Global Portfolio           Allocation Portfolio     AST Small-Cap Value
 Jennison Portfolio        SP Aggressive Growth       Portfolio
 Small Capitalization       Asset Allocation         AST Goldman Sachs
  Stock Portfolio           Portfolio                 Concentrated Growth
 Jennison 20/20 Focus      SP International Growth    Portfolio
  Portfolio                 Portfolio                AST Goldman Sachs
 Diversified Conservative  SP International Value     Mid-Cap Growth Portfolio
  Growth Portfolio          Portfolio                AST Large-Cap Value
 SP T.Rowe Price           AST AllianceBernstein      Portfolio
  Large-Cap Growth          Growth & Income          AST Lord Abbett
  Portfolio                 Portfolio                 Bond-Debenture Portfolio
 SP Davis Value Portfolio  AST American Century      AST Marsico Capital
 SP Small Cap Value         Income & Growth           Growth Portfolio
  Portfolio                 Portfolio                AST MFS Growth Portfolio
 SP Small Cap Growth       AST American Century      AST Neuberger Berman
  Portfolio                 Strategic Allocation      Mid-Cap Growth Portfolio
 SP PIMCO Total Return      Portfolio
  Portfolio                AST Cohen & Steers
 SP PIMCO High Yield        Realty Portfolio
  Portfolio
 SP Large Cap Value
  Portfolio

                                      A45

 AST Neuberger Berman      AST T.Rowe Price          Franklin Templeton Funds
  Mid-Cap Value Portfolio   Large-Cap Growth         Small-Mid-Cap Growth
 AST PIMCO Limited          Portfolio                 Securities Fund
  Maturity Bond Portfolio  AST Money Market
 AST AllianceBernstein      Portfolio                Gartmore NVIT
  Core Value Portfolio     AST Small-Cap Growth      Developing Markets
 AST AllianceBernstein      Portfolio
  Managed Index 500        AST PIMCO Total Return    Janus Aspen Series
  Portfolio                 Bond Portfolio           Large Cap Growth
 AST T.Rowe Price Natural  AST International Value    Portfolio - Service
  Resources Portfolio       Portfolio                 Shares
 AST T.Rowe Price Asset    AST International Growth  Large Cap Growth
  Allocation Portfolio      Portfolio                 Portfolio -
 AST MFS Global Equity     AST Western Asset Core     Institutional Shares
  Portfolio                 Plus Bond Portfolio      International Growth
 AST JPMorgan                                         Portfolio -
  International Equity     Alliance Bernstein         Institutional Shares
  Portfolio                Large Cap Growth
 AST T.Rowe Price Global    Portfolio                MFS Variable Insurance
  Bond Portfolio                                     Trust
 AST Aggressive Asset      American Century          Research Series
  Allocation Portfolio     Variable Portfolios       Emerging Growth Series
 AST Capital Growth Asset  Value Fund
  Allocation Portfolio                               Premier VIT
 AST Balanced Asset        Credit Suisse             Opcap Managed Portfolio
  Allocation Portfolio     Trust Global Small Cap    Opcap Small Cap Portfolio
 AST Conservative Asset     Portfolio
  Allocation Portfolio                               AIM Variable Insurance
 AST Preservation Asset    Davis                     Core Equity Fund
  Allocation Portfolio     Value Portfolio
 AST First Trust Balanced                            T. Rowe Price
  Target Portfolio         Evergreen VA              International Stock
 AST First Trust Capital   Balanced Fund              Portfolio
  Appreciation Target      Growth Fund               Equity Income Portfolio
  Portfolio                Omega Fund
 AST Advanced Strategies   Special Values Fund
  Portfolio                International Equity Fund
                           Fundamental Large Cap
                            Fund

        The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

Note 2: Significant Accounting Policies

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements." This Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires additional disclosures about fair value measurements. This Statement does not require any new fair value measurements, but the application of this Statement could change current practices in determining fair value. The Account expects to adopt this guidance effective January 1, 2008. The Account's adoption of this guidance is not expected to have a material effect on the Account's financial position and results of operations.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, whose investment securities are stated at value.

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.

                                      A46

Note 3: Taxes

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Note 4: Purchases and Sales of Investments

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2007 were as follows:

                                                                   Purchases       Sales
                                                                  ------------ -------------
Prudential Money Market Portfolio................................ $174,040,705 $(155,253,962)
Prudential Diversified Bond Portfolio............................ $  2,166,397 $ (49,213,536)
Prudential Equity Portfolio...................................... $  3,044,374 $ (74,231,267)
Prudential Flexible Managed Portfolio............................ $    310,790 $  (4,607,060)
Prudential Conservative Balanced Portfolio....................... $    462,344 $  (6,788,025)
Prudential Value Portfolio....................................... $ 12,355,328 $ (93,273,874)
Prudential High Yield Bond Portfolio............................. $  1,902,756 $ (32,256,599)
Prudential Natural Resources Portfolio........................... $    736,640 $  (4,116,198)
Prudential Stock Index Portfolio................................. $  9,126,212 $(120,677,121)
Prudential Global Portfolio...................................... $  6,938,527 $ (25,805,530)
Prudential Jennison Portfolio.................................... $  4,029,913 $(106,976,873)
Prudential Small Capitalization Stock Portfolio.................. $  4,400,675 $ (28,721,975)
T. Rowe Price International Stock Portfolio...................... $    969,505 $  (9,233,926)
T. Rowe Price Equity Income Portfolio............................ $    885,418 $ (29,440,295)
Premier VIT OpCap Managed Portfolio.............................. $    139,584 $ (27,936,112)
Premier VIT OpCap Small Cap Portfolio............................ $  2,865,323 $ (20,158,570)
AIM V.I. Core Equity Fund........................................ $    127,306 $ (36,255,508)
Janus Aspen Large Cap Growth Portfolio - Institutional Shares.... $    424,801 $ (21,439,070)
Janus Aspen International Growth Portfolio - Institutional Shares $  2,935,300 $ (52,053,111)
MFS Research Series.............................................. $    586,273 $  (8,337,898)
MFS Emerging Growth Series....................................... $     78,633 $ (20,634,777)
Credit Suisse Trust Global Small Cap Portfolio................... $    532,152 $  (4,488,657)
American Century VP Value Fund................................... $    809,565 $ (11,593,368)
Franklin Small-Mid-Cap Growth Securities Fund.................... $    471,246 $  (9,806,730)
Prudential Jennison 20/20 Focus Portfolio........................ $  1,328,371 $ (16,398,737)
Prudential Diversified Conservative Growth Portfolio............. $  2,548,493 $ (20,413,900)
Davis Value Portfolio............................................ $  1,275,862 $ (13,364,088)
AllianceBernstein Large Cap Growth Portfolio..................... $    508,539 $  (2,868,395)
Prudential SP T.Rowe Price Large-Cap Growth Portfolio............ $  2,931,311 $  (9,984,696)
Prudential SP Davis Value Portfolio.............................. $  6,939,380 $ (40,469,314)
Prudential SP Small Cap Value Portfolio.......................... $  4,761,310 $ (39,239,670)
Prudential SP Small Cap Growth Portfolio......................... $  2,903,344 $  (8,589,635)
Prudential SP PIMCO Total Return Portfolio....................... $ 28,196,949 $ (70,563,296)
Prudential SP PIMCO High Yield Portfolio......................... $  9,295,870 $ (31,474,544)
Janus Aspen Large Cap Growth Portfolio - Service Shares.......... $  2,322,777 $  (4,112,675)
Prudential SP Large Cap Value Portfolio.......................... $  2,319,174 $ (19,651,266)
Prudential SP AIM Core Equity Portfolio.......................... $  1,795,536 $  (5,827,525)
Prudential SP Strategic Partners Focused Growth Portfolio........ $  1,780,894 $  (7,088,267)
Prudential SP Mid Cap Growth Portfolio........................... $  3,497,657 $ (22,221,620)
SP Prudential U.S. Emerging Growth Portfolio..................... $  4,967,325 $ (32,165,342)
Prudential SP Conservative Asset Allocation Portfolio............ $ 28,027,510 $ (95,338,152)
Prudential SP Balanced Asset Allocation Portfolio................ $ 43,721,391 $(191,310,657)
Prudential SP Growth Asset Allocation Portfolio.................. $ 39,327,074 $(199,440,782)
Prudential SP Aggressive Growth Asset Allocation Portfolio....... $  1,631,172 $ (24,715,767)
Prudential SP International Growth Portfolio..................... $ 12,138,830 $ (20,830,564)

                                      A47

                                                       Purchases       Sales
                                                      ------------ -------------
Prudential SP International Value Portfolio.......... $ 14,904,248 $ (25,029,168)
Evergreen VA Balanced Fund........................... $     50,706 $    (114,745)
Evergreen VA Growth Fund............................. $     11,606 $    (132,511)
Evergreen VA Omega Fund.............................. $     46,086 $    (518,423)
Evergreen VA Special Values Fund..................... $    276,816 $    (566,909)
Evergreen VA International Equity Fund............... $    127,957 $    (364,343)
Evergreen VA Fundamental Large Cap Fund.............. $     48,545 $    (440,107)
AST AllianceBernstein Growth & Income Portfolio...... $  9,296,721 $  (2,275,476)
AST American Century Income & Growth Portfolio....... $  4,663,215 $  (1,507,336)
AST American Century Strategic Allocation Portfolio.. $ 16,616,180 $  (1,847,407)
AST Cohen & Steers Realty Portfolio.................. $ 10,722,685 $ (10,858,136)
AST UBS Dynamic Alpha Portfolio...................... $ 45,709,155 $  (9,277,421)
AST DeAm Large-Cap Value Portfolio................... $ 11,197,002 $  (9,740,226)
AST Neuberger Berman Small-Cap Growth Portfolio...... $  2,976,866 $    (871,790)
AST DeAm Small-Cap Value Portfolio................... $  3,099,193 $  (1,382,984)
AST High Yield Portfolio............................. $  3,832,884 $  (3,812,413)
AST Federated Aggressive Growth Portfolio............ $  5,426,398 $  (3,222,460)
AST Mid-Cap Value Portfolio.......................... $  3,261,868 $  (1,754,503)
AST Small-Cap Value Portfolio........................ $  6,338,973 $  (4,280,994)
AST Goldman Sachs Concentrated Growth Portfolio...... $  9,369,212 $  (2,916,625)
AST Goldman Sachs Mid-Cap Growth Portfolio........... $  7,142,697 $  (2,582,820)
AST Large-Cap Value Portfolio........................ $  4,993,764 $  (4,141,395)
AST Lord Abbett Bond-Debenture Portfolio............. $  7,665,722 $  (3,108,784)
AST Marsico Capital Growth Portfolio................. $ 14,434,019 $  (4,852,063)
AST MFS Growth Portfolio............................. $  3,429,227 $  (1,092,390)
AST Neuberger Berman Mid-Cap Growth Portfolio........ $ 14,640,628 $  (5,075,564)
AST Neuberger Berman Mid-Cap Value Portfolio......... $  8,887,531 $  (6,731,268)
AST PIMCO Limited Maturity Bond Portfolio............ $  6,067,753 $  (3,474,331)
AST AllianceBernstein Core Value Portfolio........... $  8,185,255 $  (3,679,498)
AST AllianceBernstein Managed Index 500 Portfolio.... $  5,468,128 $  (1,280,893)
AST T. Rowe Price Natural Resources Portfolio........ $ 35,165,651 $ (17,512,741)
AST T. Rowe Price Asset Allocation Portfolio......... $146,451,928 $ (10,773,106)
AST MFS Global Equity Portfolio...................... $  5,268,111 $  (2,687,777)
AST JPMorgan International Equity Portfolio.......... $ 11,742,615 $  (5,008,984)
AST T. Rowe Price Global Bond Portfolio.............. $ 10,043,993 $  (2,406,965)
AST Aggressive Asset Allocation Portfolio............ $ 29,286,883 $  (9,335,691)
AST Capital Growth Asset Allocation Portfolio........ $836,840,835 $(155,285,226)
AST Balanced Asset Allocation Portfolio.............. $575,914,704 $ (99,565,680)
AST Conservative Asset Allocation Portfolio.......... $238,899,455 $ (49,159,086)
AST Preservation Asset Allocation Portfolio.......... $109,848,258 $ (38,634,023)
AST First Trust Balanced Target Portfolio............ $129,588,247 $ (18,247,135)
AST First Trust Capital Appreciation Target Portfolio $209,186,769 $ (27,809,106)
AST Advanced Strategies Portfolio.................... $209,338,451 $ (27,655,889)
AST T. Rowe Price Large-Cap Growth Portfolio......... $  3,743,108 $    (250,170)
AST Money Market Portfolio........................... $ 33,402,724 $ (27,479,160)
AST Small-Cap Growth Portfolio....................... $  1,696,446 $    (113,986)
AST PIMCO Total Return Bond Portfolio................ $  9,123,285 $  (1,316,442)
AST International Value Portfolio.................... $  6,503,287 $    (587,016)
AST International Growth Portfolio................... $  4,501,259 $    (292,491)
AST Western Asset Core Plus Bond Portfolio........... $     25,264 $         (18)
Gartmore NVIT Developing Markets..................... $ 14,639,222 $  (8,800,232)

Note 5: Related Party Transactions

        Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

        The Series Funds have management agreements with Prudential Investment LLC ("PI") and AST Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together


                                      A48
        the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

        The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

        The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

Note 6: Financial Highlights

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options.

                              At year ended                             For year ended
                  --------------------------------------  ---------------------------------------------
                                                   Net    Investment
                  Units        Unit Value         Assets    Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ---------------------  -------- ---------- -----------------  ----------------
                                          Prudential Money Market Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 244,095 $1.04749 to  $10.66982 $291,003   4.93%    1.00%  to   2.20%   2.79% to   3.63%
December 31, 2006 223,442 $1.01572 to  $10.36025 $258,478   4.67%    1.35%  to   2.00%   2.67% to   3.35%
December 31, 2005 183,246 $0.98795 to  $ 1.26691 $209,879   2.84%    1.35%  to   2.00%   0.88% to   1.54%
December 31, 2004 213,892 $0.97813 to  $ 1.24840 $243,516   1.00%    1.35%  to   2.00%  -0.93% to  -0.33%
December 31, 2003 279,425 $0.98657 to  $ 1.25286 $324,048   0.85%    1.35%  to   1.90%  -1.05% to  -0.51%

                                        Prudential Diversified Bond Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 177,980 $1.43562 to  $ 1.71791 $305,167   5.00%    1.35%  to   1.65%   4.00% to   4.31%
December 31, 2006 203,399 $1.38043 to  $ 1.64793 $334,597   4.86%    1.35%  to   1.65%   3.28% to   3.59%
December 31, 2005 241,749 $1.33655 to  $ 1.59160 $384,058   5.25%    1.35%  to   1.65%   1.61% to   1.91%
December 31, 2004 283,870 $1.31540 to  $ 1.56260 $442,817   4.38%    1.35%  to   1.65%   3.87% to   4.18%
December 31, 2003 338,319 $1.26643 to  $ 1.50079 $506,846   3.98%    1.35%  to   1.65%   5.73% to   6.05%

                                             Prudential Equity Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 183,783 $1.33060 to  $ 2.24766 $382,486   1.01%    1.35%  to   2.00%   7.17% to   7.86%
December 31, 2006 215,288 $1.23731 to  $ 2.08496 $417,027   1.04%    1.35%  to   2.00%  10.37% to  11.08%
December 31, 2005 249,850 $1.11720 to  $ 1.87806 $438,393   0.96%    1.35%  to   2.00%   9.29% to   9.98%
December 31, 2004 266,362 $1.01871 to  $ 1.70828 $435,764   1.24%    1.35%  to   2.00%   7.77% to   8.46%
December 31, 2003 285,436 $0.94205 to  $ 1.57580 $438,294   0.99%    1.35%  to   1.90%  29.19% to  29.90%

                                        Prudential Flexible Managed Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  13,097 $1.91640 to  $ 1.91640 $ 25,100   2.25%    1.40%  to   1.40%   4.89% to   4.89%
December 31, 2006  15,163 $1.82712 to  $ 1.82712 $ 27,704   2.03%    1.40%  to   1.40%  10.62% to  10.62%
December 31, 2005  17,773 $1.65164 to  $ 1.65164 $ 29,354   2.01%    1.40%  to   1.40%   2.73% to   2.73%
December 31, 2004  21,202 $1.60781 to  $ 1.60781 $ 34,089   1.48%    1.40%  to   1.40%   9.21% to   9.21%
December 31, 2003  24,849 $1.47227 to  $ 1.47227 $ 36,584   2.09%    1.40%  to   1.40%  22.06% to  22.06%

                                      A49

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- --------------------  -------- ---------- -----------------  ----------------
                                     Prudential Conservative Balanced Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  20,216 $1.83259 to  $1.83259 $ 37,048   2.81%    1.40%  to   1.40%   4.65% to   4.65%
December 31, 2006  23,410 $1.75118 to  $1.75118 $ 40,995   2.65%    1.40%  to   1.40%   8.91% to   8.91%
December 31, 2005  28,153 $1.60793 to  $1.60793 $ 45,268   2.44%    1.40%  to   1.40%   2.01% to   2.01%
December 31, 2004  34,197 $1.57630 to  $1.57630 $ 53,905   2.04%    1.40%  to   1.40%   6.54% to   6.54%
December 31, 2003  40,989 $1.47948 to  $1.47948 $ 60,643   2.80%    1.40%  to   1.40%  17.13% to  17.13%

                                             Prudential Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 158,069 $1.55562 to  $3.01663 $400,689   1.31%    1.35%  to   2.00%   1.15% to   1.81%
December 31, 2006 186,033 $1.53477 to  $2.96458 $465,824   1.44%    1.35%  to   2.00%  17.60% to  18.35%
December 31, 2005 196,035 $1.30259 to  $2.50630 $426,327   1.37%    1.35%  to   2.00%  14.39% to  15.11%
December 31, 2004 202,438 $1.13655 to  $2.17838 $396,997   1.36%    1.35%  to   2.00%  14.03% to  14.76%
December 31, 2003 201,621 $0.99472 to  $1.89915 $362,689   1.56%    1.35%  to   1.90%  25.68% to  26.37%

                                        Prudential High Yield Bond Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  95,300 $1.35549 to  $1.68122 $159,924   7.01%    1.35%  to   1.65%   0.96% to   1.26%
December 31, 2006 111,866 $1.34263 to  $1.66129 $185,506   7.73%    1.35%  to   1.65%   8.44% to   8.77%
December 31, 2005 133,431 $1.23810 to  $1.52788 $203,527   6.74%    1.35%  to   1.65%   1.74% to   2.01%
December 31, 2004 160,681 $1.21693 to  $1.49829 $240,357   7.23%    1.35%  to   1.65%   8.52% to   8.84%
December 31, 2003 190,160 $1.12137 to  $1.37730 $261,532   8.35%    1.35%  to   1.65%  23.00% to  23.37%

                                       Prudential Natural Resources Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007   2,521 $9.11983 to  $9.11983 $ 22,994   0.60%    1.40%  to   1.40%  46.23% to  46.23%
December 31, 2006   2,954 $6.23651 to  $6.23651 $ 18,425   1.93%    1.40%  to   1.40%  20.51% to  20.51%
December 31, 2005   3,343 $5.17504 to  $5.17504 $ 17,303   0.00%    1.40%  to   1.40%  53.76% to  53.76%
December 31, 2004   3,501 $3.36558 to  $3.36558 $ 11,783   3.40%    1.40%  to   1.40%  23.45% to  23.45%
December 31, 2003   3,694 $2.72634 to  $2.72634 $ 10,070   4.24%    1.40%  to   1.40%  37.08% to  37.08%

                                          Prudential Stock Index Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 299,309 $0.99525 to  $2.24407 $551,545   1.51%    1.35%  to   2.00%   3.03% to   3.69%
December 31, 2006 353,178 $0.96309 to  $2.16530 $631,250   1.56%    1.35%  to   2.00%  13.28% to  14.02%
December 31, 2005 407,098 $0.84766 to  $1.90012 $645,583   1.47%    1.35%  to   2.00%   2.50% to   3.14%
December 31, 2004 443,160 $0.82464 to  $1.84300 $693,094   1.64%    1.35%  to   2.00%   8.29% to   8.98%
December 31, 2003 434,432 $0.75934 to  $1.69204 $645,369   1.48%    1.35%  to   1.90%  25.79% to  26.48%

                                            Prudential Global Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  67,856 $1.08191 to  $2.32839 $135,883   1.05%    1.35%  to   2.00%   8.30% to   9.00%
December 31, 2006  76,284 $0.99602 to  $2.13726 $140,710   0.65%    1.35%  to   2.00%  17.31% to  18.05%
December 31, 2005  83,554 $0.84666 to  $1.81132 $131,804   0.61%    1.35%  to   2.00%  13.80% to  14.53%
December 31, 2004  92,115 $0.74184 to  $1.58248 $128,221   0.99%    1.35%  to   2.00%   7.44% to   8.13%
December 31, 2003  93,158 $0.68852 to  $1.46429 $121,913   0.36%    1.35%  to   1.90%  31.57% to  32.28%

                                           Prudential Jennison Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 269,108 $0.76233 to  $2.19002 $479,398   0.28%    1.35%  to   2.00%   9.79% to  10.50%
December 31, 2006 323,560 $0.69237 to  $1.98290 $525,273   0.28%    1.35%  to   2.00%  -0.20% to   0.44%
December 31, 2005 372,673 $0.69178 to  $1.97537 $609,136   0.10%    1.35%  to   2.00%  12.31% to  13.05%
December 31, 2004 421,800 $0.61411 to  $1.74849 $620,026   0.45%    1.35%  to   2.00%   7.49% to   8.18%
December 31, 2003 453,187 $0.56973 to  $1.61723 $627,061   0.26%    1.35%  to   1.90%  27.81% to  28.53%

                                  Prudential Small Capitalization Stock Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  35,286 $2.05789 to  $3.08163 $ 94,435   0.55%    1.35%  to   1.65%  -2.16% to  -1.86%
December 31, 2006  43,383 $2.10323 to  $3.14174 $118,332   0.56%    1.35%  to   1.65%  12.81% to  13.15%
December 31, 2005  50,766 $1.86435 to  $2.77814 $122,366   0.59%    1.35%  to   1.65%   5.52% to   5.83%
December 31, 2004  56,066 $1.76674 to  $2.62630 $127,911   0.59%    1.35%  to   1.65%  20.06% to  20.42%
December 31, 2003  59,374 $1.47156 to  $2.18216 $112,757   0.47%    1.35%  to   1.65%  36.02% to  36.42%

                                    T. Rowe Price International Stock Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  24,452 $1.27297 to  $1.72087 $ 41,885   1.33%    1.35%  to   1.65%  11.19% to  11.52%
December 31, 2006  29,145 $1.14486 to  $1.54392 $ 44,784   1.16%    1.35%  to   1.65%  17.17% to  17.51%
December 31, 2005  31,879 $0.97711 to  $1.31451 $ 41,741   1.57%    1.35%  to   1.65%  14.16% to  14.49%
December 31, 2004  35,382 $0.85590 to  $1.14869 $ 40,479   1.09%    1.35%  to   1.65%  11.92% to  12.27%
December 31, 2003  37,910 $0.76471 to  $1.02374 $ 38,680   1.28%    1.35%  to   1.65%  28.40% to  28.77%

                                      A50

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- --------------------  -------- ---------- -----------------  ----------------
                                       T. Rowe Price Equity Income Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  52,567 $1.56731 to  $2.40627 $125,668   1.67%    1.35%  to   1.65%   1.58% to   1.88%
December 31, 2006  63,395 $1.54295 to  $2.36313 $148,936   1.55%    1.35%  to   1.65%  17.03% to  17.39%
December 31, 2005  75,165 $1.31837 to  $2.01408 $150,483   1.54%    1.35%  to   1.65%   2.23% to   2.54%
December 31, 2004  84,329 $1.28960 to  $1.96512 $164,796   1.56%    1.35%  to   1.65%  13.05% to  13.39%
December 31, 2003  91,614 $1.14069 to  $1.73402 $158,057   1.69%    1.35%  to   1.65%  23.46% to  23.83%

                                        Premier VIT OpCap Managed Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  76,643 $1.19659 to  $1.72622 $132,249   2.18%    1.35%  to   1.65%   1.26% to   1.56%
December 31, 2006  91,386 $1.18165 to  $1.70043 $155,331   1.81%    1.35%  to   1.65%   7.87% to   8.20%
December 31, 2005 110,586 $1.09540 to  $1.57237 $173,819   1.23%    1.35%  to   1.65%   3.58% to   3.89%
December 31, 2004 132,223 $1.05759 to  $1.51433 $200,148   1.54%    1.35%  to   1.65%   8.97% to   9.29%
December 31, 2003 155,780 $0.97053 to  $1.38628 $215,874   1.86%    1.35%  to   1.65%  19.77% to  20.12%

                                       Premier VIT OpCap Small Cap Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  25,325 $2.35334 to  $2.53111 $ 64,058   0.00%    1.35%  to   1.65%  -1.06% to  -0.77%
December 31, 2006  31,549 $2.37865 to  $2.55214 $ 80,472   0.00%    1.35%  to   1.65%  22.07% to  22.43%
December 31, 2005  37,521 $1.94860 to  $2.08553 $ 78,204   0.00%    1.35%  to   1.65%  -1.56% to  -1.27%
December 31, 2004  46,585 $1.97949 to  $2.11349 $ 98,398   0.05%    1.35%  to   1.65%  15.97% to  16.31%
December 31, 2003  52,211 $1.70696 to  $1.81797 $ 94,869   0.05%    1.35%  to   1.65%  40.34% to  40.76%

                                             AIM V.I. Core Equity Fund
                  -----------------------------------------------------------------------------------
December 31, 2007  87,692 $1.02044 to  $1.92405 $166,656   1.04%    1.35%  to   1.65%   6.35% to   6.66%
December 31, 2006 105,519 $0.95952 to  $1.80467 $188,149   0.67%    1.35%  to   1.65%  14.81% to  15.16%
December 31, 2005  48,775 $0.83573 to  $1.56803 $ 75,486   1.43%    1.35%  to   1.65%   3.61% to   3.91%
December 31, 2004  58,701 $0.80658 to  $1.50970 $ 87,533   0.93%    1.35%  to   1.65%   7.19% to   7.52%
December 31, 2003  69,193 $0.75247 to  $1.40486 $ 96,053   0.98%    1.35%  to   1.65%  22.40% to  22.75%

                           Janus Aspen Large Cap Growth Portfolio - Institutional Shares
                  -----------------------------------------------------------------------------------
December 31, 2007  61,484 $0.87503 to  $1.80324 $109,043   0.70%    1.35%  to   1.65%  13.21% to  13.55%
December 31, 2006  73,096 $0.77290 to  $1.58878 $114,155   0.47%    1.35%  to   1.65%   9.57% to   9.91%
December 31, 2005  88,674 $0.70539 to  $1.44650 $126,204   0.33%    1.35%  to   1.65%   2.60% to   2.90%
December 31, 2004 108,636 $0.68751 to  $1.40646 $150,008   0.14%    1.35%  to   1.65%   2.81% to   3.13%
December 31, 2003 128,974 $0.66870 to  $1.36461 $172,930   0.09%    1.35%  to   1.65%  29.57% to  29.96%

                         Janus Aspen International Growth Portfolio - Institutional Shares
                  -----------------------------------------------------------------------------------
December 31, 2007  58,643 $2.46327 to  $4.40276 $254,812   0.61%    1.35%  to   1.65%  26.22% to  26.60%
December 31, 2006  70,571 $1.95154 to  $3.47954 $242,355   1.95%    1.35%  to   1.65%  44.65% to  45.08%
December 31, 2005  81,367 $1.34919 to  $2.39973 $192,824   1.20%    1.35%  to   1.65%  30.16% to  30.54%
December 31, 2004  94,695 $1.03659 to  $1.83930 $172,017   0.90%    1.35%  to   1.65%  17.02% to  17.35%
December 31, 2003 110,936 $0.88582 to  $1.56797 $171,973   1.22%    1.35%  to   1.65%  32.73% to  33.12%

                                                MFS Research Series
                  -----------------------------------------------------------------------------------
December 31, 2007  18,594 $1.11117 to  $1.78496 $ 33,009   0.72%    1.35%  to   1.65%  11.36% to  11.69%
December 31, 2006  22,867 $0.99783 to  $1.59906 $ 36,354   0.52%    1.35%  to   1.65%   8.69% to   8.99%
December 31, 2005  27,680 $0.91808 to  $1.46772 $ 40,404   0.49%    1.35%  to   1.65%   6.06% to   6.37%
December 31, 2004  33,162 $0.86562 to  $1.38048 $ 45,567   1.08%    1.35%  to   1.65%  13.97% to  14.31%
December 31, 2003  38,554 $0.75952 to  $1.20836 $ 46,388   0.68%    1.35%  to   1.65%  22.68% to  23.03%

                                             MFS Emerging Growth Series
                  -----------------------------------------------------------------------------------
December 31, 2007  54,292 $0.95653 to  $1.76744 $ 95,336   0.00%    1.35%  to   1.65%  19.20% to  19.55%
December 31, 2006  66,215 $0.80244 to  $1.47914 $ 97,350   0.00%    1.35%  to   1.65%   6.16% to   6.45%
December 31, 2005  80,363 $0.75590 to  $1.39011 $111,071   0.00%    1.35%  to   1.65%   7.43% to   7.75%
December 31, 2004  98,291 $0.70362 to  $1.29091 $126,133   0.00%    1.35%  to   1.65%  11.13% to  11.46%
December 31, 2003 115,437 $0.63317 to  $1.15881 $132,948   0.00%    1.35%  to   1.65%  28.12% to  28.49%

                                   Credit Suisse Trust Global Small Cap Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  13,308 $1.02639 to  $1.35908 $ 18,050   0.00%    1.35%  to   1.65%  -5.52% to  -5.24%
December 31, 2006  15,776 $1.08635 to  $1.43500 $ 22,593   0.00%    1.35%  to   1.65%  11.39% to  11.70%
December 31, 2005  19,130 $0.97531 to  $1.28530 $ 24,548   0.00%    1.35%  to   1.65%  14.26% to  14.59%
December 31, 2004  22,247 $0.85361 to  $1.12210 $ 24,922   0.00%    1.35%  to   1.65%  16.07% to  16.42%
December 31, 2003  24,730 $0.73541 to  $0.96436 $ 23,813   0.00%    1.35%  to   1.65%  45.26% to  45.68%

                                      A51

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- --------------------  -------- ---------- -----------------  ----------------
                                           American Century VP Value Fund
                  -----------------------------------------------------------------------------------
December 31, 2007  21,699 $1.73593 to  $2.08379 $ 44,987   1.66%    1.35%  to   1.65%  -6.68% to  -6.41%
December 31, 2006  26,126 $1.86028 to  $2.22761 $ 57,938   1.42%    1.35%  to   1.65%  16.73% to  17.08%
December 31, 2005  30,623 $1.59361 to  $1.90364 $ 58,037   0.90%    1.35%  to   1.65%   3.33% to   3.63%
December 31, 2004  34,892 $1.54228 to  $1.83772 $ 63,894   1.01%    1.35%  to   1.65%  12.49% to  12.81%
December 31, 2003  37,346 $1.37107 to  $1.62974 $ 60,648   1.09%    1.35%  to   1.65%  26.87% to  27.23%

                                   Franklin Small-Mid-Cap Growth Securities Fund
                  -----------------------------------------------------------------------------------
December 31, 2007  22,773 $1.09168 to  $1.87203 $ 41,618   0.00%    1.35%  to   1.65%   9.41% to   9.75%
December 31, 2006  27,564 $0.99775 to  $1.70655 $ 45,925   0.00%    1.35%  to   1.65%   6.93% to   7.25%
December 31, 2005  33,253 $0.93308 to  $1.59202 $ 51,693   0.00%    1.35%  to   1.65%   3.08% to   3.40%
December 31, 2004  39,929 $0.90516 to  $1.54056 $ 60,060   0.00%    1.35%  to   1.65%   9.66% to   9.99%
December 31, 2003  45,499 $0.82539 to  $1.40143 $ 62,294   0.00%    1.35%  to   1.65%  35.01% to  35.41%

                                     Prudential Jennison 20/20 Focus Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  44,588 $1.67967 to  $1.76615 $ 78,700   0.56%    1.35%  to   1.65%   8.79% to   9.12%
December 31, 2006  52,651 $1.54401 to  $1.61949 $ 85,221   0.40%    1.35%  to   1.65%  12.28% to  12.61%
December 31, 2005  52,853 $1.37511 to  $1.43892 $ 76,014   0.24%    1.35%  to   1.65%  19.62% to  19.98%
December 31, 2004  51,736 $1.14958 to  $1.20003 $ 62,053   0.10%    1.35%  to   1.65%  14.05% to  14.39%
December 31, 2003  56,016 $1.00792 to  $1.04952 $ 58,759   0.22%    1.35%  to   1.65%  27.20% to  27.59%

                                Prudential Diversified Conservative Growth Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  81,708 $1.46175 to  $1.49727 $121,479   3.29%    1.35%  to   1.65%   4.18% to   4.50%
December 31, 2006  92,717 $1.40304 to  $1.43284 $131,993   3.32%    1.35%  to   1.65%   5.19% to   5.51%
December 31, 2005 106,144 $1.33377 to  $1.35805 $143,304   3.13%    1.35%  to   1.65%   5.30% to   5.62%
December 31, 2004 123,176 $1.26658 to  $1.28576 $157,523   3.12%    1.35%  to   1.65%   7.79% to   8.11%
December 31, 2003 135,064 $1.17504 to  $1.18932 $159,862   4.45%    1.35%  to   1.65%  19.61% to  19.95%

                                               Davis Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  48,817 $1.27220 to  $1.30132 $ 63,255   1.06%    1.35%  to   1.65%   2.92% to   3.24%
December 31, 2006  57,391 $1.23605 to  $1.26051 $ 72,077   0.76%    1.35%  to   1.65%  13.13% to  13.48%
December 31, 2005  61,958 $1.09258 to  $1.11081 $ 68,608   0.95%    1.35%  to   1.65%   7.67% to   7.99%
December 31, 2004  69,705 $1.01470 to  $1.02858 $ 71,511   0.83%    1.35%  to   1.65%  10.51% to  10.85%
December 31, 2003  70,263 $0.91822 to  $0.92794 $ 65,072   0.80%    1.35%  to   1.65%  27.67% to  28.01%

                                    AllianceBernstein Large Cap Growth Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  11,891 $0.70378 to  $0.72051 $  8,527   0.00%    1.35%  to   1.65%  11.76% to  12.10%
December 31, 2006  15,195 $0.62974 to  $0.64277 $  9,727   0.00%    1.35%  to   1.65%  -2.26% to  -1.95%
December 31, 2005  17,225 $0.64427 to  $0.65558 $ 11,255   0.00%    1.35%  to   1.65%  12.98% to  13.30%
December 31, 2004  19,560 $0.57025 to  $0.57864 $ 11,286   0.00%    1.35%  to   1.65%   6.60% to   6.91%
December 31, 2003  22,881 $0.53496 to  $0.54123 $ 12,354   0.00%    1.35%  to   1.65%  21.34% to  21.74%

                               Prudential SP T.Rowe Price Large-Cap Growth Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007  48,895 $0.78153 to  $1.58021 $ 58,021   0.23%    1.40%  to   2.00%   6.08% to   6.71%
December 31, 2006  54,219 $0.73459 to  $1.48086 $ 60,244   0.00%    1.40%  to   2.00%   3.84% to   4.46%
December 31, 2005  57,242 $0.70537 to  $1.41770 $ 59,791   0.00%    1.40%  to   2.00%  14.21% to  14.89%
December 31, 2004  60,177 $0.61576 to  $1.23406 $ 53,433   0.00%    1.40%  to   2.00%   4.01% to   4.65%
December 31, 2003  53,417 $0.59025 to  $0.95090 $ 42,367   0.00%    1.40%  to   1.90%  21.55% to  22.14%

                                        Prudential SP Davis Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 148,469 $1.30281 to  $1.75049 $228,363   0.77%    1.40%  to   2.00%   2.52% to   3.13%
December 31, 2006 168,113 $1.26697 to  $1.69738 $250,553   0.82%    1.40%  to   2.00%  12.78% to  13.45%
December 31, 2005 185,836 $1.12018 to  $1.49631 $243,820   0.92%    1.40%  to   2.00%   7.38% to   8.02%
December 31, 2004 189,704 $1.04012 to  $1.38531 $228,840   0.40%    1.40%  to   2.00%  10.32% to  10.98%
December 31, 2003 155,813 $0.94006 to  $1.10632 $164,272   0.46%    1.40%  to   1.90%  27.00% to  27.63%

                                      Prudential SP Small Cap Value Portfolio
                  -----------------------------------------------------------------------------------
December 31, 2007 113,884 $1.31385 to  $1.70189 $181,132   0.71%    1.35%  to   2.00%  -5.53% to  -4.92%
December 31, 2006 132,316 $1.38934 to  $1.79078 $221,323   0.54%    1.35%  to   2.00%  12.36% to  13.08%
December 31, 2005 151,550 $1.23523 to  $1.58443 $224,147   0.52%    1.35%  to   2.00%   2.57% to   3.22%
December 31, 2004 149,233 $1.20315 to  $1.53719 $213,281   0.17%    1.35%  to   2.00%  18.32% to  19.07%
December 31, 2003 108,305 $1.01585 to  $1.24988 $128,463   0.03%    1.35%  to   1.90%  30.63% to  31.34%

                                      A52

                              At year ended                             For year ended
                  --------------------------------------  ---------------------------------------------
                                                   Net    Investment
                  Units        Unit Value         Assets    Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ---------------------  -------- ---------- -----------------  ----------------
                                      Prudential SP Small Cap Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  33,029 $0.70004 to  $ 1.49464 $ 38,340   0.00%    1.35%  to   2.00%   4.27% to   4.94%
December 31, 2006  37,498 $0.66939 to  $ 1.42492 $ 41,332   0.00%    1.40%  to   2.00%  10.18% to  10.85%
December 31, 2005  39,603 $0.60571 to  $ 1.28565 $ 39,328   0.00%    1.40%  to   2.00%   0.47% to   1.08%
December 31, 2004  38,777 $0.60112 to  $ 1.27212 $ 36,834   0.00%    1.40%  to   2.00%  -2.87% to  -2.29%
December 31, 2003  29,424 $0.61704 to  $ 1.01108 $ 26,084   0.00%    1.40%  to   1.90%  32.21% to  32.87%

                                     Prudential SP PIMCO Total Return Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 332,989 $1.14412 to  $ 1.46251 $425,871   4.33%    1.35%  to   2.00%   7.29% to   7.97%
December 31, 2006 361,785 $1.06640 to  $10.22328 $430,529   4.22%    1.35%  to   2.50%   1.16% to   2.30%
December 31, 2005 398,806 $1.04909 to  $ 1.32513 $466,974   4.71%    1.35%  to   2.00%   0.37% to   1.03%
December 31, 2004 403,102 $1.04519 to  $ 1.31224 $471,428   1.95%    1.35%  to   2.00%   3.20% to   3.89%
December 31, 2003 369,822 $1.09611 to  $ 1.26394 $424,483   2.48%    1.35%  to   1.90%   3.87% to   4.45%

                                      Prudential SP PIMCO High Yield Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007 117,649 $1.29298 to  $10.91469 $170,618   6.99%    1.40%  to   2.45%   1.30% to   2.36%
December 31, 2006 130,998 $1.27068 to  $ 1.48318 $186,032   7.32%    1.40%  to   2.00%   7.35% to   8.02%
December 31, 2005 145,355 $1.18368 to  $ 1.37312 $191,575   6.47%    1.40%  to   2.00%   2.01% to   2.61%
December 31, 2004 146,925 $1.16040 to  $ 1.33818 $189,300   6.80%    1.40%  to   2.00%   7.18% to   7.81%
December 31, 2003 110,566 $1.16517 to  $ 1.24124 $132,701   6.92%    1.40%  to   1.90%  20.13% to  20.74%

                               Janus Aspen Large Cap Growth Portfolio - Service Shares
                  ------------------------------------------------------------------------------------
December 31, 2007  20,946 $0.73781 to  $ 1.62992 $ 24,219   0.58%    1.40%  to   2.00%  12.54% to  13.21%
December 31, 2006  22,671 $0.65369 to  $ 1.43985 $ 22,717   0.28%    1.40%  to   2.00%   8.96% to   9.60%
December 31, 2005  24,175 $0.59821 to  $ 1.31370 $ 21,744   0.13%    1.40%  to   2.00%   1.98% to   2.59%
December 31, 2004  26,095 $0.58487 to  $ 1.28061 $ 22,332   0.00%    1.40%  to   2.00%   2.16% to   2.77%
December 31, 2003  24,483 $0.57082 to  $ 1.00180 $ 18,639   0.00%    1.40%  to   1.90%  29.06% to  29.69%

                                       Prudential SP Large Cap Value Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  56,358 $1.28151 to  $ 1.66085 $ 81,710   1.53%    1.35%  to   2.00%  -4.74% to  -4.13%
December 31, 2006  67,053 $1.34067 to  $ 1.73324 $101,040   1.33%    1.35%  to   2.00%  16.16% to  16.89%
December 31, 2005  84,382 $1.15025 to  $ 1.48345 $108,301   0.83%    1.35%  to   2.00%   4.56% to   5.24%
December 31, 2004  77,841 $1.09631 to  $ 1.41075 $ 94,236   0.78%    1.35%  to   2.00%  15.44% to  16.19%
December 31, 2003  62,105 $0.94638 to  $ 1.04790 $ 63,307   0.00%    1.35%  to   1.90%  24.40% to  25.07%

                                       Prudential SP AIM Core Equity Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  22,730 $0.86100 to  $ 1.61162 $ 27,702   1.07%    1.40%  to   2.00%   5.69% to   6.33%
December 31, 2006  25,837 $0.81229 to  $ 1.51572 $ 29,521   0.94%    1.40%  to   2.00%  13.78% to  14.46%
December 31, 2005  28,460 $0.71174 to  $ 1.32432 $ 28,299   1.03%    1.40%  to   2.00%   2.58% to   3.19%
December 31, 2004  28,927 $0.69173 to  $ 1.28542 $ 27,334   0.46%    1.40%  to   2.00%   6.66% to   7.30%
December 31, 2003  24,460 $0.64656 to  $ 1.04529 $ 19,905   0.32%    1.40%  to   1.90%  21.38% to  21.98%

                              Prudential SP Strategic Partners Focused Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  24,365 $0.81707 to  $ 1.64616 $ 29,675   0.00%    1.35%  to   2.00%  12.96% to  13.69%
December 31, 2006  28,857 $0.72113 to  $ 1.44859 $ 30,789   0.00%    1.35%  to   2.00%  -2.61% to  -1.98%
December 31, 2005  29,854 $0.73825 to  $ 1.47863 $ 32,170   0.00%    1.35%  to   2.00%  12.89% to  13.61%
December 31, 2004  28,430 $0.65198 to  $ 1.30209 $ 26,017   0.00%    1.35%  to   2.00%   8.42% to   9.11%
December 31, 2003  24,824 $0.59950 to  $ 1.00077 $ 19,412   0.00%    1.35%  to   1.90%  23.49% to  24.16%

                                       Prudential SP Mid Cap Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  83,212 $0.73705 to  $ 1.81642 $100,293   0.21%    1.35%  to   2.00%  13.92% to  14.65%
December 31, 2006  99,310 $0.64505 to  $ 1.58504 $103,544   0.00%    1.35%  to   2.00%  -3.86% to  -3.25%
December 31, 2005 118,076 $0.66904 to  $ 1.63898 $124,278   0.00%    1.35%  to   2.00%   3.20% to   3.84%
December 31, 2004  95,143 $0.64649 to  $ 1.57888 $ 92,650   0.00%    1.35%  to   2.00%  17.21% to  17.96%
December 31, 2003  67,470 $0.54998 to  $ 0.93944 $ 50,518   0.00%    1.35%  to   1.90%  37.48% to  38.25%

                                    SP Prudential U.S. Emerging Growth Portfolio
                  ------------------------------------------------------------------------------------
December 31, 2007  87,699 $1.07786 to  $ 2.36566 $151,175   0.31%    1.35%  to   2.00%  14.52% to  15.25%
December 31, 2006 103,549 $0.93851 to  $ 2.05363 $154,141   0.00%    1.35%  to   2.00%   7.44% to   8.13%
December 31, 2005 114,303 $0.87096 to  $ 1.90014 $156,928   0.00%    1.35%  to   2.00%  15.47% to  16.21%
December 31, 2004  93,665 $0.75197 to  $ 1.63587 $108,264   0.00%    1.35%  to   2.00%  19.01% to  19.78%
December 31, 2003  76,118 $0.63000 to  $ 1.05808 $ 67,589   0.00%    1.35%  to   1.90%  39.45% to  40.20%

                                      A53

                               At year ended                              For year ended
                  ----------------------------------------  ---------------------------------------------
                                                            Investment
                  Units        Unit Value        Net Assets   Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest      (000s)     Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ---------------------  ---------- ---------- -----------------  ----------------
                                 Prudential SP Conservative Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007 339,433 $1.33711 to  $12.00521 $  578,395   2.96%    1.35%  to   2.75%   6.45% to   7.92%
December 31, 2006 376,140 $1.24325 to  $11.18453 $  592,998   3.48%    1.35%  to   2.75%   5.77% to   7.23%
December 31, 2005 413,947 $1.16340 to  $ 1.27471 $  603,052   1.25%    1.35%  to   2.00%   3.84% to   4.50%
December 31, 2004 368,692 $1.11720 to  $ 1.22048 $  432,866   1.32%    1.35%  to   2.00%   6.75% to   7.44%
December 31, 2003 246,729 $1.04299 to  $ 1.07868 $  267,381   1.21%    1.35%  to   1.90%  14.32% to  14.94%

                                   Prudential SP Balanced Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007 645,653 $1.28699 to  $12.42389 $1,246,648   2.17%    1.35%  to   2.75%   6.41% to   7.88%
December 31, 2006 710,507 $1.19704 to  $11.57861 $1,280,735   2.60%    1.35%  to   2.75%   7.73% to   9.22%
December 31, 2005 772,289 $1.09974 to  $ 1.38790 $1,263,780   0.81%    1.35%  to   2.00%   5.49% to   6.18%
December 31, 2004 636,614 $1.03936 to  $ 1.30793 $  772,350   0.75%    1.35%  to   2.00%   8.91% to   9.61%
December 31, 2003 389,561 $0.95147 to  $ 1.07966 $  421,057   0.79%    1.35%  to   1.90%  20.59% to  21.23%

                                    Prudential SP Growth Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007 486,656 $1.20299 to  $12.85451 $1,076,920   1.43%    1.35%  to   2.75%   6.29% to   7.77%
December 31, 2006 550,337 $1.12011 to  $11.99312 $1,137,566   1.88%    1.35%  to   2.75%   9.87% to  11.39%
December 31, 2005 593,163 $1.00920 to  $ 1.48911 $1,099,499   0.50%    1.35%  to   2.00%   7.10% to   7.79%
December 31, 2004 477,746 $0.93943 to  $ 1.38211 $  597,023   0.40%    1.35%  to   2.00%  10.83% to  11.54%
December 31, 2003 281,219 $0.84514 to  $ 1.06700 $  301,059   0.44%    1.35%  to   1.90%  25.88% to  26.57%

                              Prudential SP Aggressive Growth Asset Allocation Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007  87,310 $1.10722 to  $ 1.91433 $  150,328   0.89%    1.35%  to   2.00%   7.05% to   7.74%
December 31, 2006 100,341 $1.03126 to  $ 1.77768 $  159,375   1.90%    1.35%  to   2.00%  12.04% to  12.76%
December 31, 2005 112,979 $0.91771 to  $ 1.57741 $  159,065   0.16%    1.35%  to   2.00%   8.32% to   9.01%
December 31, 2004  92,089 $0.84470 to  $ 1.44765 $  117,544   0.05%    1.40%  to   2.00%  12.51% to  13.17%
December 31, 2003  49,024 $0.74865 to  $ 1.05061 $   51,315   0.02%    1.40%  to   1.90%  30.30% to  30.96%

                                     Prudential SP International Growth Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007  63,064 $1.02639 to  $ 2.50846 $  114,846   0.68%    1.35%  to   2.00%  17.19% to  17.94%
December 31, 2006  67,134 $0.87322 to  $13.26174 $  104,183   1.78%    1.35%  to   2.50%  18.10% to  19.44%
December 31, 2005  65,436 $0.73359 to  $ 1.78245 $   83,908   0.59%    1.35%  to   2.00%  14.11% to  14.85%
December 31, 2004  58,453 $0.64107 to  $ 1.55290 $   63,262   0.19%    1.35%  to   2.00%  14.26% to  14.98%
December 31, 2003  40,928 $0.55950 to  $ 1.10501 $   34,917   0.26%    1.35%  to   1.90%  36.98% to  37.73%

                                      Prudential SP International Value Portfolio
                  --------------------------------------------------------------------------------------
December 31, 2007  60,179 $1.38459 to  $ 2.40793 $  116,626   2.04%    1.40%  to   2.00%  15.75% to  16.44%
December 31, 2006  64,527 $1.19259 to  $ 2.07301 $  107,561   1.46%    1.40%  to   2.00%  26.57% to  27.32%
December 31, 2005  61,884 $0.93945 to  $ 1.63218 $   80,895   0.42%    1.40%  to   2.00%  11.54% to  12.21%
December 31, 2004  56,155 $0.83972 to  $ 1.45822 $   64,335   0.43%    1.40%  to   2.00%  13.54% to  14.21%
December 31, 2003  45,767 $0.73752 to  $ 1.07261 $   43,370   0.71%    1.40%  to   1.90%  25.00% to  25.62%

                                              Evergreen VA Balanced Fund
                  --------------------------------------------------------------------------------------
December 31, 2007     940 $1.20006 to  $ 1.39050 $    1,290   4.14%    1.40%  to   1.85%   4.73% to   5.21%
December 31, 2006     971 $1.14068 to  $ 1.32299 $    1,271   2.47%    1.40%  to   1.85%   7.85% to   8.34%
December 31, 2005   1,017 $1.05290 to  $ 1.22238 $    1,234   2.41%    1.40%  to   1.85%   3.37% to   3.83%
December 31, 2004   1,326 $1.01405 to  $ 1.18087 $    1,554   0.86%    1.40%  to   1.85%   4.37% to   4.85%
December 31, 2003   1,190 $0.96717 to  $ 0.96717 $    1,335   6.21%    1.40%  to   1.40%  14.17% to  14.17%

                                               Evergreen VA Growth Fund
                  --------------------------------------------------------------------------------------
December 31, 2007     754 $1.40419 to  $ 1.91089 $    1,417   0.00%    1.40%  to   1.85%   9.02% to   9.51%
December 31, 2006     805 $1.28611 to  $ 1.74499 $    1,386   0.00%    1.40%  to   1.85%   9.02% to   9.51%
December 31, 2005     849 $1.17798 to  $ 1.59343 $    1,339   0.00%    1.40%  to   1.85%   4.59% to   5.06%
December 31, 2004   1,020 $1.12462 to  $ 1.51675 $    1,536   0.00%    1.40%  to   1.85%  11.80% to  12.29%
December 31, 2003     766 $1.00452 to  $ 1.00452 $    1,031   0.00%    1.70%  to   1.70%  36.66% to  36.66%

                                                Evergreen VA Omega Fund
                  --------------------------------------------------------------------------------------
December 31, 2007   1,720 $1.15820 to  $ 1.67096 $    2,822   0.53%    1.40%  to   1.85%   9.91% to  10.41%
December 31, 2006   1,986 $1.04897 to  $ 1.51345 $    2,962   0.00%    1.40%  to   1.85%   4.10% to   4.56%
December 31, 2005   2,203 $1.00323 to  $ 1.44748 $    3,141   0.20%    1.40%  to   1.85%   1.97% to   2.42%
December 31, 2004   2,484 $0.96898 to  $ 1.41333 $    3,469   0.00%    1.40%  to   1.85%   5.26% to   5.74%
December 31, 2003   1,962 $0.92642 to  $ 1.04554 $    2,607   0.00%    1.40%  to   1.70%  37.70% to  38.11%

                                      A54

                              At year ended                             For year ended
                  -------------------------------------  -----------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**     Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ----------------------  ------- ---------- -----------------  ------------------
                                           Evergreen VA Special Values Fund
                  -------------------------------------------------------------------------------------
December 31, 2007 2,396  $ 1.52241 to  $ 1.77588 $ 4,175   1.43%    1.40%  to   1.85%   -9.21% to   -8.80%
December 31, 2006 2,499  $ 1.67420 to  $ 1.94718 $ 4,790   0.79%    1.40%  to   1.85%   19.35% to   19.87%
December 31, 2005 2,586  $ 1.40077 to  $ 1.62435 $ 4,152   1.00%    1.40%  to   1.85%    8.75% to    9.24%
December 31, 2004 2,603  $ 1.28607 to  $ 1.48703 $ 3,833   1.15%    1.40%  to   1.85%   18.19% to   18.71%
December 31, 2003 1,471  $ 1.08655 to  $ 1.20289 $ 1,830   0.30%    1.40%  to   1.70%   27.35% to   27.72%

                         Evergreen VA International Equity Fund (available December 5, 2003)
                  -------------------------------------------------------------------------------------
December 31, 2007   119  $19.00043 to  $19.34629 $ 2,265   2.43%    1.40%  to   1.85%   12.90% to   13.41%
December 31, 2006   130  $16.82933 to  $17.05947 $ 2,193   3.79%    1.40%  to   1.85%   20.93% to   21.46%
December 31, 2005   124  $13.91662 to  $14.04482 $ 1,730   2.61%    1.40%  to   1.85%   13.90% to   14.40%
December 31, 2004    87  $12.21880 to  $12.27702 $ 1,062   1.61%    1.40%  to   1.85%   17.04% to   17.56%
December 31, 2003    34  $10.43946 to  $10.44289 $   350   0.93%    1.40%  to   1.85%    4.50% to    4.53%

                         Evergreen VA Fundamental Large Cap Fund (available December 5, 2003)
                  -------------------------------------------------------------------------------------
December 31, 2007   289  $14.03141 to  $14.28687 $ 4,082   1.09%    1.40%  to   1.85%    6.31% to    6.79%
December 31, 2006   312  $13.19825 to  $13.37882 $ 4,140   1.23%    1.40%  to   1.85%   10.63% to   11.12%
December 31, 2005   344  $11.93001 to  $12.03990 $ 4,118   0.98%    1.40%  to   1.85%    7.04% to    7.51%
December 31, 2004   266  $11.14557 to  $11.19868 $ 2,976   1.69%    1.40%  to   1.85%    7.23% to    7.70%
December 31, 2003    68  $10.39444 to  $10.39784 $   710   0.51%    1.40%  to   1.85%    4.80% to    4.83%

                      AST AllianceBernstein Growth & Income Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,200  $11.34013 to  $12.33375 $14,251   1.20%    1.15%  to   2.10%    2.95% to    3.93%
December 31, 2006   587  $11.77136 to  $11.89718 $ 6,827   0.47%    1.40%  to   2.00%   14.98% to   15.65%
December 31, 2005   115  $10.23808 to  $10.28681 $ 1,177   0.00%    1.40%  to   2.00%    1.83% to    2.31%

                      AST American Century Income & Growth Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   715  $10.76521 to  $11.75498 $ 8,119   2.25%    1.15%  to   2.05%   -2.12% to   -1.25%
December 31, 2006   437  $11.80673 to  $11.93304 $ 5,128   1.15%    1.40%  to   2.00%   14.57% to   15.25%
December 31, 2005   140  $10.30508 to  $10.35426 $ 1,450   0.00%    1.40%  to   2.00%    2.37% to    2.86%

                    AST American Century Strategic Allocation Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,579  $10.87140 to  $12.00848 $18,235   3.52%    1.00%  to   2.65%    6.09% to    7.67%
December 31, 2006   261  $11.06202 to  $11.18026 $ 2,875   1.17%    1.40%  to   2.00%    7.52% to    8.16%
December 31, 2005    87  $10.28803 to  $10.33700 $   900   0.03%    1.40%  to   2.00%    2.45% to    2.94%

                            AST Cohen & Steers Realty Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,384  $ 7.81223 to  $12.82033 $16,506   3.58%    1.00%  to   2.50%  -21.90% to  -20.85%
December 31, 2006 1,358  $15.92598 to  $16.23834 $21,308   0.84%    1.40%  to   2.50%   33.41% to   34.85%
December 31, 2005   443  $11.98449 to  $12.04155 $ 5,325   0.02%    1.40%  to   2.00%   18.11% to   18.67%

                              AST UBS Dynamic Alpha Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 3,548  $10.39915 to  $11.72906 $39,597   1.61%    1.15%  to   2.65%   -0.70% to    0.78%
December 31, 2006   343  $11.54409 to  $11.66754 $ 3,891   1.24%    1.40%  to   2.00%    8.97% to    9.61%
December 31, 2005    47  $10.59416 to  $10.64464 $   494   0.00%    1.40%  to   2.00%    5.78% to    6.28%

                            AST DeAm Large-Cap Value Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007 1,646  $10.19617 to  $12.86054 $20,277   1.06%    1.00%  to   2.45%   -1.25% to    0.02%
December 31, 2006 1,481  $12.75305 to  $12.88954 $18,749   0.55%    1.40%  to   2.00%   19.35% to   20.05%
December 31, 2005   296  $10.68583 to  $10.73678 $ 3,171   0.03%    1.40%  to   2.00%    5.96% to    6.46%

                      AST Neuberger Berman Small-Cap Growth Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   466  $10.96429 to  $12.85490 $ 5,667   0.00%    1.00%  to   2.05%   16.32% to   17.36%
December 31, 2006   274  $10.86446 to  $10.98080 $ 2,928   0.00%    1.40%  to   2.00%    5.65% to    6.27%
December 31, 2005    63  $10.28365 to  $10.33264 $   648   0.00%    1.40%  to   2.00%    2.73% to    3.21%

                            AST DeAm Small-Cap Value Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   533  $ 8.40420 to  $ 9.62921 $ 4,889   1.01%    1.15%  to   2.05%  -19.43% to  -18.71%
December 31, 2006   361  $11.74897 to  $11.87455 $ 4,203   0.16%    1.40%  to   2.00%   17.61% to   18.30%
December 31, 2005   115  $ 9.98999 to  $10.03757 $ 1,152   0.00%    1.40%  to   2.00%   -0.55% to   -0.08%

                                 AST High Yield Portfolio (available March 14, 2005)
                  -------------------------------------------------------------------------------------
December 31, 2007   807  $10.58506 to  $10.86456 $ 8,670   9.83%    1.15%  to   2.15%    0.31% to    1.31%
December 31, 2006   790  $10.54352 to  $10.75063 $ 8,438   5.61%    1.40%  to   2.50%    7.67% to    8.83%
December 31, 2005   274  $ 9.83138 to  $ 9.87825 $ 2,705   0.63%    1.40%  to   2.00%   -1.45% to   -0.99%

                                      A55

                              At year ended                            For year ended
                  -------------------------------------  ---------------------------------------------
                                                  Net    Investment
                  Units        Unit Value        Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest     (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ----------------------  ------- ---------- -----------------  ----------------
                        AST Federated Aggressive Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   899  $10.81494 to  $13.40975 $11,436   0.00%    1.15%  to   2.45%   8.54% to   9.94%
December 31, 2006   687  $11.99215 to  $12.22751 $ 8,206   0.00%    1.40%  to   2.50%  10.16% to  11.36%
December 31, 2005   297  $10.92849 to  $10.98052 $ 3,258   0.00%    1.40%  to   2.00%   9.30% to   9.82%

                               AST Mid-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   540  $10.44960 to  $11.84309 $ 6,093   0.38%    1.15%  to   2.05%   0.68% to   1.58%
December 31, 2006   396  $11.56440 to  $11.68807 $ 4,521   0.33%    1.40%  to   2.00%  12.01% to  12.67%
December 31, 2005   143  $10.32446 to  $10.37369 $ 1,480   0.03%    1.40%  to   2.00%   2.58% to   3.07%

                              AST Small-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,043  $ 9.43656 to  $11.75648 $11,457   0.98%    1.00%  to   2.50%  -7.92% to  -6.69%
December 31, 2006   826  $12.38691 to  $12.63027 $10,168   0.26%    1.40%  to   2.50%  17.12% to  18.39%
December 31, 2005   229  $10.60928 to  $10.66828 $ 2,433   0.00%    1.40%  to   2.10%   5.58% to   6.17%

                     AST Goldman Sachs Concentrated Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,013  $11.42452 to  $13.14587 $12,624   0.00%    1.00%  to   2.10%  11.64% to  12.69%
December 31, 2006   470  $11.57079 to  $11.69442 $ 5,341   0.00%    1.40%  to   2.00%   7.84% to   8.48%
December 31, 2005    97  $10.72971 to  $10.78065 $ 1,041   0.01%    1.40%  to   2.00%   6.95% to   7.45%

                       AST Goldman Sachs Mid-Cap Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   919  $11.48986 to  $13.07586 $11,535   0.00%    1.00%  to   2.50%  16.42% to  17.98%
December 31, 2006   526  $10.99262 to  $11.11019 $ 5,727   0.00%    1.40%  to   2.00%   4.20% to   4.81%
December 31, 2005   234  $10.54976 to  $10.60000 $ 2,478   0.00%    1.40%  to   2.00%   5.51% to   6.01%

                              AST Large-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,453  $ 9.84473 to  $11.82253 $16,500   1.17%    1.00%  to   2.50%  -5.37% to  -4.10%
December 31, 2006 1,336  $12.22726 to  $12.35800 $16,175   0.71%    1.40%  to   2.00%  16.14% to  16.83%
December 31, 2005   973  $10.52787 to  $10.57804 $10,264   0.03%    1.40%  to   2.00%   4.48% to   4.97%

                        AST Lord Abbett Bond-Debenture Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,292  $10.32185 to  $11.29424 $14,416   6.93%    1.00%  to   2.45%   3.54% to   4.87%
December 31, 2006   857  $10.68176 to  $10.79596 $ 9,191   3.08%    1.40%  to   2.00%   7.65% to   8.29%
December 31, 2005   285  $ 9.92247 to  $ 9.96977 $ 2,835   0.06%    1.40%  to   2.00%  -0.76% to  -0.29%

                          AST Marsico Capital Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 2,732  $11.47337 to  $13.09923 $34,478   0.21%    1.00%  to   2.50%  12.15% to  13.65%
December 31, 2006 1,874  $11.43214 to  $11.55444 $21,237   0.04%    1.40%  to   2.00%   5.14% to   5.76%
December 31, 2005   709  $10.87333 to  $10.92526 $ 7,726   0.00%    1.40%  to   2.00%   7.38% to   7.89%

                                AST MFS Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   521  $11.68399 to  $13.23519 $ 6,623   0.04%    1.15%  to   2.50%  12.29% to  13.79%
December 31, 2006   316  $11.43531 to  $11.65979 $ 3,606   0.00%    1.40%  to   2.50%   6.99% to   8.15%
December 31, 2005   137  $10.72987 to  $10.78089 $ 1,469   0.00%    1.40%  to   2.00%   6.91% to   7.41%

                      AST Neuberger Berman Mid-Cap Growth Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,637  $12.18878 to  $15.39741 $23,863   0.00%    1.15%  to   2.15%  19.62% to  20.81%
December 31, 2006   897  $12.64173 to  $12.77698 $11,182   0.00%    1.40%  to   2.00%  11.83% to  12.49%
December 31, 2005   435  $11.27378 to  $11.35869 $ 4,931   0.00%    1.40%  to   2.35%  12.12% to  12.96%

                      AST Neuberger Berman Mid-Cap Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,766  $10.24685 to  $12.12014 $20,640   0.75%    1.00%  to   2.05%   1.09% to   1.99%
December 31, 2006 1,552  $11.78698 to  $11.91306 $18,210   0.41%    1.40%  to   2.00%   8.58% to   9.23%
December 31, 2005 1,055  $10.84658 to  $10.90682 $11,489   0.00%    1.40%  to   2.10%   8.23% to   8.83%

                             AST PIMCO Limited Maturity Bond (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007 1,059  $10.47408 to  $10.86715 $11,400   5.72%    1.00%  to   2.45%   4.23% to   5.58%
December 31, 2006   795  $10.11927 to  $10.31847 $ 8,158   2.26%    1.40%  to   2.50%   1.29% to   2.39%
December 31, 2005   372  $10.02962 to  $10.07733 $ 3,741   0.05%    1.40%  to   2.00%   0.31% to   0.78%

                       AST AllianceBernstein Core Value Portfolio (available March 14, 2005)
                  -----------------------------------------------------------------------------------
December 31, 2007   862  $ 9.82815 to  $11.75873 $ 9,668   1.79%    1.00%  to   2.15%  -5.61% to  -4.67%
December 31, 2006   466  $12.12703 to  $12.36530 $ 5,631   0.54%    1.40%  to   2.50%  18.39% to  19.68%
December 31, 2005    54  $10.28329 to  $10.33229 $   560   0.00%    1.40%  to   2.00%   2.02% to   2.51%

                                      A56

                                At year ended                              For year ended
                  -----------------------------------------  ---------------------------------------------
                                                             Investment
                  Units         Unit Value        Net Assets   Income   Expense Ratio**    Total Return***
                  (000s)    Lowest -- Highest       (000s)     Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------- ----------------------  ---------- ---------- -----------------  ----------------
                           AST AllianceBernstein Managed Index 500 (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007     749 $10.70742 to  $11.65038 $    8,305   2.05%    1.15%  to   2.05%   0.02% to   0.92%
December 31, 2006     362 $11.45078 to  $11.57321 $    4,107   0.87%    1.40%  to   2.00%  10.40% to  11.05%
December 31, 2005     215 $10.37238 to  $10.42169 $    2,234   0.07%    1.40%  to   2.00%   3.21% to   3.70%

                        AST T. Rowe Price Natural Resources Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   5,783 $13.49811 to  $18.62348 $  101,044   0.63%    1.00%  to   2.45%  37.13% to  38.90%
December 31, 2006   4,374 $13.15868 to  $13.44068 $   57,658   0.25%    1.40%  to   2.60%  12.94% to  14.27%
December 31, 2005   2,037 $11.70665 to  $11.76236 $   23,909   0.00%    1.40%  to   2.00%  17.04% to  17.59%

                        AST T. Rowe Price Asset Allocation Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007  12,963 $10.57860 to  $12.06970 $  149,839   1.72%    1.00%  to   2.65%   3.56% to   5.11%
December 31, 2006   1,013 $11.27006 to  $11.51159 $   11,427   1.12%    1.40%  to   2.60%   9.65% to  10.94%
December 31, 2005     214 $10.32700 to  $10.37610 $    2,213   0.04%    1.40%  to   2.00%   2.98% to   3.46%

                               AST MFS Global Equity Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007     832 $10.95164 to  $13.88494 $   10,944   2.53%    1.00%  to   2.05%   7.19% to   8.15%
December 31, 2006     606 $12.62250 to  $12.87030 $    7,572   0.36%    1.40%  to   2.50%  21.28% to  22.59%
December 31, 2005     166 $10.44900 to  $10.49866 $    1,733   0.00%    1.40%  to   2.00%   4.85% to   5.34%

                         AST JPMorgan International Equity Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   1,777 $10.97941 to  $13.95132 $   23,122   1.69%    1.00%  to   2.50%   6.76% to   8.19%
December 31, 2006   1,171 $12.79052 to  $12.92733 $   14,739   0.71%    1.40%  to   2.00%  20.39% to  21.10%
December 31, 2005     337 $10.62393 to  $10.67460 $    3,586   0.00%    1.40%  to   2.00%   7.17% to   7.67%

                           AST T. Rowe Price Global Bond Portfolio (available March 14, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   1,472 $10.42389 to  $11.20170 $   15,781   3.92%    1.15%  to   2.45%   7.01% to   8.39%
December 31, 2006     736 $ 9.73239 to  $ 9.92364 $    7,289   1.28%    1.40%  to   2.50%   3.69% to   4.81%
December 31, 2005     359 $ 9.42345 to  $ 9.46839 $    3,395   0.05%    1.40%  to   2.00%  -5.28% to  -4.83%

                         AST Aggressive Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007   5,323 $11.05096 to  $12.32551 $   63,388   0.16%    1.00%  to   2.65%   6.72% to   8.31%
December 31, 2006   3,488 $11.29471 to  $11.40838 $   39,020   0.00%    1.40%  to   2.35%  13.04% to  14.09%
December 31, 2005     219 $ 9.99478 to  $ 9.99933 $    2,188   0.00%    1.40%  to   2.00%  -0.04% to   0.00%

                       AST Capital Growth Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007 126,428 $11.01224 to  $12.14221 $1,492,030   0.24%    1.00%  to   2.75%   6.78% to   8.48%
December 31, 2006  64,776 $11.06284 to  $11.22130 $  715,917   0.00%    1.40%  to   2.75%  10.64% to  12.11%
December 31, 2005   2,645 $ 9.99914 to  $10.00933 $   26,458   0.00%    1.40%  to   2.75%   0.01% to   0.10%

                          AST Balanced Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007 103,751 $10.91282 to  $11.89376 $1,203,763   0.37%    1.00%  to   2.75%   6.27% to   7.96%
December 31, 2006  59,537 $10.88808 to  $11.04402 $  649,011   0.00%    1.40%  to   2.75%   8.78% to  10.23%
December 31, 2005   2,355 $10.00913 to  $10.01933 $   23,582   0.00%    1.40%  to   2.75%   0.11% to   0.20%

                        AST Conservative Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007  36,429 $10.86097 to  $11.76251 $  418,781   0.33%    1.00%  to   2.75%   6.14% to   7.83%
December 31, 2006  18,790 $10.78120 to  $10.93553 $  203,025   0.00%    1.40%  to   2.75%   7.61% to   9.04%
December 31, 2005     858 $10.01910 to  $10.02932 $    8,600   0.00%    1.40%  to   2.75%   0.21% to   0.30%

                        AST Preservation Asset Allocation Portfolio (available December 5, 2005)
                  ---------------------------------------------------------------------------------------
December 31, 2007  11,972 $10.96110 to  $11.45988 $  134,485   0.30%    1.15%  to   2.75%   5.80% to   7.48%
December 31, 2006   5,216 $10.53839 to  $10.68916 $   55,169   0.00%    1.40%  to   2.75%   5.08% to   6.47%
December 31, 2005     220 $10.03099 to  $10.03931 $    2,209   0.00%    1.40%  to   2.50%   0.33% to   0.40%

                          AST First Trust Balanced Target Portfolio (available March 20, 2006)
                  ---------------------------------------------------------------------------------------
December 31, 2007  16,265 $10.77036 to  $11.35095 $  181,880   0.53%    1.00%  to   2.65%   5.74% to   7.32%
December 31, 2006   5,918 $10.50581 to  $10.60336 $   62,296   0.00%    1.40%  to   2.60%   5.08% to   6.05%

                    AST First Trust Capital Appreciation Target Portfolio (available March 20, 2006)
                  ---------------------------------------------------------------------------------------
December 31, 2007  23,824 $11.11363 to  $11.54148 $  270,043   0.32%    1.00%  to   2.75%   8.42% to  10.14%
December 31, 2006   7,226 $10.39574 to  $10.50452 $   75,157   0.00%    1.40%  to   2.75%   3.98% to   5.06%

                                      A57

                              At year ended                             For year ended
                  --------------------------------------  ---------------------------------------------
                                                   Net    Investment
                  Units        Unit Value         Assets    Income   Expense Ratio**    Total Return***
                  (000s)   Lowest -- Highest      (000s)    Ratio*   Lowest -- Highest  Lowest -- Highest
                  ------ ----------------------  -------- ---------- -----------------  ----------------
                            AST Advanced Strategies Portfolio (available March 20, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007 27,228 $10.83452 to  $11.53588 $308,459   0.51%    1.00%  to   2.65%   6.67% to   8.26%
December 31, 2006 10,308 $10.58428 to  $10.68260 $109,035   0.00%    1.40%  to   2.60%   5.87% to   6.84%

                        AST T. Rowe Price Large-Cap Growth Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    491 $11.05504 to  $11.23891 $  5,475   0.19%    1.15%  to   2.15%   5.94% to   7.00%
December 31, 2006    171 $10.44162 to  $10.50381 $  1,789   0.00%    1.15%  to   2.05%   5.05% to   5.67%

                                 AST Money Market Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007  1,486 $10.29973 to  $10.62479 $ 15,685   4.76%    1.00%  to   2.65%   2.18% to   3.70%
December 31, 2006    899 $10.18444 to  $10.24522 $  9,197   3.28%    1.15%  to   2.05%   1.85% to   2.45%

                               AST Small-Cap Growth Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    216 $10.38230 to  $10.53785 $  2,265   0.00%    1.15%  to   2.05%   4.99% to   5.93%
December 31, 2006     65 $ 9.88919 to  $ 9.94820 $    645   0.00%    1.15%  to   2.05%  -0.16% to   0.43%

                            AST PIMCO Total Return Bond Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007  1,086 $10.89859 to  $11.07079 $ 11,917   3.60%    1.15%  to   2.10%   6.07% to   7.07%
December 31, 2006    331 $10.27835 to  $10.33968 $  3,413   0.00%    1.15%  to   2.05%   3.08% to   3.69%

                              AST International Value Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    709 $12.39325 to  $12.70293 $  8,933   1.47%    1.15%  to   2.65%  14.75% to  16.46%
December 31, 2006    214 $10.84310 to  $10.90770 $  2,330   0.00%    1.15%  to   2.05%   8.32% to   8.96%

                             AST International Growth Portfolio (available May 1, 2006)
                  ------------------------------------------------------------------------------------
December 31, 2007    550 $12.32194 to  $12.52703 $  6,830   0.67%    1.15%  to   2.15%  16.53% to  17.69%
December 31, 2006    183 $10.58063 to  $10.64379 $  1,943   0.00%    1.15%  to   2.05%   5.89% to   6.52%

                      AST Western Asset Core Plus Bond Portfolio (available November 19, 2007)
                  ------------------------------------------------------------------------------------
December 31, 2007      3 $ 9.97564 to  $ 9.97564 $     25   0.00%    2.00%  to   2.00%  -0.23% to  -0.23%

                              Gartmore NVIT Emerging Markets (available March 14, 2005)
                  ------------------------------------------------------------------------------------
December 31, 2007  1,575 $22.02354 to  $22.70075 $ 35,530   0.45%    1.40%  to   2.50%  39.99% to  41.52%
December 31, 2006  1,265 $15.87100 to  $16.04073 $ 20,210   0.59%    1.40%  to   2.00%  31.94% to  32.72%
December 31, 2005    579 $12.02867 to  $12.08600 $  6,988   0.31%    1.40%  to   2.00%  21.74% to  22.32%

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2007 or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period.

                                      A58

        A.  Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk changes are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

        B.  Administration Charge

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.

Asset-Based
Charge Level Description of When Applicable
------------ -----------------------------------------------------------------
    0.95%    Premier Bb Series - No Optional Benefits
    1.15%    Premier B Series - No Optional Benefits
    1.20%    Premier Bb Series with HAV
    1.35%    Discovery Choice Basic - No Optional Benefits
    1.40%    No Optional Benefits
              Discovery Select Variable Annuity (0.15% Admin and 1.25% M&E)
              Discovery Preferred Variable Annuity (0.15% Admin and 1.25% M&E)
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Advisor
    1.45%    Premier Bb Series with Combo or HDV or GMIB
    1.50%    No Optional Benefits
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
              Premier L Series
    1.52%    Strategic Partners Select GMDB with Step Up and Roll Up
    1.55%    Premier X Series - No Optional Benefits
             Premier Bb Series with LT5 or HD5
    1.60%    Strategic Partners FlexElite - No Optional Benefits
             GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
    1.65%    No Optional Benefit
              Discovery Choice Enhanced
              Strategic Partners Enhanced FlexElite
             GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with GMDB with Step Up and Roll Up
             Premier B Series with HDV
             Premier B Series with Roll-up & HAV
    1.70%    GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
             GMDB with-Greater of Roll Up and Step Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version

                                      A59

Asset-Based
Charge Level Description of When Applicable
------------ ---------------------------------------------------------------------------------------------
              Strategic Partners Plus Enhanced - Non Bonus Version
             GMDB with Step Up and Roll Up
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
             Premier Bb Series with SLT5 and GMIB and HAV
    1.75%    Premier B Series with LT5 or HD5
             GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
             GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
    1.80%    Strategic Partners FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Plus Enhanced - Bonus Version with GMDB with Step Up and Roll Up
             Strategic Partners Annuity One Enhanced - Bonus Version with GMDB with Greater of Roll Up and
             Step Up
             Premier Bb Series with LT5 or HD5 and HAV
    1.85%    GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
    1.90%    Premier B Series with SLT5
             With HDV
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
             Strategic Partners Enhanced FlexElite with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners FlexElite with GMDB with Greater of Roll Up and Step Up
    1.95%    Premier Bb Series with GMIB and HDV or Combo
    2.00%    Strategic Partners Enhanced FlexElite GMDB with - Greater of Roll Up or Step Up
             With HDV
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
             With LT5 or HD5
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Advisor
             Premier L Series with HDV
             Premier L Series with Roll-up & HAV
    2.05%    Premier X Series with HDV
             Premier X Series with Roll-up & HAV
             Premier Bb Series with LT5 or HD5 and Combo or HDV
    2.10%    Strategic Partners Enhanced FlexElite with HDV
             With LT5 or HD5
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
              Premier L Series
    2.15%    With SLT5
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
             Premier X Series with LT5 or HD5
    2.20%    Strategic Partners FlexElite - No Optional Benefits
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
              Strategic Partners Plus

                                      A60

Asset-Based
Charge Level Description of When Applicable
------------ --------------------------------------------------------------------------------------------------
              Strategic Partners Plus Enhanced - Non Bonus Version
    2.25%    Strategic Partners Enhanced FlexElite with LT5 or HD5
             With SLT5
              Premier L Series
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
             Strategic Partners Advisor with LT5 or HD5 and GMDB with Step Up and Roll Up
             Premier B Series with LT5 or HD5 and HDV
             Premier B Series with LT5 or HD5 and Roll-up & HAV
    2.30%    Premier X Series with SLT5
             Strategic Partners Plus Enhanced - Non Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             With LT5 or HD5 and GMDB with Step Up and Roll Up
              Strategic Partners Plus
              Strategic Partners Plus Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB with Greater of Roll Up and Step Up
              Strategic Partners Annuity One
              Strategic Partners Annuity One Enhanced - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced - Bonus Version
              Strategic Partners Plus Enhanced - Bonus Version
    2.35%    With LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Non Bonus Version
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
             With LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
              Strategic Partners Annuity One Enhanced III - Bonus Version
              Strategic Partners Plus Enhanced III - Bonus Version
    2.40%    Strategic Partners Annuity One Enhanced - Bonus Version with LT5 or HD5 and GMDB with
             Greater of Roll Up and Step Up
             Strategic Partners Plus Enhanced - Bonus Version with LT5 or HD5 and GMDB with Step Up and Roll Up
             Strategic Partners FlexElite with LT5 or HD5 and GMDB with GMDB Annual Step Up or 5% Roll Up
             Strategic Partners Enhanced FlexElite with SLT5
    2.45%    With LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
    2.50%    Strategic Partners FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB Annual Step Up or 5% Roll Up
             With LT5 or HD5 and with HDV
              Strategic Partners Annuity One Enhanced III - Non Bonus Version
              Strategic Partners Plus Enhanced III - Non Bonus Version
    2.60%    Strategic Partners Enhanced FlexElite with LT5 or HD5 and GMDB with-Greater of Roll Up or Step Up
             With LT5 or HD5 and with HDV
              Strategic Partners Plus Enhanced III - Bonus Version
              Strategic Partners Annuity One Enhanced III - Bonus Version
             Premier L Series with LT5 or HD5 and HDV
             Premier L Series with LT5 or HD5 and Roll-up & HAV
    2.65%    Premier X Series with LT5 or HD5 and HDV
             Premier X Series with LT5 or HD5 and Roll-up & HAV
    2.75%    Strategic Partners Enhanced FlexElite with SLT5 with HDV

        C.  Withdrawal Charges

        A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-8%. The charge is assessed through the redemption of units.

                                      A61

            Report of Independent Registered Public Accounting Firm

To the Contract Owners of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2007 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 7, 2008

                                      A62

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 27th day of June, 2008.

           THE PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                  Registrant

                       By: Pruco Life Insurance Company


Attest:  /s/ Thomas C. Castano                 /s/ Scott D. Kaplan
         ----------------------------------    ---------------------------------
         Thomas C. Castano                     Scott D. Kaplan
         Chief Legal Officer and Secretary     President and Chief Executive
                                               Officer

                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                              Signature and Title

            *
----------------------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR        Date: June 27, 2008

            *               *By:  /s/ Thomas C. Castano
----------------------------      ------------------------------
SCOTT D. KAPLAN                   THOMAS C. CASTANO
DIRECTOR                          CORPORATE COUNSEL

            *
----------------------------
TUCKER I. MARR
CHIEF ACCOUNTING OFFICER

            *
----------------------------
BERNARD J. JACOB
DIRECTOR

            *
----------------------------
SCOTT G. SLEYSTER
DIRECTOR

            *
----------------------------
HELEN M. GALT
DIRECTOR

            *
----------------------------
DAVID R. ODENATH, JR.
DIRECTOR

                                 EXHIBIT INDEX

(10)Written Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm